JPMorgan Income Builder Fund
Schedule of Portfolio Investments as of January 31, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 33.4%
Angola — 0.0% ^
Azule Energy Finance plc 8.13%, 1/23/2030 (a)	700	709
Argentina — 0.0% ^
Pampa Energia SA 7.95%, 9/10/2031 (b)	383	390
Transportadora de Gas del Sur SA 8.50%, 7/24/2031 (b)	365	381
YPF Energia Electrica SA 7.88%, 10/16/2032 (a)	400	390
YPF SA
8.50%, 6/27/2029 (b)	373	381
8.25%, 1/17/2034 (a)	1,000	1,003
		2,545
Australia — 0.0% ^
Australia & New Zealand Banking Group Ltd. (SOFR + 0.56%), 4.93%, 3/18/2026 (a) (c)	262	263
Glencore Funding LLC
2.50%, 9/1/2030 (a)	40	35
2.63%, 9/23/2031 (a)	844	715
Scentre Group Trust 1, REIT
3.50%, 2/12/2025 (a)	71	71
3.25%, 10/28/2025 (a)	51	50
		1,134
Austria — 0.0% ^
ams-OSRAM AG 12.25%, 3/30/2029 (a)	2,265	2,248
Bahrain — 0.0% ^
Bapco Energies BSC Closed 7.50%, 10/25/2027 (b)	1,150	1,182
Brazil — 0.1%
Braskem Netherlands Finance BV
7.25%, 2/13/2033 (a)	1,287	1,207
8.00%, 10/15/2034 (a)	975	943
Centrais Eletricas Brasileiras SA 6.50%, 1/11/2035 (a)	900	853
CSN Resources SA 4.63%, 6/10/2031 (a)	900	704
FS Luxembourg Sarl 8.88%, 2/12/2031 (b)	700	713
Guara Norte SARL 5.20%, 6/15/2034 (a)	276	256
LD Celulose International GmbH 7.95%, 1/26/2032 (a)	600	612
Minerva Luxembourg SA 8.88%, 9/13/2033 (a)	1,478	1,556
MV24 Capital BV 6.75%, 6/1/2034 (a)	512	487
Petrobras Global Finance BV 6.85%, 6/5/2115	300	269
Vale Overseas Ltd. 3.75%, 7/8/2030	12	11
Yinson Boronia Production BV 8.95%, 7/31/2042 (a)	938	975
		8,586
Canada — 1.7%
1011778 BC ULC
3.88%, 1/15/2028 (a)	2,020	1,928
3.50%, 2/15/2029 (a)	936	864
4.00%, 10/15/2030 (a)	2,890	2,617
ATS Corp. 4.13%, 12/15/2028 (a)	1,150	1,075
Bank of Montreal
3.70%, 6/7/2025	318	317

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Canada — continued
5.72%, 9/25/2028	23	24
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.01%), 7.30%, 11/26/2084 (c) (d)	4,575	4,658
Bank of Nova Scotia (The)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.55%), 4.90%, 6/4/2025 (c) (d) (e) (f)	647	645
5.45%, 6/12/2025	310	311
5.65%, 2/1/2034	886	906
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.39%), 8.63%, 10/27/2082 (c) (d)	4,250	4,481
Baytex Energy Corp.
8.50%, 4/30/2030 (a)	5,005	5,156
7.38%, 3/15/2032 (a)	2,378	2,344
Bombardier, Inc.
7.88%, 4/15/2027 (a)	2,582	2,591
7.50%, 2/1/2029 (a)	275	286
8.75%, 11/15/2030 (a)	1,478	1,591
7.25%, 7/1/2031 (a)	3,545	3,660
7.00%, 6/1/2032 (a) (g)	1,659	1,692
Canadian Imperial Bank of Commerce
3.95%, 8/4/2025	319	318
5.26%, 4/8/2029	1,257	1,271
Emera US Finance LP 2.64%, 6/15/2031	16	14
Emera, Inc. Series 16-A, (3-MONTH SOFR + 5.44%), 6.75%, 6/15/2076 (c)	7,892	7,965
Enbridge, Inc.
Series 16-A, (3-MONTH CME TERM SOFR + 4.15%), 6.00%, 1/15/2077 (c)	1,924	1,910
Series 20-A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 5.75%, 7/15/2080 (c)	10,157	9,889
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.42%), 7.63%, 1/15/2083 (c)	4,061	4,256
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.43%), 8.50%, 1/15/2084 (c)	575	637
Federation des Caisses Desjardins du Quebec
4.40%, 8/23/2025 (a)	317	317
5.70%, 3/14/2028 (a)	266	272
5.25%, 4/26/2029 (a) (g)	1,252	1,263
Garda World Security Corp.
4.63%, 2/15/2027 (a)	3,271	3,206
7.75%, 2/15/2028 (a)	1,627	1,687
8.38%, 11/15/2032 (a)	1,402	1,448
MEG Energy Corp. 5.88%, 2/1/2029 (a)	1,213	1,194
Northriver Midstream Finance LP 6.75%, 7/15/2032 (a)	1,512	1,548
NOVA Chemicals Corp.
5.00%, 5/1/2025 (a)	4,110	4,086
5.25%, 6/1/2027 (a)	5,626	5,528
8.50%, 11/15/2028 (a)	2,969	3,153
9.00%, 2/15/2030 (a)	3,114	3,322
Precision Drilling Corp.
7.13%, 1/15/2026 (a)	2,003	2,008
6.88%, 1/15/2029 (a)	168	169
Ritchie Bros Holdings, Inc.
6.75%, 3/15/2028 (a)	1,467	1,503
7.75%, 3/15/2031 (a)	1,024	1,078

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Canada — continued
Rogers Communications, Inc.
3.80%, 3/15/2032	790	709
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.59%), 5.25%, 3/15/2082 (a) (c)	5,421	5,311
Royal Bank of Canada
5.20%, 7/20/2026	177	179
(SOFRINDX + 0.46%), 4.84%, 8/3/2026 (c)	457	457
(SOFRINDX + 1.08%), 4.65%, 10/18/2030 (c)	970	953
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.89%), 7.50%, 5/2/2084 (c) (d)	9,026	9,345
Superior Plus LP 4.50%, 3/15/2029 (a)	1,621	1,493
Toronto-Dominion Bank (The)
1.20%, 6/3/2026	261	250
4.99%, 4/5/2029	854	855
4.46%, 6/8/2032	1,093	1,038
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.08%), 8.13%, 10/31/2082 (c) (d)	11,793	12,322
Transcanada Trust
Series 16-A, (3-MONTH SOFR + 4.64%), 5.88%, 8/15/2076 (c)	2,598	2,560
(SOFR + 4.42%), 5.50%, 9/15/2079 (c)	7,546	7,230
Wrangler Holdco Corp. 6.63%, 4/1/2032 (a)	1,138	1,164
		137,054
Colombia — 0.0% ^
Ecopetrol SA
8.63%, 1/19/2029	600	635
7.75%, 2/1/2032	1,330	1,303
8.38%, 1/19/2036	439	426
7.38%, 9/18/2043	412	355
5.88%, 5/28/2045	350	245
EnfraGen Energia Sur SA 5.38%, 12/30/2030 (b)	950	821
		3,785
Denmark — 0.0% ^
Danske Bank A/S (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (a) (c)	274	279
Finland — 0.1%
Amer Sports Co. 6.75%, 2/16/2031 (a) (g)	4,350	4,469
Nordea Bank Abp
4.75%, 9/22/2025 (a)	317	318
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.11%), 6.63%, 3/26/2026 (a) (c) (d) (e) (f)	4,887	4,915
1.50%, 9/30/2026 (a)	578	549
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.66%), 6.30%, 9/25/2031 (a) (c) (d) (e) (f)	1,280	1,231
		11,482
France — 0.7%
Altice France SA
8.13%, 2/1/2027 (a)	3,019	2,535
5.50%, 1/15/2028 (a)	370	299
5.13%, 7/15/2029 (a)	3,800	3,024
5.50%, 10/15/2029 (a)	2,932	2,333
Banque Federative du Credit Mutuel SA 1.00%, 2/4/2025 (a)	326	326

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
France — continued
BNP Paribas SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.97%), 9.25%, 11/17/2027 (a) (c) (d) (e) (f)	4,121	4,413
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.90%), 7.75%, 8/16/2029 (a) (c) (d) (e) (f)	9,268	9,586
(SOFR + 1.59%), 5.50%, 5/20/2030 (a) (c)	880	886
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.54%), 7.38%, 9/10/2034 (a) (c) (d) (e) (f)	2,110	2,113
BPCE SA
4.50%, 3/15/2025 (a)	851	850
(SOFR + 1.52%), 1.65%, 10/6/2026 (a) (c)	1,791	1,752
(SOFR + 1.98%), 6.61%, 10/19/2027 (a) (c)	518	531
Credit Agricole SA
4.13%, 1/10/2027 (a)	482	475
5.13%, 3/11/2027 (a)	476	480
5.30%, 7/12/2028 (a)	357	361
(SOFR + 1.69%), 5.34%, 1/10/2030 (a) (c)	620	623
(USD SOFR Spread-Adjusted ICE Swap Rate 5 Year + 3.60%), 6.70%, 9/23/2034 (a) (c) (d) (e) (f)	12,770	12,312
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.45%, 1/12/2027 (a) (c)	604	611
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.39%), 9.38%, 11/22/2027 (a) (c) (d) (e) (f)	5,786	6,076
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.80%, 1/19/2028 (a) (c)	1,091	1,040
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.52%, 1/19/2028 (a) (c)	897	901
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.79%), 8.13%, 11/21/2029 (a) (c) (d) (e) (f)	3,500	3,489
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.51%), 5.38%, 11/18/2030 (a) (c) (d) (e) (f)	5,432	4,777
		59,793
Georgia — 0.0% ^
Georgian Railway JSC 4.00%, 6/17/2028 (b)	700	613
Germany — 0.1%
Allianz SE (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 5.60%, 9/3/2054 (a) (c)	2,200	2,179
BMW US Capital LLC
(SOFRINDX + 0.55%), 4.92%, 4/2/2026 (a) (c)	240	240
4.60%, 8/13/2027 (a)	250	249
Deutsche Bank AG (SOFR + 1.87%), 2.13%, 11/24/2026 (c)	1,250	1,222
Deutsche Telekom International Finance BV 8.75%, 6/15/2030 (h)	878	1,022
EMD Finance LLC 3.25%, 3/19/2025 (a)	76	76
IHO Verwaltungs GmbH
7.75% (Cash), 11/15/2030 (a) (i)	1,816	1,821
8.00% (Cash), 11/15/2032 (a) (i)	722	721
Mercedes-Benz Finance North America LLC 4.90%, 11/15/2027 (a)	250	250
Volkswagen Group of America Finance LLC (SOFR + 0.83%), 5.20%, 3/20/2026 (a) (c)	200	200
		7,980
Guatemala — 0.0% ^
Energuate Trust 5.88%, 5/3/2027 (b)	1,147	1,128
Ireland — 0.0% ^
AerCap Ireland Capital DAC
6.45%, 4/15/2027	499	515
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 6.95%, 3/10/2055 (c)	1,247	1,278

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Ireland — continued
AIB Group plc (SOFR + 3.46%), 7.58%, 10/14/2026 (a) (c)	621	632
Bank of Ireland Group plc (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (a) (c)	464	468
EndoDesign 0.00%, 10/15/2024 ‡ (j)	925	—
		2,893
Israel — 0.0% ^
Energean Israel Finance Ltd.
5.38%, 3/30/2028 (b)	220	211
8.50%, 9/30/2033 (b)	480	494
Leviathan Bond Ltd. 6.50%, 6/30/2027 (b)	720	711
		1,416
Italy — 0.1%
Intesa Sanpaolo SpA 7.00%, 11/21/2025 (a)	323	328
Optics Bidco SpA
Series 2033, 6.38%, 11/15/2033 (a) (g)	856	846
Series 2034, 6.00%, 9/30/2034 (a)	4,233	4,059
Series 2038, 7.72%, 6/4/2038 (a)	488	512
Telecom Italia Capital SA
6.38%, 11/15/2033	144	142
6.00%, 9/30/2034	273	260
7.72%, 6/4/2038	237	245
		6,392
Jamaica — 0.0% ^
Kingston Airport Revenue Finance Ltd. 6.75%, 12/15/2036 (a)	1,299	1,290
Japan — 0.0% ^
Mitsubishi HC Capital, Inc. 3.64%, 4/13/2025 (a)	200	199
Mitsubishi UFJ Financial Group, Inc.
2.19%, 2/25/2025	269	269
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.13%), 3.84%, 4/17/2026 (c) (g)	206	205
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (c)	264	252
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.64%, 10/13/2027 (c)	663	629
Mizuho Financial Group, Inc.
(3-MONTH CME TERM SOFR + 1.09%), 2.23%, 5/25/2026 (c)	252	250
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (c)	268	256
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.38%, 7/10/2030 (c)	267	270
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 5.59%, 7/10/2035 (c)	420	424
Sumitomo Mitsui Financial Group, Inc. 5.32%, 7/9/2029	377	382
		3,136
Luxembourg — 0.4%
Altice Financing SA 5.75%, 8/15/2029 (a)	4,106	3,211
Altice France Holding SA 10.50%, 5/15/2027 (a)	4,564	1,393
GCB144A Endo 0.00%, 4/1/2029 ‡	2,045	—
INEOS Finance plc
6.75%, 5/15/2028 (a)	1,877	1,892

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Luxembourg — continued
7.50%, 4/15/2029 (a)	5,618	5,729
Intelsat Jackson Holdings SA 6.50%, 3/15/2030 (a)	20,281	18,323
		30,548
Mexico — 0.3%
Braskem Idesa SAPI 7.45%, 11/15/2029 (b)	1,450	1,213
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25%, 1/31/2041 (a)	690	669
Petroleos Mexicanos
6.49%, 1/23/2027	470	454
5.35%, 2/12/2028	1,900	1,732
6.50%, 1/23/2029 (g)	1,220	1,132
5.95%, 1/28/2031	1,460	1,223
6.70%, 2/16/2032	1,767	1,532
10.00%, 2/7/2033 (g)	3,275	3,370
10.00%, 2/7/2033	600	617
6.38%, 1/23/2045	900	597
5.63%, 1/23/2046	1,999	1,237
6.75%, 9/21/2047	850	582
6.35%, 2/12/2048	500	329
7.69%, 1/23/2050	7,872	5,873
6.95%, 1/28/2060	2,900	1,990
		22,550
Morocco — 0.1%
OCP SA
3.75%, 6/23/2031 (b)	950	828
6.88%, 4/25/2044 (b)	1,030	994
5.13%, 6/23/2051 (b)	1,000	756
7.50%, 5/2/2054 (a)	1,430	1,446
		4,024
Netherlands — 0.3%
Cooperatieve Rabobank UA
4.38%, 8/4/2025	354	353
3.75%, 7/21/2026	374	367
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.98%, 12/15/2027 (a) (c)	530	504
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.56%, 2/28/2029 (a) (c)	552	562
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.12%), 5.45%, 3/5/2030 (a) (c)	552	559
ING Groep NV
4.63%, 1/6/2026 (a)	250	250
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.34%), 5.75%, 11/16/2026 (c) (d) (e) (f)	8,357	8,322
3.95%, 3/29/2027	729	717
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.86%), 3.88%, 5/16/2027 (c) (d) (e) (f)	4,730	4,358
(USD SOFR Spread-Adjusted ICE Swap Rate 5 Year + 4.36%), 8.00%, 5/16/2030 (b) (c) (d) (e) (f)	1,000	1,051
Trivium Packaging Finance BV
5.50%, 8/15/2026 (a) (h)	2,341	2,329
8.50%, 8/15/2027 (a) (h)	2,586	2,588
		21,960

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Norway — 0.0% ^
DNB Bank ASA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.13%, 9/16/2026 (a) (c)	669	654
(SOFRINDX + 1.95%), 5.90%, 10/9/2026 (a) (c)	338	341
		995
Paraguay — 0.0% ^
Bioceanico Sovereign Certificate Ltd. Zero Coupon, 6/5/2034 (a)	333	255
Peru — 0.0% ^
Petroleos del Peru SA
4.75%, 6/19/2032 (a)	1,400	1,059
5.63%, 6/19/2047 (b)	600	379
		1,438
South Africa — 0.1%
Eskom Holdings SOC Ltd.
7.13%, 2/11/2025 (b)	1,150	1,149
8.45%, 8/10/2028 (b)	1,200	1,245
Transnet SOC Ltd. 8.25%, 2/6/2028 (a)	1,600	1,629
		4,023
Spain — 0.4%
Banco Bilbao Vizcaya Argentaria SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.86%, 9/14/2026 (c)	1,400	1,408
5.38%, 3/13/2029	400	405
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.10%), 9.38%, 3/19/2029 (c) (d) (e) (f)	10,409	11,352
Banco Santander SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.55%, 3/14/2028 (c)	400	404
5.44%, 7/15/2031	1,200	1,208
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.30%), 9.63%, 5/21/2033 (c) (d) (e) (f)	9,800	11,276
6.94%, 11/7/2033	1,400	1,537
Grifols SA 4.75%, 10/15/2028 (a) (g)	3,309	3,061
		30,651
Sweden — 0.1%
Skandinaviska Enskilda Banken AB
1.40%, 11/19/2025 (a)	336	328
5.38%, 3/5/2029 (a)	1,218	1,234
Svenska Handelsbanken AB
5.50%, 6/15/2028 (a)	856	873
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.05%), 4.75%, 3/1/2031 (b) (c) (d) (e) (f)	2,800	2,527
		4,962
Switzerland — 0.3%
UBS Group AG
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.86%), 5.13%, 7/29/2026 (b) (c) (d) (e) (f)	1,356	1,341
(SOFRINDX + 0.98%), 1.31%, 2/2/2027 (a) (c)	500	483
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.40%), 4.88%, 2/12/2027 (a) (c) (d) (e) (f)	1,661	1,612
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 9.25%, 11/13/2028 (a) (c) (d) (e) (f)	2,264	2,469
(USD SOFR Spread-Adjusted ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (a) (c)	288	293

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Switzerland — continued
(SOFR + 3.92%), 6.54%, 8/12/2033 (a) (c)	2,387	2,539
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.25%, 11/13/2033 (a) (c) (d) (e) (f)	8,905	10,285
VistaJet Malta Finance plc 9.50%, 6/1/2028 (a)	2,210	2,274
		21,296
Turkey — 0.0% ^
TC Ziraat Bankasi A/S
8.00%, 1/16/2029 (b)	1,400	1,444
7.25%, 2/4/2030 (a)	1,095	1,092
Turkiye Varlik Fonu Yonetimi A/S 8.25%, 2/14/2029 (b)	600	624
		3,160
United Kingdom — 0.9%
180 Medical, Inc. 3.88%, 10/15/2029 (a)	2,570	2,378
Barclays plc
3.65%, 3/16/2025	322	322
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.43%), 8.00%, 3/15/2029 (c) (d) (e) (f)	2,749	2,865
(USD SOFR Spread-Adjusted ICE Swap Rate 5 Year + 5.78%), 9.63%, 12/15/2029 (c) (d) (e) (f)	1,500	1,670
(SOFR + 1.74%), 5.69%, 3/12/2030 (c)	221	225
BAT Capital Corp. 5.83%, 2/20/2031	835	860
HSBC Holdings plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.86%), 8.00%, 3/7/2028 (c) (d) (e) (f)	8,840	9,304
(SOFR + 1.73%), 2.01%, 9/22/2028 (c)	663	614
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (c) (d) (e) (f)	6,541	5,813
(SOFR + 1.52%), 5.73%, 5/17/2032 (c)	1,232	1,251
(SOFR + 1.19%), 2.80%, 5/24/2032 (c)	1,201	1,031
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.19%), 6.95%, 3/11/2034 (c) (d) (e) (f)	3,700	3,706
INEOS Quattro Finance 2 plc 9.63%, 3/15/2029 (a)	1,867	1,957
Lloyds Banking Group plc
4.45%, 5/8/2025	400	400
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.82%), 6.75%, 6/27/2026 (c) (d) (e) (f)	5,231	5,276
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.72%, 8/11/2026 (c)	645	644
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.46%, 1/5/2028 (c)	318	321
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.15%), 6.75%, 9/27/2031 (c) (d) (e) (f)	2,000	1,925
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.68%, 1/5/2035 (c)	2,100	2,106
Mead Johnson Nutrition Co. 4.13%, 11/15/2025	111	111
Nationwide Building Society
1.00%, 8/28/2025 (a)	333	326
5.13%, 7/29/2029 (a)	663	665
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025 (c) (d) (e) (f)	6,017	6,009
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 8.13%, 11/10/2033 (c) (d) (e) (f)	3,952	4,200
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.78%, 3/1/2035 (c)	3,080	3,110
Santander UK Group Holdings plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (c)	300	294
(SOFR + 2.75%), 6.83%, 11/21/2026 (c)	1,127	1,143
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 3.97%, 3/30/2026 (a) (c)	244	244

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United Kingdom — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 6.17%, 1/9/2027 (a) (c) (g)	492	497
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.98%), 7.75%, 8/15/2027 (a) (c) (d) (e) (f)	3,866	4,001
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.57%), 7.88%, 3/8/2030 (a) (c) (d) (e) (f)	2,500	2,585
Virgin Media Secured Finance plc 5.50%, 5/15/2029 (a)	4,520	4,328
Vodafone Group plc (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 4.13%, 6/4/2081 (c)	6,106	5,484
		75,665
United States — 27.7%
AbbVie, Inc. 4.05%, 11/21/2039	37	32
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (a)	3,249	3,178
5.00%, 4/15/2029 (a) (g)	2,430	2,311
ACCO Brands Corp. 4.25%, 3/15/2029 (a) (g)	5,180	4,787
ACI Worldwide, Inc. 5.75%, 8/15/2026 (a)	4,030	4,031
Acushnet Co. 7.38%, 10/15/2028 (a)	1,028	1,068
Adient Global Holdings Ltd.
4.88%, 8/15/2026 (a)	2,276	2,273
7.00%, 4/15/2028 (a)	3,226	3,269
8.25%, 4/15/2031 (a) (g)	6,149	6,377
7.50%, 2/15/2033 (a)	2,262	2,292
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	4,280	4,021
4.88%, 7/15/2032 (a)	6,428	5,981
Aethon United BR LP 7.50%, 10/1/2029 (a)	1,847	1,894
Air Lease Corp.
3.75%, 6/1/2026	15	15
5.85%, 12/15/2027	232	238
Albertsons Cos., Inc.
3.25%, 3/15/2026 (a)	4,172	4,094
4.63%, 1/15/2027 (a)	7,830	7,691
5.88%, 2/15/2028 (a)	3,301	3,296
3.50%, 3/15/2029 (a)	6,048	5,564
4.88%, 2/15/2030 (a)	884	850
Alcoa Nederland Holding BV
5.50%, 12/15/2027 (a)	4,080	4,061
7.13%, 3/15/2031 (a)	4,466	4,632
Alexandria Real Estate Equities, Inc., REIT
2.75%, 12/15/2029	18	16
2.95%, 3/15/2034	7	6
Allied Universal Holdco LLC 4.63%, 6/1/2028 (a)	4,340	4,142
Allison Transmission, Inc.
4.75%, 10/1/2027 (a)	3,507	3,444
5.88%, 6/1/2029 (a)	8,589	8,611
3.75%, 1/30/2031 (a)	1,315	1,173
Allstate Corp. (The) (3-MONTH SOFR + 2.12%), 6.50%, 5/15/2057 (c)	2,669	2,678
Ally Financial, Inc.
5.75%, 11/20/2025	2,990	3,003
Series C, (US Treasury Yield Curve Rate T Note Constant Maturity 7 Year + 3.48%), 4.70%, 5/15/2028 (c) (e) (f)	5,049	4,587

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Altria Group, Inc. 4.80%, 2/14/2029	18	18
American Airlines, Inc.
5.50%, 4/20/2026 (a)	6,747	6,743
5.75%, 4/20/2029 (a)	10,303	10,277
American Axle & Manufacturing, Inc.
6.50%, 4/1/2027	4,510	4,512
6.88%, 7/1/2028	5,403	5,371
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028 (a)	3,615	3,487
American Electric Power Co., Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 3.88%, 2/15/2062 (c)	2,949	2,798
American Express Co.
3.95%, 8/1/2025	102	102
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 3.55%, 9/15/2026 (c) (e) (f)	6,137	5,917
(SOFR + 0.93%), 5.04%, 7/26/2028 (c)	209	210
American Honda Finance Corp. (SOFR + 0.50%), 4.86%, 10/10/2025 (c)	169	169
American Tower Corp., REIT
1.45%, 9/15/2026	22	21
1.50%, 1/31/2028	74	67
5.00%, 1/31/2030	955	951
2.10%, 6/15/2030	27	23
AmeriGas Partners LP
5.50%, 5/20/2025	984	982
5.88%, 8/20/2026	2,830	2,810
5.75%, 5/20/2027	1,214	1,156
9.38%, 6/1/2028 (a) (g)	2,065	2,048
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	3,941	3,949
ANGI Group LLC 3.88%, 8/15/2028 (a)	1,433	1,290
Antero Midstream Partners LP
5.75%, 3/1/2027 (a)	776	776
5.75%, 1/15/2028 (a)	4,175	4,160
5.38%, 6/15/2029 (a)	4,452	4,353
Antero Resources Corp.
8.38%, 7/15/2026 (a)	2,242	2,287
7.63%, 2/1/2029 (a)	1,744	1,789
5.38%, 3/1/2030 (a)	1,432	1,401
Anywhere Real Estate Group LLC 5.25%, 4/15/2030 (a)	5,203	4,029
APi Group DE, Inc.
4.13%, 7/15/2029 (a)	2,586	2,402
4.75%, 10/15/2029 (a)	2,037	1,933
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	4,810	4,715
Arches Buyer, Inc.
4.25%, 6/1/2028 (a)	1,775	1,658
6.13%, 12/1/2028 (a)	649	588
Archrock Partners LP
6.88%, 4/1/2027 (a)	635	635
6.25%, 4/1/2028 (a)	2,766	2,780
6.63%, 9/1/2032 (a)	1,719	1,743
Ardagh Metal Packaging Finance USA LLC 6.00%, 6/15/2027 (a)	687	683

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Ardagh Packaging Finance plc
4.13%, 8/15/2026 (a)	3,785	3,331
5.25%, 8/15/2027 (a)	8,915	4,928
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	422	409
4.63%, 11/15/2029 (a)	5,584	5,306
4.75%, 3/1/2030	430	408
5.00%, 2/15/2032 (a) (g)	1,004	939
Ascent Resources Utica Holdings LLC
8.25%, 12/31/2028 (a)	2,712	2,768
5.88%, 6/30/2029 (a)	1,122	1,104
6.63%, 10/15/2032 (a)	1,487	1,499
ASGN, Inc. 4.63%, 5/15/2028 (a)	638	614
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	280	271
Athene Global Funding 4.86%, 8/27/2026 (a)	212	212
ATI, Inc.
5.88%, 12/1/2027	1,861	1,854
4.88%, 10/1/2029	1,655	1,583
7.25%, 8/15/2030	1,915	1,984
5.13%, 10/1/2031	1,240	1,174
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	7,346	7,102
Avient Corp. 7.13%, 8/1/2030 (a)	1,175	1,206
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	4,568	4,497
4.75%, 4/1/2028 (a) (g)	8,130	7,700
5.38%, 3/1/2029 (a)	530	505
8.25%, 1/15/2030 (a)	3,976	4,106
Axalta Coating Systems Dutch Holding B BV 7.25%, 2/15/2031 (a)	832	866
Axalta Coating Systems LLC
4.75%, 6/15/2027 (a)	4,833	4,741
3.38%, 2/15/2029 (a)	4,680	4,302
Bank of America Corp.
Series AA, (3-MONTH CME TERM SOFR + 4.16%), 6.10%, 3/17/2025 (c) (e) (f)	2,053	2,050
Series DD, (3-MONTH CME TERM SOFR + 4.81%), 6.30%, 3/10/2026 (c) (e) (f)	4,459	4,513
Series RR, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.76%), 4.38%, 1/27/2027 (c) (e) (f)	2,627	2,549
Series TT, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.13%, 4/27/2027 (c) (e) (f)	2,778	2,809
Series FF, (3-MONTH CME TERM SOFR + 3.19%), 5.88%, 3/15/2028 (c) (e) (f)	4,378	4,390
(3-MONTH CME TERM SOFR + 1.44%), 3.19%, 7/23/2030 (c)	464	430
(SOFR + 1.21%), 2.57%, 10/20/2032 (c)	694	590
(SOFR + 1.83%), 4.57%, 4/27/2033 (c)	950	909
(SOFR + 1.65%), 5.47%, 1/23/2035 (c)	673	675
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.20%), 2.48%, 9/21/2036 (c)	3,252	2,676
Bank of New York Mellon Corp. (The)
(SOFR + 0.62%), 4.96%, 4/25/2025 (c)	251	251
Series F, (3-MONTH CME TERM SOFR + 3.39%), 4.63%, 9/20/2026 (c) (e) (f)	7,637	7,534
(SOFRINDX + 2.07%), 5.83%, 10/25/2033 (c)	22	23

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Bath & Body Works, Inc.
5.25%, 2/1/2028	50	50
6.88%, 11/1/2035	997	1,029
6.75%, 7/1/2036	2,162	2,208
Bausch + Lomb Corp. 8.38%, 10/1/2028 (a)	745	780
Bausch Health Americas, Inc. 8.50%, 1/31/2027 (a)	4,737	4,050
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (a)	13,516	13,263
5.75%, 8/15/2027 (a)	965	844
5.00%, 1/30/2028 (a)	2,375	1,622
4.88%, 6/1/2028 (a)	4,374	3,544
5.00%, 2/15/2029 (a)	4,668	2,744
6.25%, 2/15/2029 (a)	2,065	1,277
5.25%, 1/30/2030 (a)	8,398	4,451
5.25%, 2/15/2031 (a)	3,262	1,713
Baxter International, Inc. 2.54%, 2/1/2032 (g)	490	412
Big River Steel LLC 6.63%, 1/31/2029 (a)	3,183	3,207
Biogen, Inc. 4.05%, 9/15/2025	150	149
Block, Inc.
2.75%, 6/1/2026	1,985	1,934
3.50%, 6/1/2031	766	682
6.50%, 5/15/2032 (a)	4,941	5,050
Blue Racer Midstream LLC
6.63%, 7/15/2026 (a)	1,675	1,674
7.00%, 7/15/2029 (a)	1,417	1,456
7.25%, 7/15/2032 (a)	1,040	1,088
Boise Cascade Co. 4.88%, 7/1/2030 (a)	852	808
Boyd Gaming Corp. 4.75%, 6/15/2031 (a)	983	917
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	3,600	3,422
BP Capital Markets plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (c) (e) (f)	2,196	2,115
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.15%), 6.45%, 12/1/2033 (c) (e) (f)	1,918	1,958
Brink's Co. (The)
4.63%, 10/15/2027 (a)	3,980	3,886
6.50%, 6/15/2029 (a)	1,087	1,108
Broadcom, Inc.
4.30%, 11/15/2032	32	30
2.60%, 2/15/2033 (a)	445	367
Buckeye Partners LP
4.13%, 3/1/2025 (a)	2,427	2,427
3.95%, 12/1/2026	240	233
4.50%, 3/1/2028 (a)	5,175	4,983
6.75%, 2/1/2030 (a)	994	1,011
Builders FirstSource, Inc.
5.00%, 3/1/2030 (a)	1,160	1,111
4.25%, 2/1/2032 (a)	3,138	2,830
6.38%, 6/15/2032 (a)	3,510	3,555

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
6.38%, 3/1/2034 (a)	2,310	2,323
Bunge Ltd. Finance Corp. 1.63%, 8/17/2025	170	167
BWX Technologies, Inc.
4.13%, 6/30/2028 (a)	2,624	2,488
4.13%, 4/15/2029 (a)	4,624	4,352
Caesars Entertainment, Inc.
8.13%, 7/1/2027 (a)	27	27
4.63%, 10/15/2029 (a) (g)	2,525	2,384
7.00%, 2/15/2030 (a)	2,040	2,103
6.50%, 2/15/2032 (a)	6,328	6,407
California Resources Corp. 7.13%, 2/1/2026 (a)	2,132	2,133
Calpine Corp.
4.63%, 2/1/2029 (a)	1,117	1,066
5.00%, 2/1/2031 (a)	2,357	2,251
Capital One Financial Corp. Series M, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 3.95%, 9/1/2026 (c) (e) (f)	5,396	5,205
Cardinal Health, Inc. 4.70%, 11/15/2026	62	62
Carnival Corp.
5.75%, 3/1/2027 (a)	4,414	4,423
4.00%, 8/1/2028 (a)	3,156	3,012
6.00%, 5/1/2029 (a)	2,183	2,187
7.00%, 8/15/2029 (a)	1,239	1,299
6.13%, 2/15/2033 (a) (k)	4,243	4,254
Carnival Holdings Bermuda Ltd. 10.38%, 5/1/2028 (a)	14,477	15,407
Carpenter Technology Corp.
6.38%, 7/15/2028	1,466	1,473
7.63%, 3/15/2030	870	898
CCO Holdings LLC
5.13%, 5/1/2027 (a)	4,309	4,229
5.00%, 2/1/2028 (a)	17,291	16,831
5.38%, 6/1/2029 (a)	9,455	9,138
4.75%, 3/1/2030 (a)	34,146	31,628
4.50%, 8/15/2030 (a)	16,927	15,400
4.25%, 2/1/2031 (a)	16,121	14,301
4.75%, 2/1/2032 (a)	50	44
4.50%, 5/1/2032	1,400	1,214
CD&R Smokey Buyer, Inc. 9.50%, 10/15/2029 (a) (g)	3,398	3,384
Cedar Fair LP
5.38%, 4/15/2027	2,150	2,141
5.25%, 7/15/2029	2,230	2,150
Cencora, Inc. 2.70%, 3/15/2031	535	468
Central Garden & Pet Co.
5.13%, 2/1/2028	6,555	6,431
4.13%, 10/15/2030 (g)	3,579	3,254
Charles Schwab Corp. (The)
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.97%), 5.38%, 6/1/2025 (c) (e) (f)	1,012	1,008
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 4.00%, 6/1/2026 (c) (e) (f)	1,182	1,154

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 3.08%), 4.00%, 12/1/2030 (c) (e) (f)	10,584	9,394
Chart Industries, Inc.
7.50%, 1/1/2030 (a)	5,783	6,042
9.50%, 1/1/2031 (a)	611	659
Charter Communications Operating LLC 6.65%, 2/1/2034	610	628
Chemours Co. (The)
5.75%, 11/15/2028 (a)	9,029	8,566
8.00%, 1/15/2033 (a)	1,590	1,577
Cheniere Energy Partners LP
4.50%, 10/1/2029	4,325	4,193
4.00%, 3/1/2031	1,000	926
3.25%, 1/31/2032	37	32
Chevron Phillips Chemical Co. LLC 3.40%, 12/1/2026 (a)	155	151
Chord Energy Corp. 6.38%, 6/1/2026 (a)	6,102	6,104
Ciena Corp. 4.00%, 1/31/2030 (a)	2,329	2,150
Cigna Group (The) 3.25%, 4/15/2025	250	249
Cinemark USA, Inc.
5.25%, 7/15/2028 (a)	2,165	2,122
7.00%, 8/1/2032 (a)	995	1,022
Citibank NA 4.93%, 8/6/2026	250	251
Citigroup, Inc.
Series P, (3-MONTH CME TERM SOFR + 4.17%), 5.95%, 5/15/2025 (c) (e) (f)	1,480	1,479
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025 (c) (e) (f)	4,652	4,585
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (c) (e) (f)	7,615	7,457
Series T, (3-MONTH CME TERM SOFR + 4.78%), 6.25%, 8/15/2026 (c) (e) (f)	4,682	4,729
Series CC, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.69%), 7.13%, 8/15/2029 (c) (e) (f)	4,928	5,057
Series EE, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.57%), 6.75%, 2/15/2030 (c) (e) (f)	1,880	1,893
(SOFR + 2.11%), 2.57%, 6/3/2031 (c)	972	854
(SOFR + 1.18%), 2.52%, 11/3/2032 (c)	464	390
(SOFR + 1.35%), 3.06%, 1/25/2033 (c)	850	735
(SOFR + 1.94%), 3.79%, 3/17/2033 (c)	913	824
Series DD, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 2.76%), 7.00%, 8/15/2034 (c) (e) (f)	6,264	6,527
Civitas Resources, Inc.
8.38%, 7/1/2028 (a)	4,442	4,646
8.63%, 11/1/2030 (a)	2,721	2,884
8.75%, 7/1/2031 (a)	2,840	2,995
Clarios Global LP
6.25%, 5/15/2026 (a)	3,644	3,643
8.50%, 5/15/2027 (a)	3,430	3,447
6.75%, 5/15/2028 (a)	2,747	2,798
6.75%, 2/15/2030 (a) (g)	1,449	1,472
Clarivate Science Holdings Corp.
3.88%, 7/1/2028 (a)	2,541	2,394
4.88%, 7/1/2029 (a)	2,948	2,763
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a)	8,196	7,984
9.00%, 9/15/2028 (a)	3,827	4,023

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
7.50%, 6/1/2029 (a)	12,828	11,421
Cleveland-Cliffs, Inc.
4.63%, 3/1/2029 (a) (g)	3,278	3,055
6.88%, 11/1/2029 (a)	2,609	2,617
6.75%, 4/15/2030 (a)	2,747	2,734
4.88%, 3/1/2031 (a)	1,772	1,605
Clydesdale Acquisition Holdings, Inc. 6.63%, 4/15/2029 (a)	147	148
CMS Energy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.12%), 4.75%, 6/1/2050 (c)	3,823	3,625
CNX Midstream Partners LP 4.75%, 4/15/2030 (a)	828	763
CNX Resources Corp. 7.38%, 1/15/2031 (a)	2,491	2,556
Coherent Corp. 5.00%, 12/15/2029 (a)	9,100	8,758
Coinbase Global, Inc.
3.38%, 10/1/2028 (a)	1,628	1,472
3.63%, 10/1/2031 (a)	1,795	1,553
Columbia Pipelines Operating Co. LLC 5.93%, 8/15/2030 (a)	540	557
CommScope LLC
6.00%, 3/1/2026 (a)	5,095	5,095
8.25%, 3/1/2027 (a)	10,030	9,574
4.75%, 9/1/2029 (a)	4,840	4,308
Community Health Systems, Inc.
5.63%, 3/15/2027 (a)	1,098	1,066
6.00%, 1/15/2029 (a)	3,295	3,003
6.13%, 4/1/2030 (a)	540	354
5.25%, 5/15/2030 (a)	8,907	7,594
4.75%, 2/15/2031 (a)	2,958	2,414
10.88%, 1/15/2032 (a)	2,999	3,089
Comstock Resources, Inc.
6.75%, 3/1/2029 (a)	8,561	8,402
5.88%, 1/15/2030 (a)	2,507	2,373
Concentra Escrow Issuer Corp. 6.88%, 7/15/2032 (a)	1,101	1,138
Conduent Business Services LLC 6.00%, 11/1/2029 (a)	4,650	4,466
Cooper-Standard Automotive, Inc.
13.50% (Cash), 3/31/2027 (a) (i)	13,330	13,966
5.63% (Cash), 5/15/2027 (a) (g) (i)	8,013	6,842
Corebridge Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.85%), 6.88%, 12/15/2052 (c)	3,996	4,110
CoreCivic, Inc. 8.25%, 4/15/2029	4,255	4,500
Coty, Inc.
5.00%, 4/15/2026 (a)	775	773
4.75%, 1/15/2029 (a)	880	848
Crescent Energy Finance LLC
9.25%, 2/15/2028 (a)	7,190	7,532
7.63%, 4/1/2032 (a)	3,128	3,150
7.38%, 1/15/2033 (a)	1,955	1,952
Crown Castle, Inc., REIT
3.65%, 9/1/2027	55	53
4.90%, 9/1/2029	1,035	1,029

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
CSC Holdings LLC
5.38%, 2/1/2028 (a)	3,222	2,833
11.25%, 5/15/2028 (a)	1,567	1,554
6.50%, 2/1/2029 (a)	10,417	8,880
3.38%, 2/15/2031 (a)	1,735	1,261
4.50%, 11/15/2031 (a)	2,518	1,898
Dana, Inc. 5.63%, 6/15/2028	3,036	3,015
DaVita, Inc.
4.63%, 6/1/2030 (a)	9,025	8,397
3.75%, 2/15/2031 (a) (g)	6,536	5,752
6.88%, 9/1/2032 (a)	1,691	1,715
Diamond Foreign Asset Co. 8.50%, 10/1/2030 (a)	2,452	2,556
Diebold Nixdorf, Inc. 7.75%, 3/31/2030 (a)	894	925
Directv Financing LLC 5.88%, 8/15/2027 (a)	4,425	4,382
Discovery Communications LLC 3.63%, 5/15/2030	42	38
DISH DBS Corp.
7.75%, 7/1/2026	10,126	8,853
5.25%, 12/1/2026 (a)	10,065	9,302
5.75%, 12/1/2028 (a)	2,450	2,123
DISH Network Corp. 11.75%, 11/15/2027 (a)	10,305	10,881
DOC DR LLC, REIT
3.95%, 1/15/2028	13	13
2.63%, 11/1/2031	4	3
Dominion Energy, Inc.
3.90%, 10/1/2025	150	149
Series C, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.20%), 4.35%, 1/15/2027 (c) (e) (f)	3,390	3,291
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 7.00%, 6/1/2054 (c)	1,144	1,210
Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.88%, 2/1/2055 (c)	1,754	1,828
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.21%), 6.63%, 5/15/2055 (c)	2,345	2,368
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a)	2,736	2,230
DT Midstream, Inc.
4.13%, 6/15/2029 (a)	4,705	4,448
4.38%, 6/15/2031 (a)	1,677	1,551
Duke Energy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.59%), 6.45%, 9/1/2054 (c)	4,343	4,356
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	5,847	5,507
EchoStar Corp.
10.75%, 11/30/2029	5,220	5,627
6.75% (PIK), 11/30/2030 (i)	2,742	2,499
Edgewell Personal Care Co.
5.50%, 6/1/2028 (a)	3,152	3,108
4.13%, 4/1/2029 (a)	2,842	2,660
Elanco Animal Health, Inc. 6.65%, 8/28/2028 (h)	2,365	2,431
Embarq LLC 8.00%, 6/1/2036 (g)	4,000	2,240
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	1,421	1,198
EMRLD Borrower LP
6.63%, 12/15/2030 (a)	9,085	9,189
6.75%, 7/15/2031 (a)	1,429	1,453

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Encino Acquisition Partners Holdings LLC
8.50%, 5/1/2028 (a)	6,339	6,512
8.75%, 5/1/2031 (a)	2,280	2,424
Encompass Health Corp.
5.75%, 9/15/2025	1,338	1,336
4.75%, 2/1/2030	2,690	2,588
4.63%, 4/1/2031	3,595	3,365
Endo Finance Holdings, Inc. 8.50%, 4/15/2031 (a) (g)	945	1,011
Energizer Holdings, Inc.
6.50%, 12/31/2027 (a)	1,513	1,534
4.75%, 6/15/2028 (a)	6,415	6,162
4.38%, 3/31/2029 (a)	7,839	7,329
Energy Transfer LP
4.75%, 1/15/2026	200	200
7.38%, 2/1/2031 (a)	995	1,043
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.02%), 8.00%, 5/15/2054 (c)	636	671
EnLink Midstream Partners LP
4.85%, 7/15/2026	649	647
5.60%, 4/1/2044	522	482
Enpro, Inc. 5.75%, 10/15/2026	50	50
Entegris, Inc.
4.38%, 4/15/2028 (a)	2,146	2,068
4.75%, 4/15/2029 (a)	5,001	4,822
3.63%, 5/1/2029 (a)	3,009	2,768
5.95%, 6/15/2030 (a)	7,392	7,368
Entergy Corp.
0.90%, 9/15/2025	97	95
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.13%, 12/1/2054 (c)	1,531	1,561
Enterprise Products Operating LLC Series E, (3-MONTH CME TERM SOFR + 3.29%), 5.25%, 8/16/2077 (c)	3,227	3,166
EQM Midstream Partners LP
7.50%, 6/1/2027 (a)	2,955	3,029
6.50%, 7/1/2027 (a)	2,555	2,608
4.50%, 1/15/2029 (a)	1,646	1,587
7.50%, 6/1/2030 (a)	2,365	2,547
4.75%, 1/15/2031 (a)	5,576	5,309
EquipmentShare.com, Inc.
9.00%, 5/15/2028 (a)	6,588	6,943
8.63%, 5/15/2032 (a)	820	874
8.00%, 3/15/2033 (a)	1,336	1,389
Equitable Financial Life Global Funding
5.50%, 12/2/2025 (a)	272	274
4.88%, 11/19/2027 (a)	132	132
Esab Corp. 6.25%, 4/15/2029 (a)	1,862	1,887
Escrow Rite Aid 0.00%, 12/31/2049 ‡	967	578
Expand Energy Corp.
5.88%, 2/1/2029 (a)	575	573
6.75%, 4/15/2029 (a)	11,991	12,121

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
5.38%, 3/15/2030	5,142	5,049
4.75%, 2/1/2032	918	856
Fair Isaac Corp. 4.00%, 6/15/2028 (a)	1,295	1,234
Fertitta Entertainment LLC 4.63%, 1/15/2029 (a)	208	196
Fifth Third Bancorp
Series L, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.22%), 4.50%, 9/30/2025 (c) (e) (f)	2,903	2,864
(SOFRINDX + 2.19%), 6.36%, 10/27/2028 (c)	301	312
(SOFR + 1.84%), 5.63%, 1/29/2032 (c)	398	404
Ford Motor Credit Co. LLC
2.30%, 2/10/2025	2,000	1,999
4.69%, 6/9/2025	9,424	9,408
5.13%, 6/16/2025	7,621	7,621
4.13%, 8/4/2025	3,842	3,824
4.39%, 1/8/2026	5,270	5,237
6.95%, 3/6/2026	1,712	1,743
6.95%, 6/10/2026	1,864	1,904
4.54%, 8/1/2026	2,052	2,032
2.70%, 8/10/2026	2,049	1,974
4.27%, 1/9/2027	8,068	7,921
2.90%, 2/16/2028	1,455	1,351
6.80%, 5/12/2028	1,944	2,015
2.90%, 2/10/2029	880	792
7.20%, 6/10/2030	896	945
4.00%, 11/13/2030	3,339	3,024
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (a)	2,125	2,126
5.00%, 5/1/2028 (a)	10,138	10,034
6.75%, 5/1/2029 (a)	1,345	1,354
5.88%, 11/1/2029	50	50
6.00%, 1/15/2030 (a)	114	114
8.75%, 5/15/2030 (a)	2,138	2,259
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	2,750	2,502
Gartner, Inc.
4.50%, 7/1/2028 (a)	1,975	1,928
3.63%, 6/15/2029 (a)	1,138	1,065
3.75%, 10/1/2030 (a)	469	430
Gates Corp. 6.88%, 7/1/2029 (a)	873	893
GCI LLC 4.75%, 10/15/2028 (a)	9,465	8,930
General Motors Financial Co., Inc.
5.25%, 3/1/2026	250	251
4.30%, 4/6/2029	490	473
Genesis Energy LP
8.00%, 1/15/2027	575	585
7.75%, 2/1/2028	3,701	3,747
8.25%, 1/15/2029	871	891
8.88%, 4/15/2030	2,535	2,628
7.88%, 5/15/2032	1,347	1,349

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
8.00%, 5/15/2033	893	893
GEO Group, Inc. (The) 8.63%, 4/15/2029	2,328	2,458
GFL Environmental, Inc.
3.75%, 8/1/2025 (a)	3,564	3,541
4.00%, 8/1/2028 (a)	4,132	3,934
4.75%, 6/15/2029 (a)	2,885	2,779
6.75%, 1/15/2031 (a)	1,402	1,454
Global Infrastructure Solutions, Inc.
5.63%, 6/1/2029 (a)	3,420	3,323
7.50%, 4/15/2032 (a)	2,580	2,562
Global Medical Response, Inc. 10.00% (Blend (Cash 9.25% + PIK 0.75%)), 10/31/2028 (a) (i)	2,321	2,325
Global Payments, Inc.
3.20%, 8/15/2029	43	40
2.90%, 11/15/2031	12	10
Goat Holdco LLC 6.75%, 2/1/2032 (a)	1,182	1,178
Goldman Sachs Bank USA (SOFR + 0.77%), 5.14%, 3/18/2027 (c)	320	321
Goldman Sachs Group, Inc. (The)
Series S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 4.40%, 8/10/2025 (c) (e) (f)	1,490	1,494
Series R, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.22%), 4.95%, 8/10/2025 (c) (e) (f)	1,809	1,815
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 3.80%, 5/10/2026 (c) (e) (f)	5,607	5,444
Series U, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.92%), 3.65%, 8/10/2026 (c) (e) (f)	1,830	1,759
(SOFR + 0.82%), 1.54%, 9/10/2027 (c)	465	441
(SOFR + 0.91%), 1.95%, 10/21/2027 (c)	19	18
(SOFR + 1.11%), 2.64%, 2/24/2028 (c)	15	14
(SOFR + 1.85%), 3.62%, 3/15/2028 (c)	983	959
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 7.50%, 2/10/2029 (c) (e) (f)	4,001	4,221
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.81%), 7.50%, 5/10/2029 (c) (e) (f)	6,484	6,789
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.85%, 2/10/2030 (c) (e) (f)	4,610	4,652
(SOFR + 1.28%), 2.62%, 4/22/2032 (c)	486	417
(SOFR + 1.25%), 2.38%, 7/21/2032 (c)	464	391
(SOFR + 1.26%), 2.65%, 10/21/2032 (c)	16	14
Series Y, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 2.40%), 6.13%, 11/10/2034 (c) (e) (f)	5,630	5,499
(SOFR + 1.55%), 5.33%, 7/23/2035 (c)	149	147
(SOFR + 1.42%), 5.02%, 10/23/2035 (c)	1,805	1,734
Goodyear Tire & Rubber Co. (The)
5.00%, 5/31/2026	3,268	3,239
5.00%, 7/15/2029	5,732	5,347
5.25%, 7/15/2031 (g)	1,189	1,090
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	1,006	1,001
Gray Media, Inc.
7.00%, 5/15/2027 (a) (g)	5,897	5,775
10.50%, 7/15/2029 (a) (g)	7,900	8,270
4.75%, 10/15/2030 (a)	3,000	1,822
5.38%, 11/15/2031 (a)	2,346	1,399
Griffon Corp. 5.75%, 3/1/2028	4,655	4,615
Group 1 Automotive, Inc.
4.00%, 8/15/2028 (a)	1,271	1,206

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
6.38%, 1/15/2030 (a)	1,187	1,206
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	2,718	2,766
Hanesbrands, Inc. 9.00%, 2/15/2031 (a)	1,660	1,774
Harvest Midstream I LP 7.50%, 5/15/2032 (a)	1,661	1,729
HCA, Inc.
2.38%, 7/15/2031	73	61
5.60%, 4/1/2034	600	595
HealthEquity, Inc. 4.50%, 10/1/2029 (a)	50	47
Healthpeak OP LLC, REIT 3.40%, 2/1/2025	244	244
Herc Holdings, Inc.
5.50%, 7/15/2027 (a)	3,841	3,826
6.63%, 6/15/2029 (a)	2,268	2,318
Hertz Corp. (The)
4.63%, 12/1/2026 (a) (g)	3,713	3,302
12.63%, 7/15/2029 (a) (g)	5,580	6,015
5.00%, 12/1/2029 (a) (g)	8,062	5,816
Hertz Corp. (The), Escrow
6.25%, 10/15/2022 ‡ (j)	1,106	77
5.50%, 10/15/2024 ‡ (j)	11,828	710
7.13%, 8/1/2026 ‡ (j)	5,505	1,156
6.00%, 1/15/2028 ‡ (j)	5,450	1,090
Hess Midstream Operations LP
5.63%, 2/15/2026 (a)	4,090	4,091
6.50%, 6/1/2029 (a)	1,763	1,799
4.25%, 2/15/2030 (a)	2,708	2,533
Hilcorp Energy I LP
6.25%, 11/1/2028 (a)	351	349
6.00%, 4/15/2030 (a)	1,791	1,737
6.25%, 4/15/2032 (a)	1,490	1,415
6.88%, 5/15/2034 (a)	552	532
Hillenbrand, Inc.
5.00%, 9/15/2026 (h)	815	807
6.25%, 2/15/2029	769	776
Hilton Domestic Operating Co., Inc.
5.75%, 5/1/2028 (a)	2,807	2,809
5.88%, 4/1/2029 (a)	1,254	1,263
3.75%, 5/1/2029 (a)	1,645	1,536
4.88%, 1/15/2030	1,463	1,417
6.13%, 4/1/2032 (a)	1,184	1,195
5.88%, 3/15/2033 (a)	2,680	2,662
Hologic, Inc. 3.25%, 2/15/2029 (a)	4,592	4,221
Howard Midstream Energy Partners LLC
8.88%, 7/15/2028 (a)	2,815	2,969
7.38%, 7/15/2032 (a)	1,430	1,487
Hughes Satellite Systems Corp. 6.63%, 8/1/2026 (g)	3,046	2,100
Huntington Bancshares, Inc. Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 7 Year + 4.05%), 4.45%, 10/15/2027 (c) (e) (f)	357	343

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Hyundai Capital America
1.65%, 9/17/2026 (a)	37	35
4.30%, 9/24/2027 (a)	141	139
2.10%, 9/15/2028 (a)	18	16
iHeartCommunications, Inc.
9.13%, 5/1/2029 (a) (g)	9,635	8,431
10.88%, 5/1/2030 (a) (g)	4,810	3,306
7.75%, 8/15/2030 (a)	2,842	2,322
ILFC E-Capital Trust I (3-MONTH CME TERM SOFR + 1.81%), 6.15%, 12/21/2065 (a) (c)	2,263	1,860
ILFC E-Capital Trust II (3-MONTH CME TERM SOFR + 2.06%), 6.40%, 12/21/2065 (a) (c)	2,205	1,860
Imola Merger Corp. 4.75%, 5/15/2029 (a)	10,829	10,328
Insight Enterprises, Inc. 6.63%, 5/15/2032 (a)	897	912
IQVIA, Inc.
5.00%, 10/15/2026 (a)	7,250	7,220
5.00%, 5/15/2027 (a)	2,786	2,759
Iron Mountain, Inc., REIT
4.88%, 9/15/2027 (a)	3,155	3,097
5.25%, 3/15/2028 (a)	2,317	2,277
5.00%, 7/15/2028 (a)	409	398
4.50%, 2/15/2031 (a)	2,811	2,587
6.25%, 1/15/2033 (a)	2,649	2,654
ITC Holdings Corp. 2.95%, 5/14/2030 (a)	34	31
JELD-WEN, Inc.
4.88%, 12/15/2027 (a)	3,250	3,130
7.00%, 9/1/2032 (a) (g)	1,695	1,616
JetBlue Airways Corp. 9.88%, 9/20/2031 (a)	3,962	4,188
Kimco Realty OP LLC, REIT 2.25%, 12/1/2031	10	8
Kinetik Holdings LP
6.63%, 12/15/2028 (a)	633	647
5.88%, 6/15/2030 (a)	2,016	2,000
Knife River Corp. 7.75%, 5/1/2031 (a)	3,094	3,234
Kodiak Gas Services LLC 7.25%, 2/15/2029 (a)	1,796	1,849
Lamar Media Corp. 4.00%, 2/15/2030	500	461
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (a)	6,785	6,286
LD Holdings Group LLC 8.75%, 11/1/2027 (a)	535	515
Lear Corp. 2.60%, 1/15/2032	5	4
Level 3 Financing, Inc.
4.88%, 6/15/2029 (a) (g)	3,892	3,352
11.00%, 11/15/2029 (a)	2,319	2,630
3.88%, 10/15/2030 (a) (g)	1,239	966
10.75%, 12/15/2030 (a)	1,600	1,801
Liberty Interactive LLC 8.25%, 2/1/2030	1,702	837
Lithia Motors, Inc. 4.38%, 1/15/2031 (a)	1,604	1,477
Live Nation Entertainment, Inc.
5.63%, 3/15/2026 (a)	4,097	4,100
6.50%, 5/15/2027 (a)	10,261	10,431
4.75%, 10/15/2027 (a)	8,509	8,340

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
3.75%, 1/15/2028 (a)	1,533	1,463
Lumen Technologies, Inc.
4.13%, 4/15/2029 (a)	2,184	1,958
5.38%, 6/15/2029 (a)	4,316	3,582
4.13%, 4/15/2030 (a)	8,787	7,701
10.00%, 10/15/2032 (a)	715	713
M/I Homes, Inc. 4.95%, 2/1/2028	262	258
Madison IAQ LLC
4.13%, 6/30/2028 (a)	1,815	1,735
5.88%, 6/30/2029 (a) (g)	6,049	5,831
Mallinckrodt International Finance SA 14.75%, 11/14/2028 (a)	2,929	3,111
Marathon Petroleum Corp. 4.70%, 5/1/2025	215	215
Markel Group, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.66%), 6.00%, 6/1/2025 (c) (e) (f)	1,127	1,124
Marriott Ownership Resorts, Inc.
4.75%, 1/15/2028	36	35
4.50%, 6/15/2029 (a) (g)	971	914
MassMutual Global Funding II (SOFR + 0.87%), 5.23%, 3/21/2025 (a) (c)	300	300
Masterbrand, Inc. 7.00%, 7/15/2032 (a)	1,817	1,858
Matador Resources Co.
6.50%, 4/15/2032 (a)	1,944	1,949
6.25%, 4/15/2033 (a)	2,751	2,711
Mauser Packaging Solutions Holding Co. 7.88%, 4/15/2027 (a)	15,319	15,609
McGraw-Hill Education, Inc. 5.75%, 8/1/2028 (a)	4,100	4,036
Medline Borrower LP
3.88%, 4/1/2029 (a)	10,954	10,221
6.25%, 4/1/2029 (a)	4,212	4,280
5.25%, 10/1/2029 (a)	4,525	4,384
MetLife Capital Trust IV 7.88%, 12/15/2037 (a)	7,992	8,730
MetLife, Inc. Series D, (3-MONTH CME TERM SOFR + 3.22%), 5.88%, 3/15/2028 (c) (e) (f)	1,964	1,959
MGM Resorts International
6.13%, 9/15/2029	2,478	2,480
6.50%, 4/15/2032	3,131	3,134
Microchip Technology, Inc. 4.25%, 9/1/2025	250	249
Midcontinent Communications 8.00%, 8/15/2032 (a)	2,213	2,271
Mileage Plus Holdings LLC 6.50%, 6/20/2027 (a)	2,082	2,101
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (a)	1,762	1,783
MIWD Holdco II LLC 5.50%, 2/1/2030 (a)	1,256	1,196
Molina Healthcare, Inc. 4.38%, 6/15/2028 (a)	1,150	1,105
Moog, Inc. 4.25%, 12/15/2027 (a)	356	342
Morgan Stanley
(SOFR + 0.94%), 2.63%, 2/18/2026 (c)	1,462	1,461
Series M, 5.87%, 9/15/2026 (e) (f) (h) (l)	2,055	2,051
(SOFR + 0.86%), 1.51%, 7/20/2027 (c)	40	38
(SOFR + 1.61%), 4.21%, 4/20/2028 (c)	20	20
(SOFR + 1.45%), 5.17%, 1/16/2030 (c)	619	622
(SOFR + 1.02%), 1.93%, 4/28/2032 (c)	18	15
(SOFR + 1.20%), 2.51%, 10/20/2032 (c)	948	801

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
(SOFR + 1.73%), 5.47%, 1/18/2035 (c)	673	672
(SOFR + 1.56%), 5.32%, 7/19/2035 (c)	130	128
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (c)	817	825
(SOFR + 1.49%), 3.22%, 4/22/2042 (c)	5	4
Morgan Stanley Bank NA (SOFR + 1.08%), 4.95%, 1/14/2028 (c)	455	456
MPT Operating Partnership LP, REIT 8.50%, 2/15/2032 (a) (k)	1,686	1,712
Nationstar Mortgage Holdings, Inc.
6.00%, 1/15/2027 (a)	430	429
5.50%, 8/15/2028 (a)	1,311	1,287
5.13%, 12/15/2030 (a)	2,225	2,102
5.75%, 11/15/2031 (a)	4,470	4,326
7.13%, 2/1/2032 (a)	1,802	1,858
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	4,744	5,169
NCR Voyix Corp.
5.00%, 10/1/2028 (a)	510	492
5.13%, 4/15/2029 (a)	5,726	5,461
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	1,187	1,122
New Albertsons LP
7.75%, 6/15/2026	1,535	1,570
6.63%, 6/1/2028	613	622
7.45%, 8/1/2029	392	411
8.00%, 5/1/2031	2,108	2,204
Newell Brands, Inc.
5.70%, 4/1/2026 (h)	5,381	5,398
6.38%, 9/15/2027	1,335	1,359
6.63%, 9/15/2029 (g)	1,966	2,017
6.38%, 5/15/2030	1,260	1,276
6.63%, 5/15/2032	839	847
6.87%, 4/1/2036 (g) (h)	1,192	1,219
News Corp.
3.88%, 5/15/2029 (a)	4,395	4,104
5.13%, 2/15/2032 (a)	2,490	2,376
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	13,244	13,062
4.75%, 11/1/2028 (a)	4,275	4,031
NextEra Energy Capital Holdings, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.75%, 6/15/2054 (c)	1,617	1,654
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.36%), 6.70%, 9/1/2054 (c)	1,100	1,118
(3-MONTH SOFR + 3.16%), 5.65%, 5/1/2079 (c)	3,683	3,599
NGL Energy Operating LLC
8.13%, 2/15/2029 (a)	2,582	2,649
8.38%, 2/15/2032 (a)	2,255	2,320
NiSource, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 6.95%, 11/30/2054 (c)	3,014	3,074
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.53%), 6.38%, 3/31/2055 (c)	2,550	2,530
Noble Finance II LLC 8.00%, 4/15/2030 (a)	1,809	1,841

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Novelis Corp.
3.25%, 11/15/2026 (a)	2,558	2,472
4.75%, 1/30/2030 (a)	4,690	4,407
Novelis, Inc. 6.88%, 1/30/2030 (a)	648	663
NRG Energy, Inc.
5.75%, 1/15/2028	1,086	1,088
3.38%, 2/15/2029 (a)	2,175	1,990
5.25%, 6/15/2029 (a)	3,177	3,095
5.75%, 7/15/2029 (a)	185	182
3.88%, 2/15/2032 (a)	762	669
6.00%, 2/1/2033 (a)	2,220	2,169
7.00%, 3/15/2033 (a)	1,272	1,368
NuStar Logistics LP
6.00%, 6/1/2026	3,036	3,054
6.38%, 10/1/2030	2,015	2,052
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	4,166	3,929
OneMain Finance Corp.
7.13%, 3/15/2026	4,252	4,337
3.50%, 1/15/2027	1,875	1,804
6.63%, 1/15/2028	3,483	3,540
3.88%, 9/15/2028	370	346
9.00%, 1/15/2029	287	305
Organon & Co.
4.13%, 4/30/2028 (a)	6,828	6,476
5.13%, 4/30/2031 (a) (g)	6,281	5,686
Outfront Media Capital LLC
5.00%, 8/15/2027 (a)	235	231
4.25%, 1/15/2029 (a)	986	923
7.38%, 2/15/2031 (a)	1,888	1,978
Owens & Minor, Inc.
4.50%, 3/31/2029 (a) (g)	4,592	4,177
6.63%, 4/1/2030 (a) (g)	2,464	2,373
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	2,223	2,230
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (a)	5,517	5,526
Par Pharmaceutical, Inc. 0.00%, 4/1/2027 ‡ (j)	6,648	—
Paramount Global (3-MONTH SOFR + 3.90%), 6.25%, 2/28/2057 (c)	2,363	2,259
Penske Truck Leasing Co. LP 1.20%, 11/15/2025 (a)	200	194
Performance Food Group, Inc.
5.50%, 10/15/2027 (a)	2,555	2,541
4.25%, 8/1/2029 (a) (g)	7,702	7,241
6.13%, 9/15/2032 (a)	1,119	1,121
Permian Resources Operating LLC
8.00%, 4/15/2027 (a)	2,380	2,436
9.88%, 7/15/2031 (a)	4,657	5,122
7.00%, 1/15/2032 (a)	2,596	2,665
6.25%, 2/1/2033 (a)	2,008	2,013
Perrigo Finance Unlimited Co. Series USD, 6.13%, 9/30/2032	1,413	1,386

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
PetSmart, Inc.
4.75%, 2/15/2028 (a)	5,361	5,138
7.75%, 2/15/2029 (a)	4,906	4,890
PG&E Corp.
5.00%, 7/1/2028	3,418	3,293
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.88%), 7.38%, 3/15/2055 (c)	2,693	2,617
Philip Morris International, Inc. 5.13%, 2/15/2030	590	595
Pike Corp.
5.50%, 9/1/2028 (a)	2,908	2,847
8.63%, 1/31/2031 (a)	797	850
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	2,542	2,531
PNC Bank NA (SOFR + 0.50%), 4.78%, 1/15/2027 (c)	250	250
PNC Financial Services Group, Inc. (The)
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.60%), 3.40%, 9/15/2026 (c) (e) (f)	10,908	10,357
Series V, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.24%), 6.20%, 9/15/2027 (c) (e) (f)	5,543	5,591
(SOFR + 1.34%), 5.30%, 1/21/2028 (c)	214	216
(SOFR + 1.62%), 5.35%, 12/2/2028 (c)	123	125
(SOFR + 1.90%), 5.68%, 1/22/2035 (c)	673	684
Post Holdings, Inc.
5.50%, 12/15/2029 (a)	7,148	6,998
6.25%, 2/15/2032 (a)	1,435	1,436
PPL Capital Funding, Inc. Series A, (3-MONTH CME TERM SOFR + 2.93%), 7.25%, 3/30/2067 (c)	7,617	7,593
Prairie Acquiror LP 9.00%, 8/1/2029 (a)	1,057	1,093
Prestige Brands, Inc.
5.13%, 1/15/2028 (a)	282	278
3.75%, 4/1/2031 (a)	1,071	952
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (a)	9,647	9,670
3.38%, 8/31/2027 (a)	1,981	1,870
Primo Water Holdings, Inc. 4.38%, 4/30/2029 (a)	315	298
Prudential Financial, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 5.13%, 3/1/2052 (c)	3,169	2,988
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.00%, 9/1/2052 (c)	286	285
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 6.75%, 3/1/2053 (c)	3,054	3,165
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.40%), 6.50%, 3/15/2054 (c)	2,743	2,787
Quikrete Holdings, Inc. 6.38%, 3/1/2032 (a)	6,184	6,199
QVC, Inc. 6.88%, 4/15/2029 (a) (g)	43	36
Qwest Corp. 7.25%, 9/15/2025	325	325
Radiology Partners, Inc. 7.78% (Blend (Cash 4.28% + PIK 3.50%)), 1/31/2029 (a) (i)	2,360	2,327
Range Resources Corp.
4.88%, 5/15/2025	3,190	3,186
8.25%, 1/15/2029	3,867	3,980
4.75%, 2/15/2030 (a) (g)	252	240
Raven Acquisition Holdings LLC 6.88%, 11/15/2031 (a)	2,240	2,235
Regal Rexnord Corp.
6.05%, 4/15/2028	2,162	2,205
6.30%, 2/15/2030	1,822	1,879

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
6.40%, 4/15/2033	2,552	2,641
Resideo Funding, Inc. 6.50%, 7/15/2032 (a)	2,896	2,922
RHP Hotel Properties LP, REIT
4.75%, 10/15/2027	7,265	7,115
7.25%, 7/15/2028 (a)	929	963
4.50%, 2/15/2029 (a)	7,243	6,907
6.50%, 4/1/2032 (a)	3,195	3,219
RingCentral, Inc. 8.50%, 8/15/2030 (a)	3,717	3,946
Rite Aid Corp.
8.00%, 10/18/2024 ‡	2,765	—
7.50%, 7/1/2025 ‡ (j)	3,803	—
8.00%, 11/15/2026 ‡ (j)	6,024	—
(3-MONTH CME TERM SOFR + 7.00%), 11.47%, 8/30/2031 ‡ (a) (c)	998	418
Series A, 15.00% (PIK), 8/30/2031 ‡ (g) (i)	2,868	685
Series B, 15.00% (PIK), 8/30/2031 ‡ (i)	1,349	—
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	2,759	2,632
3.63%, 3/1/2029 (a)	3,048	2,786
4.00%, 10/15/2033 (a)	466	394
Rockies Express Pipeline LLC 4.80%, 5/15/2030 (a)	1,170	1,098
Royal Caribbean Cruises Ltd.
5.63%, 9/30/2031 (a)	2,372	2,354
6.25%, 3/15/2032 (a)	2,035	2,071
6.00%, 2/1/2033 (a)	2,949	2,972
RXO, Inc. 7.50%, 11/15/2027 (a)	2,956	3,030
Sabine Pass Liquefaction LLC 5.88%, 6/30/2026	212	214
Saks Global Enterprises LLC 11.00%, 12/15/2029 (a)	2,069	1,981
SBA Communications Corp., REIT
3.88%, 2/15/2027	1,140	1,103
3.13%, 2/1/2029	1,040	946
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	2,180	2,162
4.50%, 10/15/2029	3,957	3,716
4.00%, 4/1/2031	2,829	2,510
4.38%, 2/1/2032	3,387	3,024
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	2,582	2,168
Seagate HDD Cayman
8.25%, 12/15/2029	2,385	2,558
8.50%, 7/15/2031	565	605
Sempra
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.55%), 4.88%, 10/15/2025 (c) (e) (f)	5,542	5,484
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.87%), 4.13%, 4/1/2052 (c)	1,453	1,377
Sensata Technologies BV
4.00%, 4/15/2029 (a)	5,555	5,141
5.88%, 9/1/2030 (a)	2,070	2,037
Sensata Technologies, Inc.
3.75%, 2/15/2031 (a) (g)	878	775

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
6.63%, 7/15/2032 (a)	400	403
Service Corp. International
7.50%, 4/1/2027	2,735	2,806
4.63%, 12/15/2027	197	194
5.13%, 6/1/2029	10	10
3.38%, 8/15/2030	2,353	2,088
4.00%, 5/15/2031	915	827
Shift4 Payments LLC 6.75%, 8/15/2032 (a)	2,401	2,465
Shutterfly Finance LLC
8.50% (Blend (Cash 4.25% + PIK 4.25%)), 10/1/2027 (a) (i)	10,358	9,039
9.75%, 10/1/2027 (a)	1,580	1,596
Sinclair Television Group, Inc.
5.13%, 2/15/2027 (a)	2,890	2,732
5.50%, 3/1/2030 (a) (g)	684	477
8.13%, 2/15/2033 (a) (k)	830	835
Sirius XM Radio LLC
4.00%, 7/15/2028 (a)	22,315	20,867
5.50%, 7/1/2029 (a)	11,700	11,393
3.88%, 9/1/2031 (a)	81	70
Six Flags Entertainment Corp.
7.25%, 5/15/2031 (a)	2,398	2,470
6.63%, 5/1/2032 (a)	4,059	4,147
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	384	385
SM Energy Co.
6.75%, 9/15/2026	2,398	2,399
6.63%, 1/15/2027	3,335	3,333
6.50%, 7/15/2028	1,787	1,789
6.75%, 8/1/2029 (a)	2,043	2,044
7.00%, 8/1/2032 (a)	1,749	1,746
Sonic Automotive, Inc.
4.63%, 11/15/2029 (a) (g)	3,656	3,443
4.88%, 11/15/2031 (a) (g)	1,985	1,831
Sotera Health Holdings LLC 7.38%, 6/1/2031 (a)	2,502	2,548
Southern Co. (The) Series 21-A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.92%), 3.75%, 9/15/2051 (c)	2,900	2,816
Spectrum Brands, Inc. 3.88%, 3/15/2031 (a)	729	624
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (a)	2,541	2,732
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	10,578	10,550
Stagwell Global LLC 5.63%, 8/15/2029 (a) (g)	5,221	5,038
Standard Building Solutions, Inc. 6.50%, 8/15/2032 (a)	4,629	4,675
Standard Industries, Inc.
5.00%, 2/15/2027 (a)	1,647	1,624
4.75%, 1/15/2028 (a)	6,985	6,796
4.38%, 7/15/2030 (a)	215	200
Staples, Inc.
10.75%, 9/1/2029 (a)	9,155	8,972
12.75%, 1/15/2030 (a)	5,152	4,026
Starwood Property Trust, Inc., REIT 7.25%, 4/1/2029 (a)	1,222	1,262

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
State Street Corp.
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.70%, 3/15/2029 (c) (e) (f)	8,012	8,169
Series J, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 6.70%, 9/15/2029 (c) (e) (f)	3,100	3,163
(SOFR + 1.57%), 4.82%, 1/26/2034 (c)	464	450
Summit Materials LLC
5.25%, 1/15/2029 (a)	947	958
7.25%, 1/15/2031 (a)	1,085	1,170
Sunoco LP
5.88%, 3/15/2028	433	433
7.00%, 5/1/2029 (a)	1,157	1,196
4.50%, 5/15/2029	2,780	2,651
4.50%, 4/30/2030	4,232	3,980
Surgery Center Holdings, Inc. 7.25%, 4/15/2032 (a) (g)	2,300	2,294
Synaptics, Inc. 4.00%, 6/15/2029 (a)	2,089	1,921
Take-Two Interactive Software, Inc.
3.55%, 4/14/2025	250	249
4.00%, 4/14/2032	7	6
Tallgrass Energy Partners LP
5.50%, 1/15/2028 (a)	2,575	2,519
7.38%, 2/15/2029 (a)	1,583	1,611
6.00%, 12/31/2030 (a)	1,933	1,866
6.00%, 9/1/2031 (a)	5,087	4,894
Targa Resources Partners LP
6.50%, 7/15/2027	4,000	4,026
6.88%, 1/15/2029	1,906	1,947
TEGNA, Inc.
4.75%, 3/15/2026 (a)	477	474
4.63%, 3/15/2028	1,083	1,037
5.00%, 9/15/2029	2,149	2,019
Tempur Sealy International, Inc.
4.00%, 4/15/2029 (a)	7,570	7,045
3.88%, 10/15/2031 (a)	2,990	2,626
Tenet Healthcare Corp.
6.25%, 2/1/2027	5,110	5,120
5.13%, 11/1/2027	7,215	7,137
4.25%, 6/1/2029	1,019	963
6.13%, 6/15/2030	6,231	6,253
6.75%, 5/15/2031	5,404	5,530
Terex Corp.
5.00%, 5/15/2029 (a)	6,259	6,021
6.25%, 10/15/2032 (a)	1,903	1,882
T-Mobile USA, Inc. 2.25%, 11/15/2031	120	100
TopBuild Corp. 4.13%, 2/15/2032 (a)	429	384
TransDigm, Inc.
6.38%, 3/1/2029 (a)	5,016	5,066
6.63%, 3/1/2032 (a)	3,132	3,185
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	1,263	1,264

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (a)	956	980
Transocean, Inc. 8.75%, 2/15/2030 (a)	1,153	1,202
TriMas Corp. 4.13%, 4/15/2029 (a)	4,505	4,175
TriNet Group, Inc. 7.13%, 8/15/2031 (a)	2,095	2,150
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	2,548	2,650
Trinseo Luxco Finance SPV Sarl 7.63% (Blend (Cash 5.13% + PIK 2.50%)), 5/3/2029 (a) (i)	2,808	2,131
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	2,758	2,738
Triumph Group, Inc. 9.00%, 3/15/2028 (a)	1,215	1,273
Truist Financial Corp.
Series N, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 4.80%, 3/1/2025 (c) (e) (f)	2,651	2,637
Series M, (3-MONTH CME TERM SOFR + 3.05%), 5.13%, 12/15/2027 (c) (e) (f)	2,018	1,980
(SOFR + 1.62%), 5.44%, 1/24/2030 (c)	393	397
Series Q, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.35%), 5.10%, 3/1/2030 (c) (e) (f)	6,957	6,689
(SOFR + 1.92%), 5.71%, 1/24/2035 (c)	979	989
UDR, Inc., REIT
3.20%, 1/15/2030	36	33
3.00%, 8/15/2031	9	8
United Rentals North America, Inc.
5.50%, 5/15/2027	3,326	3,324
3.88%, 2/15/2031	2,265	2,063
6.13%, 3/15/2034 (a)	3,642	3,648
United States Cellular Corp. 6.70%, 12/15/2033	2,500	2,674
United States Steel Corp. 6.88%, 3/1/2029	211	214
Univision Communications, Inc.
8.00%, 8/15/2028 (a)	5,090	5,203
7.38%, 6/30/2030 (a)	5,599	5,524
US Bancorp
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.54%), 3.70%, 1/15/2027 (c) (e) (f)	8,601	8,154
Series J, (3-MONTH CME TERM SOFR + 3.18%), 5.30%, 4/15/2027 (c) (e) (f)	1,216	1,206
(SOFR + 1.56%), 5.38%, 1/23/2030 (c)	82	83
(SOFR + 1.02%), 2.68%, 1/27/2033 (c)	915	775
(SOFR + 1.86%), 5.68%, 1/23/2035 (c)	810	818
US Foods, Inc. 6.88%, 9/15/2028 (a)	1,200	1,232
Vail Resorts, Inc. 6.50%, 5/15/2032 (a)	1,735	1,760
Valaris Ltd. 8.38%, 4/30/2030 (a)	1,769	1,817
Ventas Realty LP, REIT 4.00%, 3/1/2028	22	21
Venture Global LNG, Inc.
8.13%, 6/1/2028 (a)	4,292	4,485
9.50%, 2/1/2029 (a)	1,315	1,466
7.00%, 1/15/2030 (a)	2,798	2,860
8.38%, 6/1/2031 (a)	1,985	2,089
9.88%, 2/1/2032 (a)	3,640	4,007
VICI Properties LP, REIT
4.63%, 6/15/2025 (a)	2,251	2,246
5.75%, 2/1/2027 (a)	4,882	4,927
4.63%, 12/1/2029 (a)	4,688	4,504
Vistra Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.74%), 7.00%, 12/15/2026 (a) (c) (e) (f)	1,472	1,477

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Vistra Operations Co. LLC
5.50%, 9/1/2026 (a)	166	166
5.63%, 2/15/2027 (a)	7,310	7,309
5.00%, 7/31/2027 (a)	86	85
4.38%, 5/1/2029 (a)	1,606	1,524
7.75%, 10/15/2031 (a)	4,969	5,246
6.88%, 4/15/2032 (a)	2,128	2,190
Vital Energy, Inc. 7.88%, 4/15/2032 (a) (g)	2,245	2,214
VMware LLC 2.20%, 8/15/2031	63	53
Wabash National Corp. 4.50%, 10/15/2028 (a)	3,500	3,231
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	2,335	2,417
Warnermedia Holdings, Inc. 4.28%, 3/15/2032	500	442
Wayfair LLC 7.25%, 10/31/2029 (a)	1,226	1,251
Weekley Homes LLC 4.88%, 9/15/2028 (a)	599	574
Wells Fargo & Co.
(3-MONTH CME TERM SOFR + 1.01%), 2.16%, 2/11/2026 (c)	1,419	1,418
Series BB, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (c) (e) (f)	10,146	9,969
(SOFR + 1.51%), 3.53%, 3/24/2028 (c)	983	956
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.61%), 7.63%, 9/15/2028 (c) (e) (f)	2,541	2,703
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 6.85%, 9/15/2029 (c) (e) (f)	3,896	4,001
(SOFR + 1.50%), 5.20%, 1/23/2030 (c)	556	559
(SOFR + 2.10%), 4.90%, 7/25/2033 (c)	464	450
(SOFR + 2.02%), 5.39%, 4/24/2034 (c)	269	267
(SOFR + 1.78%), 5.50%, 1/23/2035 (c)	464	464
Wesco Aircraft Holdings, Inc.
8.50%, 11/15/2024 (a) (j)	1,030	41
9.00%, 11/15/2026 (a) (g) (j)	10,820	4,544
13.13%, 11/15/2027 (a) (j)	444	9
WESCO Distribution, Inc.
7.25%, 6/15/2028 (a)	3,215	3,276
6.38%, 3/15/2029 (a)	6,178	6,294
6.63%, 3/15/2032 (a)	3,267	3,340
Williams Cos., Inc. (The) 2.60%, 3/15/2031	19	16
Williams Scotsman, Inc.
6.63%, 6/15/2029 (a)	1,116	1,143
7.38%, 10/1/2031 (a)	2,911	3,044
WMG Acquisition Corp. 3.75%, 12/1/2029 (a)	4,231	3,903
WP Carey, Inc., REIT
2.40%, 2/1/2031	33	28
2.45%, 2/1/2032	7	6
WR Grace Holdings LLC
4.88%, 6/15/2027 (a)	4,453	4,353
5.63%, 8/15/2029 (a)	2,806	2,622
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (a)	6,520	6,319
7.13%, 2/15/2031 (a)	925	967
6.25%, 3/15/2033 (a)	1,858	1,841

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Xerox Holdings Corp.
5.50%, 8/15/2028 (a)	100	85
8.88%, 11/30/2029 (a)	2,419	2,122
XHR LP, REIT 4.88%, 6/1/2029 (a)	1,316	1,250
XPO, Inc.
6.25%, 6/1/2028 (a)	1,845	1,869
7.13%, 2/1/2032 (a)	1,640	1,692
Yum! Brands, Inc.
4.63%, 1/31/2032	3,547	3,303
5.38%, 4/1/2032	64	63
Ziff Davis, Inc. 4.63%, 10/15/2030 (a)	309	283
		2,297,491
Uzbekistan — 0.0% ^
Jscb Agrobank 9.25%, 10/2/2029 (a)	700	719
Navoi Mining & Metallurgical Combinat 6.95%, 10/17/2031 (a)	940	933
Uzbekneftegaz JSC 4.75%, 11/16/2028 (a)	1,350	1,196
		2,848
Venezuela, Bolivarian Republic of — 0.0% ^
Petroleos de Venezuela SA 8.50%, 10/27/2020 (b) (j)	619	564
Total Corporate Bonds (Cost $2,810,581)		2,776,075
	SHARES (000)
Common Stocks — 32.1%
Australia — 0.6%
AGL Energy Ltd.	361	2,571
APA Group	19	82
Atlas Arteria Ltd.	176	550
Bendigo & Adelaide Bank Ltd.	105	877
BHP Group Ltd.	49	1,204
Dexus, REIT	130	579
Glencore plc	613	2,646
IGO Ltd.	53	158
Insignia Financial Ltd.	282	767
JB Hi-Fi Ltd.	3	200
Magellan Financial Group Ltd.	41	265
Metcash Ltd.	243	474
QBE Insurance Group Ltd.	819	10,568
Region RE Ltd., REIT	108	145
Rio Tinto Ltd.	163	11,716
Rio Tinto plc	119	7,164
Sonic Healthcare Ltd.	77	1,361
Telstra Group Ltd.	351	858

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Australia — continued
Woodside Energy Group Ltd.	123	1,881
Woolworths Group Ltd.	85	1,597
		45,663
Austria — 0.1%
BAWAG Group AG (b)	12	1,114
Erste Group Bank AG	127	7,783
OMV AG	40	1,650
		10,547
Belgium — 0.0% ^
Ageas SA	24	1,255
KBC Group NV	13	983
Solvay SA	46	1,392
		3,630
Brazil — 0.2%
B3 SA - Brasil Bolsa Balcao	2,188	4,152
Banco do Brasil SA	886	4,201
Itau Unibanco Holding SA (Preference)	448	2,594
TIM SA	1,165	3,100
		14,047
Canada — 0.9%
Agnico Eagle Mines Ltd.	49	4,525
Bank of Nova Scotia (The)	83	4,236
Barrick Gold Corp.	71	1,159
BCE, Inc.	113	2,684
Canadian Imperial Bank of Commerce	74	4,651
Canadian Natural Resources Ltd.	129	3,934
Enbridge, Inc.	109	4,723
Fortis, Inc.	98	4,160
Great-West Lifeco, Inc.	133	4,294
Hydro One Ltd. (b)	25	768
Magna International, Inc.	96	3,800
Manulife Financial Corp.	29	881
Nutrien Ltd.	89	4,619
Pembina Pipeline Corp.	118	4,262
Power Corp. of Canada	150	4,541
Restaurant Brands International, Inc.	60	3,662
Suncor Energy, Inc.	116	4,370
TC Energy Corp.	100	4,519
TELUS Corp.	230	3,330
Tourmaline Oil Corp.	92	4,217
		73,335
Chile — 0.0% ^
Banco Santander Chile, ADR	64	1,308

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
China — 1.2%
Alibaba Group Holding Ltd.	850	10,422
China Construction Bank Corp., Class H	364	296
China Mengniu Dairy Co. Ltd.	1,652	3,312
China Merchants Bank Co. Ltd., Class H	1,032	5,679
China Petroleum & Chemical Corp., Class H	5,052	2,763
China Resources Gas Group Ltd.	841	2,854
China Yangtze Power Co. Ltd., Class A	1,243	4,908
ENN Energy Holdings Ltd.	378	2,575
Fuyao Glass Industry Group Co. Ltd., Class A	275	2,243
Fuyao Glass Industry Group Co. Ltd., Class H (b)	701	4,722
Haier Smart Home Co. Ltd., Class A	169	644
Haier Smart Home Co. Ltd., Class H	1,737	5,744
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,273	4,866
Lenovo Group Ltd.	854	1,030
Midea Group Co. Ltd., Class A	604	6,112
NetEase, Inc.	492	10,111
Ping An Insurance Group Co. of China Ltd., Class H	815	4,589
Shenzhou International Group Holdings Ltd.	478	3,602
Sinopharm Group Co. Ltd., Class H	1,498	3,961
Tencent Holdings Ltd.	183	9,650
Tingyi Cayman Islands Holding Corp.	1,394	2,125
Wilmar International Ltd.	172	394
Wuliangye Yibin Co. Ltd., Class A	84	1,461
Zhejiang Supor Co. Ltd., Class A	242	1,758
		95,821
Denmark — 0.1%
Danske Bank A/S	48	1,422
Novo Nordisk A/S, Class B	34	2,828
Pandora A/S	9	1,777
Sydbank A/S	19	1,014
		7,041
Finland — 0.3%
Cargotec OYJ, Class B	26	1,290
Fortum OYJ	59	860
Kemira OYJ	66	1,465
Konecranes OYJ	12	701
Mandatum OYJ	135	668
Nordea Bank Abp	704	8,371
Nordea Bank Abp	343	4,079
Orion OYJ, Class B	65	3,515
UPM-Kymmene OYJ	219	6,459
Wartsila OYJ Abp	80	1,520
		28,928
France — 1.8%
Accor SA	26	1,320
Air Liquide SA	15	2,687

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
France — continued
Amundi SA (b)	15	1,048
AXA SA	78	2,959
Ayvens SA (b)	23	173
BNP Paribas SA	40	2,757
Bouygues SA	15	492
Carrefour SA	136	1,942
Cie de Saint-Gobain SA	28	2,581
Cie Generale des Etablissements Michelin SCA	404	14,038
Coface SA	67	1,080
Covivio SA, REIT	24	1,261
Danone SA	61	4,253
Eiffage SA	12	1,096
Engie SA	692	11,421
Gaztransport Et Technigaz SA	7	996
Klepierre SA, REIT	173	5,143
La Francaise des Jeux SACA (b)	40	1,536
Legrand SA	109	11,159
LVMH Moet Hennessy Louis Vuitton SE	36	26,617
Orange SA	268	2,884
Pernod Ricard SA	88	10,064
Publicis Groupe SA	22	2,361
Rubis SCA	28	725
Safran SA	53	13,111
TotalEnergies SE	115	6,650
Unibail-Rodamco-Westfield, REIT	15	1,290
Vallourec SACA *	62	1,170
Vinci SA	175	18,890
Vivendi SE	124	350
		152,054
Germany — 1.2%
Allianz SE (Registered)	56	18,213
BASF SE	37	1,770
Bilfinger SE	20	1,044
Commerzbank AG	74	1,437
Daimler Truck Holding AG	38	1,672
Deutsche Boerse AG	68	16,703
Deutsche Telekom AG (Registered)	528	17,734
Evonik Industries AG	79	1,478
Freenet AG	55	1,707
Heidelberg Materials AG	15	2,160
HOCHTIEF AG	12	1,687
LEG Immobilien SE	7	560
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	30	16,168
SAP SE	33	9,019
Siemens AG (Registered)	7	1,526

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Germany — continued
Traton SE (g)	49	1,518
Vonovia SE	65	1,995
		96,391
Greece — 0.0% ^
National Bank of Greece SA	342	2,962
Guatemala — 0.0% ^
Millicom International Cellular SA, SDR	38	1,014
Hong Kong — 0.2%
AIA Group Ltd.	720	5,060
Cathay Pacific Airways Ltd.	227	306
Hang Lung Properties Ltd.	1,031	816
Henderson Land Development Co. Ltd.	108	299
Hong Kong Exchanges & Clearing Ltd.	73	2,842
Hysan Development Co. Ltd.	149	215
New World Development Co. Ltd. (g)	643	345
Orient Overseas International Ltd.	79	1,058
PCCW Ltd.	435	253
Power Assets Holdings Ltd.	56	365
Prudential plc	187	1,557
United Energy Group Ltd.	4,138	198
VTech Holdings Ltd.	51	333
Yue Yuen Industrial Holdings Ltd.	311	664
		14,311
India — 0.5%
Bajaj Auto Ltd.	42	4,300
HCL Technologies Ltd.	350	6,945
HDFC Bank Ltd.	458	8,961
Infosys Ltd., ADR	486	10,676
Power Grid Corp. of India Ltd.	1,121	3,894
Shriram Finance Ltd.	493	3,081
Tata Consultancy Services Ltd.	74	3,487
		41,344
Indonesia — 0.2%
Bank Mandiri Persero Tbk. PT	8,947	3,287
Bank Rakyat Indonesia Persero Tbk. PT	25,136	6,491
Telkom Indonesia Persero Tbk. PT	25,238	4,065
		13,843
Ireland — 0.3%
Accenture plc, Class A	62	23,727
AIB Group plc	179	1,053
Cairn Homes plc	545	1,298
		26,078

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Israel — 0.0% ^
Delek Group Ltd.	4	507
Plus500 Ltd.	25	887
		1,394
Italy — 0.6%
A2A SpA	474	1,120
Azimut Holding SpA	38	1,006
Banca Generali SpA	24	1,215
Banca Mediolanum SpA	222	2,975
Banca Monte dei Paschi di Siena SpA (g)	94	606
Banco BPM SpA	180	1,583
BFF Bank SpA (b)	100	859
BPER Banca SpA	173	1,178
Coca-Cola HBC AG	35	1,232
Enel SpA	782	5,557
Eni SpA	202	2,838
FinecoBank Banca Fineco SpA	57	1,079
Generali	67	2,110
Intesa Sanpaolo SpA	1,623	7,023
Maire SpA	131	1,287
Mediobanca Banca di Credito Finanziario SpA	79	1,293
Poste Italiane SpA (b)	87	1,324
Snam SpA	262	1,210
UniCredit SpA	256	11,775
Unipol Assicurazioni SpA	98	1,325
		48,595
Japan — 1.1%
Activia Properties, Inc., REIT	—	318
AEON REIT Investment Corp., REIT	1	411
Aozora Bank Ltd.	144	2,230
Bridgestone Corp.	290	10,403
Canon, Inc.	69	2,227
Chubu Electric Power Co., Inc.	51	528
Chugoku Electric Power Co., Inc. (The)	154	859
Dai Nippon Printing Co. Ltd.	89	1,320
Dai-ichi Life Holdings, Inc.	32	866
Disco Corp.	16	4,544
Electric Power Development Co. Ltd.	111	1,751
ENEOS Holdings, Inc.	251	1,263
FANUC Corp.	54	1,600
Frontier Real Estate Investment Corp., REIT	1	269
Hulic Co. Ltd.	54	474
Idemitsu Kosan Co. Ltd.	322	2,149
Industrial & Infrastructure Fund Investment Corp., REIT	1	494
Inpex Corp.	39	470
Isuzu Motors Ltd.	11	148
Japan Exchange Group, Inc.	510	5,386

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Japan Metropolitan Fund Invest, REIT	3	2,003
Japan Post Holdings Co. Ltd.	113	1,183
Japan Prime Realty Investment Corp., REIT	—	187
Japan Tobacco, Inc.	38	966
Kansai Electric Power Co., Inc. (The)	46	510
KDX Realty Investment Corp., REIT	1	785
Kirin Holdings Co. Ltd.	136	1,722
Kobe Steel Ltd.	76	806
Kyushu Railway Co.	91	2,213
Lixil Corp.	25	278
Matsui Securities Co. Ltd.	32	167
Mitsubishi Chemical Group Corp.	254	1,300
Mori Hills REIT Investment Corp., REIT	—	122
Nippon Building Fund, Inc., REIT	1	710
Nippon Steel Corp.	117	2,435
Niterra Co. Ltd.	6	211
Ono Pharmaceutical Co. Ltd.	19	195
Pola Orbis Holdings, Inc.	40	359
Sekisui House REIT, Inc., REIT	1	378
Shin-Etsu Chemical Co. Ltd.	467	14,484
SoftBank Corp.	3,127	4,023
Sumitomo Rubber Industries Ltd.	35	409
Takeda Pharmaceutical Co. Ltd.	107	2,884
Tokio Marine Holdings, Inc.	244	8,041
Tokyo Electron Ltd.	30	5,027
Toyo Tire Corp.	32	526
United Urban Investment Corp., REIT	1	1,201
		90,835
Luxembourg — 0.1%
Intelsat SA ‡ *	270	8,804
Mexico — 0.2%
Grupo Financiero Banorte SAB de CV, Class O	736	5,111
Kimberly-Clark de Mexico SAB de CV, Class A	717	1,069
Southern Copper Corp.	17	1,498
Wal-Mart de Mexico SAB de CV	4,471	11,648
		19,326
Netherlands — 0.6%
ABN AMRO Bank NV, CVA (b)	126	2,110
ASML Holding NV	19	14,429
ASR Nederland NV	25	1,211
BE Semiconductor Industries NV	15	1,974
Heineken NV	107	7,415
ING Groep NV	131	2,170
Koninklijke Ahold Delhaize NV	64	2,281
Koninklijke BAM Groep NV	304	1,333
Koninklijke KPN NV	2,612	9,452

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Netherlands — continued
NN Group NV	30	1,368
OCI NV	131	1,511
Randstad NV	16	691
SBM Offshore NV	84	1,567
Wolters Kluwer NV	16	2,984
		50,496
New Zealand — 0.0% ^
Spark New Zealand Ltd.	466	764
Norway — 0.2%
Aker BP ASA	60	1,260
Aker Solutions ASA	219	622
DNB Bank ASA	64	1,364
DOF Group ASA *	168	1,409
Equinor ASA	210	5,049
Hoegh Autoliners ASA (g)	69	626
Norsk Hydro ASA	442	2,607
Orkla ASA	36	331
Salmar ASA	7	358
Schibsted ASA, Class A	7	213
Telenor ASA	394	4,824
Var Energi ASA	159	488
Wallenius Wilhelmsen ASA	96	774
		19,925
Peru — 0.0% ^
Credicorp Ltd.	5	850
Poland — 0.0% ^
Powszechny Zaklad Ubezpieczen SA	100	1,230
Santander Bank Polska SA	3	337
		1,567
Portugal — 0.0% ^
Banco Comercial Portugues SA, Class R	1,439	752
Navigator Co. SA (The)	282	1,029
		1,781
Russia — 0.0%
Moscow Exchange MICEX-RTS PJSC ‡	2,552	—
Severstal PAO, GDR ‡ * (b)	142	—
		—
Saudi Arabia — 0.2%
Al Rajhi Bank	130	3,437
Saudi Arabian Oil Co. (b)	765	5,660
Saudi National Bank (The)	624	5,681
		14,778

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Singapore — 0.3%
CapitaLand Ascendas, REIT	350	663
DBS Group Holdings Ltd.	598	19,577
Singapore Airlines Ltd.	129	599
Singapore Telecommunications Ltd.	941	2,300
Venture Corp. Ltd.	20	188
		23,327
South Africa — 0.1%
Anglo American plc	53	1,564
Bidvest Group Ltd.	84	1,151
FirstRand Ltd.	561	2,282
Shoprite Holdings Ltd.	49	751
Standard Bank Group Ltd.	256	2,985
Vodacom Group Ltd.	310	1,811
		10,544
South Korea — 0.5%
Hana Financial Group, Inc.	91	3,773
Hyundai Motor Co.	13	1,831
KB Financial Group, Inc.	71	4,459
Kia Corp.	47	3,281
KT&G Corp.	7	546
Samsung Electronics Co. Ltd.	227	8,116
Samsung Electronics Co. Ltd. (Preference)	157	4,603
Samsung Fire & Marine Insurance Co. Ltd.	18	4,716
Shinhan Financial Group Co. Ltd.	114	3,967
SK Telecom Co. Ltd.	80	3,030
Woori Financial Group, Inc.	23	254
		38,576
Spain — 0.4%
ACS Actividades de Construccion y Servicios SA	30	1,516
Aena SME SA (b)	9	1,849
Banco Bilbao Vizcaya Argentaria SA	260	2,962
Banco de Sabadell SA	333	786
Banco Santander SA	602	3,087
Bankinter SA	59	505
CaixaBank SA	304	1,842
Enagas SA	28	349
Endesa SA	287	6,363
Iberdrola SA *	5	72
Iberdrola SA	290	4,092
Industria de Diseno Textil SA	51	2,756
Logista Integral SA	50	1,513
Mapfre SA	423	1,175
Naturgy Energy Group SA	109	2,668

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Spain — continued
Redeia Corp. SA	65	1,097
Unicaja Banco SA (b)	359	510
		33,142
Sweden — 0.5%
SKF AB, Class B	85	1,719
SSAB AB, Class B (g)	89	418
Svenska Handelsbanken AB, Class A	135	1,488
Tele2 AB, Class B	575	6,397
Telia Co. AB	549	1,617
Volvo AB, Class B	1,092	30,094
		41,733
Switzerland — 0.2%
Accelleron Industries AG	23	1,150
Adecco Group AG (Registered) (g)	24	583
Cie Financiere Richemont SA (Registered)	16	3,105
Temenos AG (Registered)	10	838
UBS Group AG (Registered)	114	4,002
Zurich Insurance Group AG	5	3,008
		12,686
Taiwan — 1.4%
ASE Technology Holding Co. Ltd.	1,392	7,225
MediaTek, Inc.	39	1,689
Novatek Microelectronics Corp.	77	1,210
President Chain Store Corp.	52	410
Quanta Computer, Inc.	892	7,076
Realtek Semiconductor Corp.	437	7,198
Taiwan Semiconductor Manufacturing Co. Ltd.	2,374	79,214
Vanguard International Semiconductor Corp.	803	2,302
Wistron Corp.	917	3,009
Wiwynn Corp.	60	3,963
		113,296
Thailand — 0.1%
SCB X PCL	1,275	4,726
United Kingdom — 1.7%
3i Group plc	57	2,716
Admiral Group plc	37	1,232
Associated British Foods plc	29	675
AstraZeneca plc	117	16,461
Aviva plc	238	1,507
B&M European Value Retail SA	59	236
Balfour Beatty plc	317	1,827
Barclays plc	601	2,203
Barratt Redrow plc	508	2,847
Beazley plc	117	1,208
Berkeley Group Holdings plc	28	1,351

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United Kingdom — continued
British American Tobacco plc	111	4,404
British Land Co. plc (The), REIT	431	2,003
BT Group plc	648	1,137
Centrica plc	1,088	1,913
Coca-Cola Europacific Partners plc	60	4,707
Drax Group plc	90	695
Dunelm Group plc	98	1,195
Games Workshop Group plc	6	1,162
Hammerson plc, REIT	261	922
Harbour Energy plc	190	548
HSBC Holdings plc	540	5,640
IG Group Holdings plc	42	526
InterContinental Hotels Group plc	11	1,503
Investec plc	153	983
ITV plc	1,332	1,221
J Sainsbury plc	214	673
Lancashire Holdings Ltd.	129	1,038
Land Securities Group plc, REIT	179	1,293
Lloyds Banking Group plc	3,054	2,348
M&G plc	88	226
Mitie Group plc	1,041	1,491
National Grid plc	239	2,899
NatWest Group plc	328	1,749
Next plc	12	1,486
Pennon Group plc	137	981
Persimmon plc	151	2,362
Phoenix Group Holdings plc	272	1,755
RELX plc	549	27,247
Sage Group plc (The)	140	2,320
SSE plc	668	13,455
Taylor Wimpey plc	864	1,279
Telecom Plus plc	43	886
Tesco plc	1,082	4,980
TP ICAP Group plc	335	1,134
Unilever plc	111	6,338
Vodafone Group plc	4,680	3,988
WPP plc	174	1,658
		142,408
United States — 16.3%
Abbott Laboratories	217	27,700
AbbVie, Inc.	167	30,705
AES Corp. (The)	311	3,422
Alexandria Real Estate Equities, Inc., REIT	4	398
Altria Group, Inc.	87	4,534
American Electric Power Co., Inc.	46	4,534
Amgen, Inc.	15	4,139
Analog Devices, Inc.	85	18,021

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Annaly Capital Management, Inc., REIT	214	4,377
AT&T, Inc.	205	4,868
Baker Hughes Co.	314	14,494
Bank of America Corp.	556	25,748
Best Buy Co., Inc.	116	9,948
Blackrock, Inc.	12	13,249
BP plc	586	3,030
Bristol-Myers Squibb Co.	251	14,770
Broadcom, Inc.	164	36,374
BXP, Inc., REIT	62	4,564
Cardinal Health, Inc.	40	4,884
Celanese Corp.	58	4,109
CF Industries Holdings, Inc.	50	4,626
CH Robinson Worldwide, Inc.	27	2,688
Chevron Corp.	91	13,545
Cisco Systems, Inc.	77	4,692
Citizens Financial Group, Inc.	66	3,157
Claire's Stores, Inc. ‡ * (m)	4	4
Clear Channel Outdoor Holdings, Inc. *	287	390
Clorox Co. (The)	27	4,235
CME Group, Inc.	90	21,386
CMS Energy Corp.	96	6,321
Coca-Cola Co. (The)	373	23,679
Comcast Corp., Class A	95	3,214
Conagra Brands, Inc.	137	3,544
Consolidated Edison, Inc.	42	3,972
CRH plc	13	1,293
Crown Castle, Inc., REIT	44	3,938
Cummins, Inc.	13	4,773
Darden Restaurants, Inc.	25	4,885
Devon Energy Corp.	110	3,751
Diamondback Energy, Inc.	25	4,103
Digital Realty Trust, Inc., REIT	26	4,316
Dominion Energy, Inc.	225	12,516
Dow, Inc.	279	10,878
Duke Energy Corp.	41	4,558
Eastman Chemical Co.	45	4,469
Eaton Corp. plc	2	541
Edison International	58	3,113
Emerson Electric Co.	38	4,898
Endo GUC Trust ‡ *	377	236
Endo, Inc. *	153	4,046
Entergy Corp.	62	4,995
Envision Healthcare Corp. ‡ *	6	77
EOG Resources, Inc.	97	12,236
Evergy, Inc.	75	4,790
Eversource Energy	70	4,021

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Exelon Corp.	106	4,255
Expand Energy Corp.	33	3,385
Exxon Mobil Corp.	182	19,492
Fastenal Co.	62	4,527
Fidelity National Information Services, Inc.	383	31,237
Ford Motor Co.	408	4,108
Frontier Communications Parent, Inc. *	71	2,547
General Dynamics Corp.	3	831
General Mills, Inc.	60	3,627
Genuine Parts Co.	31	3,548
Gilead Sciences, Inc.	50	4,870
GSK plc	204	3,561
Gulfport Energy Corp. *	18	3,263
Healthpeak Properties, Inc., REIT	220	4,536
Hewlett Packard Enterprise Co.	214	4,536
Holcim AG	29	2,877
Honeywell International, Inc.	80	17,876
Hormel Foods Corp.	17	524
Host Hotels & Resorts, Inc., REIT	109	1,829
HP, Inc.	123	3,988
iHeartMedia, Inc., Class A *	122	271
Intel Corp.	94	1,825
International Business Machines Corp.	21	5,433
International Flavors & Fragrances, Inc.	47	4,133
International Paper Co.	87	4,828
Interpublic Group of Cos., Inc. (The)	143	4,096
Iron Mountain, Inc., REIT	42	4,292
J M Smucker Co. (The)	20	2,161
Johnson & Johnson	135	20,481
Juniper Networks, Inc.	123	4,280
Kellanova	58	4,715
Kenvue, Inc.	273	5,809
KeyCorp	273	4,900
Kimberly-Clark Corp.	31	4,042
Kimco Realty Corp., REIT	199	4,475
Kinder Morgan, Inc.	170	4,684
Kraft Heinz Co. (The)	123	3,656
Lam Research Corp.	100	8,113
LKQ Corp.	42	1,575
Lowe's Cos., Inc.	59	15,296
LyondellBasell Industries NV, Class A	54	4,081
Mallinckrodt plc ‡ *	66	6,484
Marsh & McLennan Cos., Inc.	61	13,157
McDonald's Corp.	86	24,958
Merck & Co., Inc.	136	13,455
Meta Platforms, Inc., Class A	94	65,034
Microchip Technology, Inc.	131	7,129

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Micron Technology, Inc.	84	7,627
Microsoft Corp.	184	76,451
Mid-America Apartment Communities, Inc., REIT	1	157
Moran Foods Backstop Equity ‡ *	17,743	—
Morgan Stanley	182	25,179
Motorola Solutions, Inc.	10	4,495
MYT Holding LLC ‡ *	1,342	335
National CineMedia, Inc. *	107	706
Nestle SA (Registered)	44	3,736
NetApp, Inc.	35	4,296
Newmont Corp.	108	4,595
NextEra Energy, Inc.	306	21,879
NMG Parent LLC ‡ * (g)	41	1,062
NMG, Inc. ‡ *	4	604
Novartis AG (Registered)	79	8,301
Omnicom Group, Inc.	134	11,672
ONEOK, Inc.	47	4,521
Otis Worldwide Corp.	258	24,642
PACCAR, Inc.	44	4,836
PepsiCo, Inc.	19	2,836
Pfizer, Inc.	59	1,551
Philip Morris International, Inc.	38	4,991
Phillips 66	29	3,387
PPL Corp.	38	1,273
Procter & Gamble Co. (The)	86	14,213
Prudential Financial, Inc.	39	4,670
Public Storage, REIT	13	3,838
Realty Income Corp., REIT	75	4,096
Regency Centers Corp., REIT	60	4,279
Regions Financial Corp.	107	2,632
Rite Aid ‡ *	10	—
Roche Holding AG	25	7,948
Ross Stores, Inc.	64	9,674
RTX Corp.	40	5,205
Salesforce, Inc.	36	12,366
Sanofi SA	45	4,839
Schneider Electric SE	16	3,982
Seagate Technology Holdings plc	170	16,368
Shell plc	191	6,288
Signify NV (b)	41	881
Simon Property Group, Inc., REIT	27	4,716
Sirius XM Holdings, Inc.	182	4,369
Skyworks Solutions, Inc.	31	2,712
Southern Co. (The)	313	26,247
Starbucks Corp.	44	4,761
Steel Dynamics, Inc.	17	2,135
Stellantis NV	32	421

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Swiss Re AG	14	2,152
T. Rowe Price Group, Inc.	34	3,950
Target Corp.	28	3,808
The Campbell's Co.	86	3,316
T-Mobile US, Inc.	18	4,268
Trane Technologies plc	19	7,063
TransDigm Group, Inc.	1	1,715
Truist Financial Corp.	355	16,889
United Parcel Service, Inc., Class B	32	3,624
UnitedHealth Group, Inc.	29	15,733
US Bancorp	179	8,565
Valero Energy Corp.	27	3,603
Venator Materials plc ‡ *	4	1,683
Ventas, Inc., REIT	78	4,731
Verizon Communications, Inc.	272	10,708
VICI Properties, Inc., REIT	454	13,511
Walgreens Boots Alliance, Inc.	398	4,095
Walt Disney Co. (The)	141	15,886
WEC Energy Group, Inc.	34	3,366
Wells Fargo & Co.	133	10,499
Welltower, Inc., REIT	139	18,909
Weyerhaeuser Co., REIT	122	3,722
Williams Cos., Inc. (The)	86	4,784
Windstream Holdings, Inc. ‡ *	4	71
WP Carey, Inc., REIT	73	4,109
Yum! Brands, Inc.	153	19,989
		1,353,055
Total Common Stocks (Cost $2,213,596)		2,660,925
Exchange-Traded Funds — 10.9%
United States — 10.9%
JPMorgan Equity Premium Income ETF	7,239	426,885
JPMorgan Income ETF	514	23,661
JPMorgan Nasdaq Equity Premium Income ETF	7,924	455,368
		905,914
Total Exchange-Traded Funds (Cost $818,785)		905,914
	PRINCIPAL AMOUNT ($000)
Equity Linked Notes — 5.7%
Canada — 0.8%
Royal Bank of Canada, ELN, 11.10%, 2/7/2025 (b)	3	6,424
Royal Bank of Canada, ELN, 11.70%, 2/14/2025 (b)	14	3,170
Royal Bank of Canada, ELN, 12.10%, 2/14/2025 (b)	34	6,621
Royal Bank of Canada, ELN, 14.80%, 2/7/2025 (b)	81	17,885

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Equity Linked Notes — continued
Canada — continued
Royal Bank of Canada, ELN, 19.40%, 2/28/2025 (b)	43	7,426
Royal Bank of Canada, ELN, 19.80%, 2/14/2025 (b)	22	5,130
Royal Bank of Canada, ELN, 21.00%, 2/14/2025 (b)	70	5,342
Royal Bank of Canada, ELN, 7.10%, 2/7/2025 (b)	37	7,329
Toronto-Dominion Bank (The), ELN, 12.70%, 2/21/2025 (b)	31	3,604
Toronto-Dominion Bank (The), ELN, 18.00%, 2/21/2025 (b)	55	5,659
		68,590
France — 0.7%
BNP Paribas Issuance BV, ELN, 14.50%, 2/14/2025 (b)	127	7,331
BNP Paribas Issuance BV, ELN, 17.20%, 2/14/2025 (b)	65	7,286
BNP Paribas Issuance BV, ELN, 22.00%, 2/21/2025 (b)	46	5,460
BNP Paribas Issuance BV, ELN, 24.90%, 2/14/2025 (b)	54	6,733
Societe Generale SA, ELN, 10.00%, 2/7/2025 (b)	33	5,878
Societe Generale SA, ELN, 14.20%, 2/7/2025 (b)	51	6,611
Societe Generale SA, ELN, 15.00%, 2/28/2025 (b)	18	7,079
Societe Generale SA, ELN, 16.00%, 2/28/2025 (b)	22	6,768
Societe Generale SA, ELN, 6.40%, 2/28/2025 (b)	14	9,189
		62,335
Japan — 0.8%
Mizuho Markets Cayman LP, ELN, 11.50%, 2/7/2025 (b)	30	3,395
Mizuho Markets Cayman LP, ELN, 11.60%, 2/14/2025 (b)	36	3,676
Mizuho Markets Cayman LP, ELN, 14.30%, 2/21/2025 (b)	21	6,129
Mizuho Markets Cayman LP, ELN, 14.90%, 2/14/2025 (b)	51	9,839
Mizuho Markets Cayman LP, ELN, 16.40%, 2/14/2025 (b)	20	3,999
Mizuho Markets Cayman LP, ELN, 18.40%, 2/14/2025 (b)	15	3,877
Mizuho Markets Cayman LP, ELN, 9.10%, 2/21/2025 (b)	148	4,711
Nomura America Finance LLC, ELN, 14.00%, 2/28/2025 (b)	154	18,351
Nomura America Finance LLC, ELN, 15.90%, 2/14/2025 (b)	9	6,585
Nomura America Finance LLC, ELN, 16.40%, 2/7/2025 (b)	34	6,700
		67,262
United Kingdom — 0.5%
Barclays Bank PLC, ELN, 12.20%, 2/7/2025 (b)	250	6,148
Barclays Bank PLC, ELN, 14.10%, 2/14/2025 (b)	28	4,094
Barclays Bank PLC, ELN, 15.10%, 2/21/2025 (b)	52	6,601
Barclays Bank PLC, ELN, 21.60%, 2/21/2025 (b)	82	6,076
Barclays Bank PLC, ELN, 25.50%, 2/28/2025 (b)	10	6,361
Barclays Bank PLC, ELN, 31.00%, 2/7/2025 (b)	34	8,541
		37,821
United States — 2.9%
Citigroup Global Markets Holdings, Inc., ELN, 11.10%, 2/21/2025 (b)	81	6,996
Citigroup Global Markets Holdings, Inc., ELN, 15.00%, 2/21/2025 (b)	42	3,264
Citigroup Global Markets Holdings, Inc., ELN, 17.70%, 2/21/2025 (b)	72	7,131
Goldman Sachs International, ELN, 10.00%, 2/14/2025 (b)	84	19,722
Goldman Sachs International, ELN, 13.10%, 2/21/2025 (b)	84	4,794
Goldman Sachs International, ELN, 13.80%, 2/14/2025 (b)	52	8,160

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Equity Linked Notes — continued
United States — continued
Goldman Sachs International, ELN, 17.50%, 2/14/2025 (b)	16	14,610
Goldman Sachs International, ELN, 17.80%, 2/21/2025 (b)	15	7,643
Goldman Sachs International, ELN, 22.90%, 2/14/2025 (b)	55	6,974
Goldman Sachs International, ELN, 24.10%, 2/28/2025 (b)	25	10,022
Goldman Sachs International, ELN, 25.30%, 2/21/2025 (b)	191	6,213
Goldman Sachs International, ELN, 8.20%, 2/21/2025 (b)	82	7,158
Goldman Sachs International, ELN, 9.20%, 2/7/2025 (b)	26	3,664
Morgan Stanley Finance LLC, ELN, 10.80%, 2/21/2025 (b)	41	6,140
Morgan Stanley Finance LLC, ELN, 10.80%, 2/7/2025 (b)	102	7,231
Morgan Stanley Finance LLC, ELN, 12.30%, 2/28/2025 (b)	8	7,491
Morgan Stanley Finance LLC, ELN, 17.30%, 2/7/2025 (b)	98	7,936
Morgan Stanley Finance LLC, ELN, 20.60%, 2/28/2025 (b)	14	6,188
Morgan Stanley Finance LLC, ELN, 20.80%, 2/21/2025 (b)	158	6,434
Morgan Stanley Finance LLC, ELN, 21.40%, 2/21/2025 (b)	58	5,287
Morgan Stanley Finance LLC, ELN, 22.10%, 2/7/2025 (b)	26	7,551
Morgan Stanley Finance LLC, ELN, 22.20%, 2/28/2025 (b)	568	5,821
Morgan Stanley Finance LLC, ELN, 8.20%, 2/7/2025 (b)	123	5,997
Societe Generale SA, ELN, 15.90%, 2/28/2025 (b)	8	8,778
Societe Generale SA, ELN, 18.80%, 2/28/2025 (b)	43	6,163
Societe Generale SA, ELN, 22.00%, 2/21/2025 (b)	55	6,516
Societe Generale SA, ELN, 9.70%, 2/21/2025 (b)	12	5,296
Wells Fargo Bank NA, ELN, 10.50%, 2/28/2025 (b)	12	7,068
Wells Fargo Bank NA, ELN, 11.60%, 2/7/2025 (b)	23	18,515
Wells Fargo Bank NA, ELN, 13.20%, 2/21/2025 (b)	66	7,667
Wells Fargo Bank NA, ELN, 8.90%, 2/28/2025 (b)	14	7,741
		240,171
Total Equity Linked Notes (Cost $471,280)		476,179
Commercial Mortgage-Backed Securities — 4.2%
United States — 4.2%
BANK
Series 2019-BN16, Class D, 3.00%, 2/15/2052 (a)	2,500	1,912
Series 2019-BN16, Class F, 3.62%, 2/15/2052 (a) (l)	2,000	841
Series 2019-BN21, Class F, 2.68%, 10/17/2052 (a)	2,000	1,027
Series 2019-BN23, Class D, 2.50%, 12/15/2052 (a)	4,000	3,044
Series 2021-BN31, Class E, 2.50%, 2/15/2054 (a) (l)	2,500	1,692
Series 2017-BNK5, Class D, 3.08%, 6/15/2060 (a) (l)	8,500	7,228
Series 2018-BN14, Class F, 3.94%, 9/15/2060 (a)	1,534	773
Series 2019-BN19, Class C, 4.03%, 8/15/2061 (l)	7,500	6,003
Series 2018-BN15, Class E, 3.00%, 11/15/2061 (a)	1,000	730
Series 2019-BN24, Class D, 2.50%, 11/15/2062 (a)	1,000	736
Series 2019-BN24, Class C, 3.52%, 11/15/2062 (l)	6,000	5,001
Series 2020-BN26, Class D, 2.50%, 3/15/2063 (a)	1,350	993
Series 2020-BN28, Class E, 2.50%, 3/15/2063 (a)	3,000	2,090
BBCMS Mortgage Trust Series 2017-C1, Class D, 3.53%, 2/15/2050 (a) (l)	2,887	1,839

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
United States — continued
Benchmark Mortgage Trust
Series 2018-B1, Class D, 2.75%, 1/15/2051 (a)	975	535
Series 2019-B9, Class F, 3.74%, 3/15/2052 (a) (l)	6,590	3,087
Series 2019-B11, Class D, 3.00%, 5/15/2052 (a)	4,000	1,873
Series 2019-B11, Class C, 3.75%, 5/15/2052 (l)	13,959	10,420
Series 2020-B21, Class E, 2.00%, 12/17/2053 (a)	2,500	1,332
Series 2019-B14, Class E, 2.50%, 12/15/2062 (a)	1,415	773
Series 2019-B15, Class E, 2.75%, 12/15/2072 (a)	4,391	2,269
BX Series 2021-MFM1, Class G, 8.32%, 1/15/2034 (a) (l)	525	519
BX Mortgage Trust Series 2025-BIO3, Class D, 6.96%, 2/10/2042 (a) (k) (l)	475	466
CD Mortgage Trust
Series 2016-CD2, Class C, 3.99%, 11/10/2049 (l)	750	435
Series 2017-CD4, Class D, 3.30%, 5/10/2050 (a)	1,000	835
Series 2017-CD5, Class D, 3.35%, 8/15/2050 (a)	1,831	1,609
Series 2017-CD6, Class C, 4.27%, 11/13/2050 (l)	1,371	1,253
Series 2018-CD7, Class D, 3.09%, 8/15/2051 (a) (l)	2,000	1,557
Series 2019-CD8, Class E, 3.00%, 8/15/2057 (a)	1,790	915
CFCRE Commercial Mortgage Trust Series 2016-C6, Class D, 4.17%, 11/10/2049 (a) (l)	1,000	738
CGMS Commercial Mortgage Trust Series 2017-B1, Class E, 3.30%, 8/15/2050 (a) (l)	1,500	870
Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class D, 4.38%, 2/10/2048 (a) (l)	3,756	3,583
Series 2015-GC29, Class C, 4.18%, 4/10/2048 (l)	2,000	1,894
Series 2015-P1, Class D, 3.23%, 9/15/2048 (a)	2,000	1,830
Series 2016-C1, Class D, 4.94%, 5/10/2049 (a) (l)	4,975	4,802
Series 2016-C2, Class D, 3.25%, 8/10/2049 (a) (l)	1,000	897
Series 2016-P6, Class D, 3.25%, 12/10/2049 (a)	1,325	923
Series 2017-P7, Class B, 4.14%, 4/14/2050 (l)	910	831
Series 2017-P7, Class C, 4.38%, 4/14/2050 (l)	3,295	2,760
Series 2020-GC46, Class E, 2.60%, 2/15/2053 (a)	4,500	2,252
COLEM Mortgage Trust Series 2022-HLNE, Class A, 2.46%, 4/12/2042 (a) (l)	2,500	2,247
Commercial Mortgage Trust
Series 2014-CR15, Class C, 3.97%, 2/10/2047 (l)	989	931
Series 2014-LC15, Class D, 4.81%, 4/10/2047 (a) (l)	680	658
Series 2014-CR19, Class D, 4.51%, 8/10/2047 (a) (l)	154	146
Series 2014-UBS5, Class D, 3.50%, 9/10/2047 (a)	4,100	2,845
Series 2014-LC17, Class D, 3.69%, 10/10/2047 (a)	2,873	2,729
Series 2015-CR22, Class E, 3.00%, 3/10/2048 (a)	2,500	1,685
Series 2015-CR22, Class D, 4.06%, 3/10/2048 (a) (l)	1,000	751
Series 2015-LC21, Class D, 4.31%, 7/10/2048 (l)	450	402
Series 2015-CR24, Class D, 3.46%, 8/10/2048 (l)	2,134	1,828
Series 2015-CR25, Class D, 3.77%, 8/10/2048 (l)	2,000	1,868
Series 2015-CR27, Class D, 3.45%, 10/10/2048 (a) (l)	500	410
Series 2015-CR26, Class D, 3.46%, 10/10/2048 (l)	2,500	1,974
Series 2015-LC23, Class D, 3.54%, 10/10/2048 (a) (l)	2,750	2,345
Series 2015-LC23, Class E, 3.54%, 10/10/2048 (a) (l)	1,500	1,207
Series 2016-CR28, Class D, 3.84%, 2/10/2049 (l)	1,350	1,087
Series 2016-CR28, Class C, 4.59%, 2/10/2049 (l)	2,000	1,810

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
United States — continued
Series 2018-COR3, Class D, 2.81%, 5/10/2051 (a) (l)	2,000	680
CSAIL Commercial Mortgage Trust
Series 2015-C4, Class C, 4.55%, 11/15/2048 (l)	2,500	2,452
Series 2015-C2, Class B, 4.21%, 6/15/2057 (l)	1,000	959
DBJPM Mortgage Trust
Series 2016-C3, Class D, 3.48%, 8/10/2049 (a) (l)	1,170	823
Series 2016-C3, Class E, 4.23%, 8/10/2049 (a) (l)	1,250	649
FHLMC, Multi-Class Certificates
Series 2020-RR05, Class X, IO, 2.01%, 1/27/2029	17,110	1,151
Series 2020-RR14, Class X, IO, 2.13%, 3/27/2034 (l)	6,200	829
FHLMC, Multi-Family Structured Credit Risk
Series 2021-MN2, Class B1, 9.85%, 7/25/2041 (a) (l)	2,000	1,830
Series 2022-MN5, Class B1, 13.85%, 11/25/2042 (a) (l)	8,302	9,548
Series 2021-MN1, Class M1, 6.35%, 1/25/2051 (a) (l)	276	274
Series 2021-MN1, Class M2, 8.10%, 1/25/2051 (a) (l)	10,750	10,973
Series 2021-MN1, Class B1, 12.10%, 1/25/2051 (a) (l)	2,650	2,940
Series 2021-MN3, Class M1, 6.65%, 11/25/2051 (a) (l)	1,683	1,679
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K734, Class X3, IO, 2.17%, 7/25/2026 (l)	11,615	273
Series KC04, Class X1, IO, 1.25%, 12/25/2026 (l)	13,321	216
Series K084, Class X3, IO, 2.24%, 11/25/2028 (l)	6,000	453
Series K090, Class X3, IO, 2.31%, 10/25/2029 (l)	1,750	150
Series Q012, Class X, IO, 4.03%, 9/25/2035 (l)	20,588	3,446
Series K060, Class X3, IO, 1.90%, 12/25/2044 (l)	1,000	30
Series K061, Class X3, IO, 1.98%, 12/25/2044 (l)	1,544	46
Series K087, Class X3, IO, 2.28%, 1/25/2046 (l)	17,957	1,362
Series K089, Class X3, IO, 2.30%, 1/25/2046 (l)	22,283	1,789
Series K102, Class X3, IO, 1.89%, 12/25/2046 (l)	1,180	90
Series K088, Class X3, IO, 2.35%, 2/25/2047 (l)	10,130	824
Series K093, Class X3, IO, 2.21%, 5/25/2047 (l)	15,000	1,212
Series K116, Class X3, IO, 3.02%, 9/25/2047 (l)	10,500	1,406
Series K108, Class X3, IO, 3.49%, 4/25/2048 (l)	16,575	2,392
FNMA ACES
Series 2019-M21, Class X2, IO, 1.28%, 2/25/2031 (l)	5,296	238
Series 2020-M37, Class X, IO, 1.02%, 4/25/2032 (l)	24,770	965
Series 2016-M4, Class X2, IO, 2.70%, 1/25/2039 (l)	5,539	29
FREMF Mortgage Trust
Series 2019-KC03, Class B, 4.33%, 1/25/2026 (a) (l)	2,304	2,252
Series 2019-KF58, Class B, 6.79%, 1/25/2026 (a) (l)	906	894
Series 2019-KF62, Class B, 6.69%, 4/25/2026 (a) (l)	489	472
Series 2017-KL1E, Class BE, 3.91%, 2/25/2027 (a) (l)	186	170
Series 2017-KF33, Class B, 7.19%, 6/25/2027 (a) (l)	566	538
Series 2017-KF40, Class B, 7.34%, 11/25/2027 (a) (l)	978	926
Series 2018-KF43, Class B, 6.79%, 1/25/2028 (a) (l)	1,288	1,240
Series 21K-F116, Class CS, 10.93%, 6/25/2028 (a) (l)	4,834	4,818
Series 2018-KF50, Class B, 6.54%, 7/25/2028 (a) (l)	293	280
Series 2019-KG01, Class B, 4.16%, 4/25/2029 (a) (l)	4,765	4,186

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
United States — continued
Series 2019-KW09, Class X2A, IO, 0.10%, 5/25/2029 (a)	266,588	754
Series 2019-KW09, Class C, PO, 6/25/2029 (a)	24,011	16,335
Series 2019-KW09, Class X2B, IO, 0.10%, 6/25/2029 (a)	32,681	110
Series 2022-KF132, Class CS, 10.93%, 2/25/2032 (a) (l)	7,870	7,285
Series 2023-KF149, Class CS, 10.68%, 12/25/2032 (a) (l)	8,746	8,973
Series 2017-K724, Class D, PO, 12/25/2049 (a)	724	715
Series 2017-K724, Class X2B, IO, 0.10%, 12/25/2049 (a)	724	—
GNMA
Series 2012-89, IO, 0.02%, 12/16/2053 (l)	4,770	—
Series 2019-53, Class IA, IO, 0.77%, 6/16/2061 (l)	5,827	290
Series 2021-169, IO, 1.11%, 6/16/2061 (l)	29,195	2,355
Series 2021-153, Class SA, IF, IO, 3.60%, 8/16/2061 (l)	15,941	637
Series 2020-2, IO, 0.59%, 3/16/2062 (l)	6,231	269
Series 2020-169, IO, 0.85%, 7/16/2062 (l)	16,549	1,032
Series 2021-33, IO, 0.84%, 10/16/2062 (l)	8,050	510
Series 2020-145, IO, 0.73%, 3/16/2063 (l)	53,592	2,820
Series 2021-10, IO, 0.99%, 5/16/2063 (l)	4,997	370
Series 2024-32, IO, 0.71%, 6/16/2063 (l)	51,239	2,594
Series 2023-28, IO, 0.86%, 2/16/2065 (l)	18,331	1,245
Gnr Frn Zero Coupon, 10/16/2060 ‡ (k)	26,200	1,768
GS Mortgage Securities Trust
Series 2012-GCJ9, Class D, 4.75%, 11/10/2045 (a) (l)	412	375
Series 2015-GC28, Class D, 4.24%, 2/10/2048 (a) (l)	2,500	2,368
Series 2016-GS2, Class D, 2.75%, 5/10/2049 (a)	2,750	2,490
Series 2017-GS5, Class D, 3.51%, 3/10/2050 (a) (l)	2,900	875
Series 2017-GS6, Class D, 3.24%, 5/10/2050 (a)	1,750	1,180
Series 2015-GC30, Class D, 3.38%, 5/10/2050	1,250	970
Series 2019-GC40, Class D, 3.00%, 7/10/2052 (a)	3,800	2,692
Series 2019-GC40, Class E, 3.00%, 7/10/2052 (a)	2,250	1,424
Series 2020-GC45, Class D, 2.85%, 2/13/2053 (a) (l)	2,824	2,110
JPMBB Commercial Mortgage Securities Trust
Series 2013-C15, Class E, 3.50%, 11/15/2045 (a)	2,000	1,062
Series 2014-C26, Class D, 3.76%, 1/15/2048 (a) (l)	1,500	1,260
Series 2014-C26, Class C, 4.26%, 1/15/2048 (l)	1,926	1,734
Series 2015-C33, Class C, 4.63%, 12/15/2048 (l)	8,000	7,243
Series 2016-C1, Class D2, 4.20%, 3/17/2049 (a) (l)	1,464	1,245
Series 2016-C1, Class C, 4.70%, 3/17/2049 (l)	5,000	4,653
JPMCC Commercial Mortgage Securities Trust Series 2017-JP5, Class D, 4.49%, 3/15/2050 (a) (l)	7,577	5,325
JPMDB Commercial Mortgage Securities Trust Series 2016-C4, Class D, 3.04%, 12/15/2049 (a) (l)	2,514	1,943
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP3, Class D, 3.42%, 8/15/2049 (a) (l)	4,500	3,520
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45%, 9/15/2039 (l)	3,405	1,134
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class G, 4.50%, 8/15/2045 (a)	1,500	1,220
Series 2014-C16, Class C, 4.74%, 6/15/2047 (l)	2,000	1,860
Series 2014-C19, Class D, 3.25%, 12/15/2047 (a)	2,585	2,176
Series 2015-C24, Class D, 3.26%, 5/15/2048 (a)	6,000	5,297
Series 2015-C25, Class C, 4.52%, 10/15/2048 (l)	4,500	4,224

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
United States — continued
Series 2016-C31, Class C, 4.25%, 11/15/2049 (l)	1,440	1,230
Morgan Stanley Capital I Trust
Series 2018-MP, Class D, 4.28%, 7/11/2040 (a) (l)	730	531
Series 2018-L1, Class E, 3.00%, 10/15/2051 (a)	5,486	4,051
Series 2019-L2, Class D, 3.00%, 3/15/2052 (a)	7,075	5,165
Series 2019-L2, Class E, 3.00%, 3/15/2052 (a)	2,575	1,749
MRCD MARK Mortgage Trust
Series 2019-PARK, Class F, 2.72%, 12/15/2036 (a)	10,000	6,062
Series 2019-PARK, Class G, 2.72%, 12/15/2036 (a)	4,000	2,140
Series 2019-PARK, Class J, 4.25%, 12/15/2036 (a)	17,000	6,095
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 7.72%, 10/25/2049 (a) (l)	4,341	4,384
Series 2020-01, Class M10, 8.22%, 3/25/2050 (a) (l)	8,936	9,076
NYC Commercial Mortgage Trust Series 2021-909, Class E, 3.21%, 4/10/2043 (a) (l)	5,000	2,712
ROCK Trust Series 2024-CNTR, Class E, 8.82%, 11/13/2041 (a)	4,825	5,093
VASA Trust Series 2021-VASA, Class G, 9.42%, 7/15/2039 (a) (l)	1,360	743
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (l)	1,467	1,421
Series 2018-2, Class M2, 4.51%, 10/26/2048 (a) (l)	101	92
Series 2018-2, Class M3, 4.72%, 10/26/2048 (a) (l)	147	130
Wells Fargo Commercial Mortgage Trust
Series 2021-SAVE, Class E, 8.07%, 2/15/2040 (a) (l)	1,600	1,606
Series 2015-NXS1, Class E, 2.88%, 5/15/2048 (a) (l)	1,500	1,350
Series 2015-C28, Class D, 4.07%, 5/15/2048 (l)	7,740	6,424
Series 2016-C35, Class D, 3.14%, 7/15/2048 (a)	5,000	4,408
Series 2018-C43, Class D, 3.00%, 3/15/2051 (a)	1,250	1,023
Series 2018-C44, Class D, 3.00%, 5/15/2051 (a)	1,517	1,161
Series 2019-C52, Class XA, IO, 1.56%, 8/15/2052 (l)	3,356	182
Series 2015-NXS3, Class D, 3.15%, 9/15/2057 (a)	1,000	937
WFRBS Commercial Mortgage Trust Series 2014-C22, Class D, 3.76%, 9/15/2057 (a) (l)	5,505	2,752
Total Commercial Mortgage-Backed Securities (Cost $400,935)		350,533
Collateralized Mortgage Obligations — 3.4%
United States — 3.4%
Adjustable Rate Mortgage Trust
Series 2004-2, Class 6A1, 6.29%, 2/25/2035 (l)	137	136
Series 2005-2, Class 3A1, 6.43%, 6/25/2035 (l)	352	339
Alternative Loan Trust
Series 2004-28CB, Class 4A1, 5.00%, 1/25/2020	6	4
Series 2005-50CB, Class 4A1, 5.00%, 11/25/2020	1	1
Series 2005-85CB, Class 3A2, 5.25%, 2/25/2021	58	53
Series 2007-9T1, Class 3A1, 5.50%, 5/25/2022 ‡	5	5
Series 2005-J6, Class 2A1, 5.50%, 7/25/2025	19	18
Series 2006-J3, Class 4A1, 5.75%, 5/25/2026	62	60
Series 2005-J1, Class 3A1, 6.50%, 8/25/2032	9	9
Series 2004-12CB, Class 2A1, 6.00%, 6/25/2034	15	15
Series 2005-J3, Class 3A1, 6.50%, 9/25/2034 ‡	—	—

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Series 2004-28CB, Class 2A4, 5.75%, 1/25/2035	261	235
Series 2004-28CB, Class 6A1, 6.00%, 1/25/2035	333	303
Series 2004-32CB, Class 2A5, 5.50%, 2/25/2035	1,048	1,003
Series 2005-J2, Class 1A5, 4.93%, 4/25/2035 (l)	2,988	2,304
Series 2005-6CB, Class 1A4, 5.50%, 4/25/2035	1,796	1,517
Series 2005-6CB, Class 1A6, 5.50%, 4/25/2035	216	182
Series 2005-13CB, Class A4, 5.50%, 5/25/2035	745	632
Series 2005-21CB, Class A4, 5.25%, 6/25/2035	405	300
Series 2005-21CB, Class A17, 6.00%, 6/25/2035	1,802	1,382
Series 2005-20CB, Class 1A1, 5.50%, 7/25/2035	81	64
Series 2005-23CB, Class A15, 5.50%, 7/25/2035	891	715
Series 2005-64CB, Class 1A1, 5.50%, 12/25/2035	299	260
Series 2005-64CB, Class 1A15, 5.50%, 12/25/2035	757	659
Series 2005-J14, Class A3, 5.50%, 12/25/2035	201	121
Series 2005-J14, Class A7, 5.50%, 12/25/2035	1,060	639
Series 2005-J14, Class A8, 5.50%, 12/25/2035	886	534
Series 2005-86CB, Class A4, 5.50%, 2/25/2036	262	150
Series 2006-J1, Class 1A13, 5.50%, 2/25/2036	84	56
Series 2006-4CB, Class 2A5, 5.50%, 4/25/2036	450	333
Series 2006-14CB, Class A1, 6.00%, 6/25/2036	1,083	583
Series 2006-19CB, Class A15, 6.00%, 8/25/2036	391	222
Series 2006-25CB, Class A2, 6.00%, 10/25/2036	192	99
Series 2006-41CB, Class 2A13, 5.75%, 1/25/2037	2,107	1,007
Series 2007-8CB, Class A9, 6.00%, 5/25/2037	136	73
Series 2007-19, Class 1A8, 6.00%, 8/25/2037	134	63
American Home Mortgage Investment Trust Series 2007-2, Class 12A1, 4.97%, 3/25/2037 (l)	4,059	1,531
Angel Oak Mortgage Trust
Series 2019-5, Class B1, 3.96%, 10/25/2049 (a) (l)	6,250	5,636
Series 2019-6, Class B1, 3.94%, 11/25/2059 (a) (l)	4,000	3,622
Series 2019-6, Class B3, 5.99%, 11/25/2059 (a) (l)	1,285	1,106
Angel Oak Mortgage Trust I LLC Series 2019-2, Class B2, 6.29%, 3/25/2049 (a) (l)	2,250	2,261
Banc of America Alternative Loan Trust
Series 2006-4, Class 2A1, 6.00%, 3/25/2029	2	2
Series 2005-11, Class 4A5, 5.75%, 12/25/2035	280	241
Series 2006-4, Class 3CB4, 6.00%, 5/25/2046	325	285
Series 2006-4, Class 4CB1, 6.50%, 5/25/2046	646	587
Series 2006-5, Class CB7, 6.00%, 6/25/2046	202	171
Banc of America Funding Trust
Series 2007-4, Class 8A1, 5.50%, 11/25/2034	50	36
Series 2005-6, Class 1A2, 5.50%, 10/25/2035	993	780
Series 2005-7, Class 4A7, 6.00%, 11/25/2035	22	21
Series 2006-A, Class 1A1, 6.44%, 2/20/2036 (l)	232	218
Series 2006-2, Class 2A20, 5.75%, 3/25/2036	137	115
Series 2007-5, Class 4A1, 4.80%, 7/25/2037 (l)	1,849	1,256
Banc of America Mortgage Trust
Series 2004-A, Class 2A2, 5.70%, 2/25/2034 (l)	178	175
Series 2007-3, Class 1A1, 6.00%, 9/25/2037	93	74

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Bear Stearns ALT-A Trust Series 2006-8, Class 3A1, 4.75%, 2/25/2034 (l)	112	105
Bear Stearns Asset-Backed Securities I Trust Series 2004-AC5, Class M1, 5.43%, 10/25/2034 (l)	218	192
BRAVO Residential Funding Trust Series 2023-NQM5, Class B1, 7.39%, 6/25/2063 (a) (l)	1,263	1,267
Chase Mortgage Finance Trust
Series 2006-S3, Class 1A2, 6.00%, 11/25/2036	1,045	408
Series 2006-S4, Class A5, 6.00%, 12/25/2036	812	344
Series 2007-S2, Class 1A8, 6.00%, 3/25/2037	185	98
CHL Mortgage Pass-Through Trust
Series 2005-20, Class A7, 5.25%, 12/25/2027	66	39
Series 2004-25, Class 2A1, 5.11%, 2/25/2035 (l)	1,547	1,393
Series 2005-26, Class 1A11, 5.50%, 11/25/2035	990	590
Series 2005-31, Class 2A1, 4.41%, 1/25/2036 (l)	445	385
Series 2005-30, Class A5, 5.50%, 1/25/2036	106	64
Series 2006-HYB1, Class 2A2C, 4.56%, 3/20/2036 (l)	1,237	1,138
Series 2006-HYB2, Class 2A1B, 4.62%, 4/20/2036 (l)	369	324
Series 2006-J2, Class 1A1, 6.00%, 4/25/2036	76	41
Series 2006-10, Class 1A16, 6.00%, 5/25/2036	977	405
Series 2006-17, Class A2, 6.00%, 12/25/2036	280	122
Series 2006-18, Class 2A4, 6.00%, 12/25/2036	1,638	888
Series 2007-2, Class A2, 6.00%, 3/25/2037	96	41
Series 2007-3, Class A18, 6.00%, 4/25/2037	769	364
Series 2007-10, Class A4, 5.50%, 7/25/2037	99	40
Series 2007-13, Class A4, 6.00%, 8/25/2037	209	96
Series 2007-16, Class A1, 6.50%, 10/25/2037	1,788	741
Series 2007-18, Class 2A1, 6.50%, 11/25/2037	414	147
Series 2006-OA5, Class 2A1, 4.83%, 4/25/2046 (l)	1,390	1,177
Citicorp Mortgage Securities Trust Series 2007-4, Class 1A9, 6.00%, 5/25/2037	296	262
Citigroup Mortgage Loan Trust
Series 2005-9, Class 2A2, 5.50%, 11/25/2035	62	43
Series 2006-AR3, Class 1A1A, 5.79%, 6/25/2036 (l)	788	740
Series 2006-AR5, Class 1A5A, 5.08%, 7/25/2036 (l)	298	280
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1, 6.08%, 9/25/2035 (l)	149	147
Series 2006-8, Class A3, 4.78%, 10/25/2035 (a) (l)	442	201
COLT Mortgage Loan Trust
Series 2021-3, Class B1, 3.06%, 9/27/2066 (a) (l)	2,500	1,614
Series 2021-5, Class B2, 4.21%, 11/26/2066 (a) (l)	2,247	1,668
Series 2022-1, Class B2, 4.09%, 12/27/2066 (a) (l)	2,581	2,096
Series 2023-2, Class A1, 6.60%, 7/25/2068 (a) (h)	2,070	2,086
Series 2023-4, Class A1, 7.16%, 10/25/2068 (a) (h)	3,877	3,933
Connecticut Avenue Securities Trust
Series 2019-R04, Class 2B1, 9.72%, 6/25/2039 (a) (l)	2,206	2,327
Series 2019-R05, Class 1B1, 8.57%, 7/25/2039 (a) (l)	286	298
Series 2019-R06, Class 2B1, 8.22%, 9/25/2039 (a) (l)	3,964	4,109
Series 2019-R07, Class 1B1, 7.87%, 10/25/2039 (a) (l)	7,486	7,740
Series 2020-R02, Class 2B1, 7.47%, 1/25/2040 (a) (l)	7,158	7,335
Series 2020-R01, Class 1B1, 7.72%, 1/25/2040 (a) (l)	1,000	1,034

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Series 2021-R01, Class 1B1, 7.45%, 10/25/2041 (a) (l)	5,200	5,349
Series 2021-R03, Class 1B2, 9.85%, 12/25/2041 (a) (l)	6,100	6,411
Series 2022-R01, Class 1B2, 10.35%, 12/25/2041 (a) (l)	4,437	4,699
CSFB Mortgage-Backed Pass-Through Certificates
Series 2005-10, Class 11A1, 5.50%, 11/25/2020	572	69
Series 2004-AR4, Class 2A1, 5.66%, 5/25/2034 (l)	104	103
Series 2004-AR4, Class 4A1, 6.66%, 5/25/2034 (l)	723	730
Series 2004-AR5, Class 6A1, 6.28%, 6/25/2034 (l)	139	137
Series 2004-4, Class 4A1, 5.50%, 8/25/2034	665	667
Series 2005-4, Class 2A5, 4.98%, 6/25/2035 (l)	1,926	1,294
Series 2005-10, Class 5A3, 5.50%, 11/25/2035	223	159
CSFB Mortgage-Backed Trust Series 2004-AR6, Class 7A1, 6.34%, 10/25/2034 (l)	84	84
CSMC Mortgage-Backed Trust
Series 2006-8, Class 5A1, 5.48%, 10/25/2026 (l)	25	24
Series 2007-2, Class 3A13, 5.50%, 3/25/2037	311	140
Deephaven Residential Mortgage Trust
Series 2021-3, Class B2, 4.13%, 8/25/2066 (a) (l)	4,502	3,321
Series 2021-4, Class B1, 4.16%, 11/25/2066 (a) (l)	6,000	4,517
Series 2021-4, Class B2, 4.44%, 11/25/2066 (a) (l)	6,508	4,884
Series 2022-1, Class B1, 4.28%, 1/25/2067 (a) (l)	3,000	2,394
Series 2022-1, Class B2, 4.28%, 1/25/2067 (a) (l)	5,640	4,258
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 2A1, 3.40%, 2/25/2020 (l)	12	12
DSLA Mortgage Loan Trust Series 2005-AR4, Class 2A1A, 4.93%, 8/19/2045 (l)	1,077	945
FHLMC Seasoned Credit Risk Transfer Trust Series 2017-3, Class A, IO, 0.00%, 7/25/2056 (l)	172,414	115
FHLMC STACR REMIC Trust
Series 2021-DNA2, Class B2, 10.35%, 8/25/2033 (a) (l)	1,500	1,831
Series 2021-DNA6, Class B1, 7.75%, 10/25/2041 (a) (l)	2,500	2,585
Series 2020-HQA1, Class B2, 9.57%, 1/25/2050 (a) (l)	4,000	4,418
Series 2021-DNA1, Class B2, 9.10%, 1/25/2051 (a) (l)	6,800	7,542
First Horizon Alternative Mortgage Securities Trust Series 2006-FA6, Class 3A1, 5.75%, 11/25/2021	7	3
GCAT Trust Series 2020-NQM1, Class B1, 3.64%, 1/25/2060 (a) (l)	3,000	2,425
GMACM Mortgage Loan Trust
Series 2004-AR2, Class 3A, 4.99%, 8/19/2034 (l)	169	151
Series 2005-AR1, Class 3A, 4.08%, 3/18/2035 (l)	33	29
GSMSC Pass-Through Trust Series 2008-2R, Class 2A1, 7.50%, 10/25/2036 (a) (l)	1,197	137
GSR Mortgage Loan Trust
Series 2004-15F, Class 1A2, 5.50%, 12/25/2034	140	92
Series 2005-1F, Class 2A3, 6.00%, 2/25/2035	121	83
Series 2005-AR3, Class 6A1, 4.29%, 5/25/2035 (l)	49	37
Series 2005-AR4, Class 3A5, 5.43%, 7/25/2035 (l)	821	505
Series 2005-6F, Class 3A18, 5.50%, 7/25/2035	465	433
Series 2005-AR7, Class 6A1, 4.64%, 11/25/2035 (l)	342	297
Series 2006-1F, Class 2A16, 6.00%, 2/25/2036	485	208
Series 2006-1F, Class 2A9, 6.00%, 2/25/2036	786	337
Series 2006-9F, Class 3A1, 6.25%, 10/25/2036	349	314
Series 2007-1F, Class 3A13, 6.00%, 1/25/2037	201	122
HarborView Mortgage Loan Trust Series 2005-11, Class 2A1A, 5.03%, 8/19/2045 (l)	90	84

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Impac CMB Trust
Series 2004-5, Class 1A1, 5.15%, 10/25/2034 (l)	111	110
Series 2004-5, Class 1M2, 5.30%, 10/25/2034 (l)	41	40
Series 2004-7, Class 1A2, 5.35%, 11/25/2034 (l)	132	130
Series 2004-10, Class 2A, 5.07%, 3/25/2035 (l)	300	273
Series 2005-1, Class 1A1, 4.95%, 4/25/2035 (l)	136	129
Series 2005-1, Class 1A2, 5.05%, 4/25/2035 (l)	166	157
Series 2005-2, Class 1A2, 5.05%, 4/25/2035 (l)	182	176
Impac Secured Assets CMN Owner Trust Series 2003-2, Class A4, 3.75%, 8/25/2033	139	93
Impac Secured Assets Trust
Series 2007-3, Class A1B, 4.91%, 9/25/2037 (l)	1,330	1,130
Series 2007-3, Class A1C, 5.15%, 9/25/2037 (l)	2,229	1,906
IndyMac INDX Mortgage Loan Trust
Series 2005-AR3, Class 3A1, 4.36%, 4/25/2035 (l)	142	133
Series 2005-AR14, Class 2A1A, 5.03%, 7/25/2035 (l)	624	502
Series 2007-AR21, Class 6A1, 4.09%, 9/25/2037 (l)	3,843	2,386
JPMorgan Mortgage Trust
Series 2006-S3, Class 2A4, 5.50%, 8/25/2021	7	6
Series 2004-A6, Class 1A1, 4.42%, 12/25/2034 (l)	25	22
Series 2005-A3, Class 6A6, 5.66%, 6/25/2035 (l)	92	91
Series 2005-A6, Class 1A2, 6.36%, 9/25/2035 (l)	103	97
Series 2005-A8, Class 4A1, 5.36%, 11/25/2035 (l)	1,005	831
Series 2005-A8, Class 1A1, 5.62%, 11/25/2035 (l)	65	51
Series 2006-A7, Class 2A4, 4.56%, 1/25/2037 (l)	283	219
Series 2007-S1, Class 2A17, 4.76%, 3/25/2037 (l)	3,575	984
Legacy Mortgage Asset Trust
Series 2021-GS3, Class A2, 6.25%, 7/25/2061 (a) (h)	2,918	2,908
Series 2021-GS1, Class A2, 7.84%, 10/25/2066 (a) (h)	2,142	2,143
Lehman Mortgage Trust
Series 2005-2, Class 2A5, 5.50%, 12/25/2035	581	328
Series 2007-7, Class 5A7, 6.50%, 8/25/2037	6,640	2,940
LHOME Mortgage Trust
Series 2023-RTL3, Class A1, 8.00%, 8/25/2028 (a) (h)	2,550	2,586
Series 2024-RTL1, Class A1, 7.02%, 1/25/2029 (a) (h)	4,025	4,070
Series 2024-RTL2, Class A1, 7.13%, 3/25/2029 (a) (h)	3,325	3,372
Series 2024-RTL3, Class A1, 6.90%, 5/25/2029 (a) (h)	5,000	5,066
Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (a) (h)	480	477
MASTR Alternative Loan Trust
Series 2004-12, Class 3A1, 6.00%, 12/25/2034	349	343
Series 2005-3, Class 1A1, 5.50%, 4/25/2035	71	64
Series 2005-5, Class 3A1, 5.75%, 8/25/2035	199	92
Series 2005-6, Class 1A2, 5.50%, 12/25/2035	343	222
Merrill Lynch Mortgage Investors Trust
Series 2005-1, Class 2A2, 5.39%, 4/25/2035 (l)	94	83
Series 2006-1, Class 2A1, 5.87%, 2/25/2036 (l)	490	476
Series 2006-AF2, Class AF2, 6.25%, 10/25/2036	156	59
Metlife Securitization Trust Series 2017-1A, Class A, 3.00%, 4/25/2055 (a) (l)	1,643	1,553

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Morgan Stanley Mortgage Loan Trust
Series 2006-2, Class 1A, 5.25%, 2/25/2021	194	171
Series 2004-9, Class 1A, 5.30%, 11/25/2034 (l)	284	276
Series 2005-4, Class 1A, 5.00%, 8/25/2035	19	19
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (a) (h)	3,750	3,783
Series 2019-NQM4, Class B1, 3.74%, 9/25/2059 (a) (l)	2,500	2,052
Series 2019-NQM4, Class B2, 5.15%, 9/25/2059 (a) (l)	4,000	3,349
Series 2019-NQM5, Class B1, 4.04%, 11/25/2059 (a) (l)	2,041	1,736
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2005-WF1, Class 2A5, 5.66%, 3/25/2035 (h)	1	1
OBX Trust
Series 2023-NQM3, Class A1, 5.95%, 2/25/2063 (a) (h)	310	311
Series 2024-NQM4, Class A3, 6.32%, 1/25/2064 (a) (h)	4,263	4,280
PRPM Series 2024-3, Class A1, 6.99%, 5/25/2029 ‡ (a) (h)	8,177	8,197
PRPM LLC
Series 2020-6, Class A2, 8.70%, 11/25/2025 (a) (h)	2,585	2,580
Series 2021-8, Class A2, 6.60%, 9/25/2026 (a) (l)	5,126	5,024
Series 2024-1, Class A1, 6.96%, 2/25/2029 (a) (h)	8,899	8,942
Series 2024-2, Class A1, 7.03%, 3/25/2029 (a) (h)	5,510	5,546
Series 2024-4, Class A1, 6.41%, 8/25/2029 (a) (h)	3,745	3,755
Series 2024-8, Class A2, 8.84%, 12/25/2029 (a) (h)	1,501	1,501
RALI Trust
Series 2003-QS20, Class CB, 5.00%, 11/25/2018 ‡	—	—
Series 2005-QA5, Class A2, 5.18%, 4/25/2035 (l)	604	544
Series 2005-QS17, Class A3, 6.00%, 12/25/2035	406	342
Series 2006-QS3, Class 1A10, 6.00%, 3/25/2036	715	626
Series 2006-QS4, Class A2, 6.00%, 4/25/2036	871	694
Series 2006-QS17, Class A5, 6.00%, 12/25/2036	1,284	1,035
Residential Asset Securitization Trust
Series 2005-A8CB, Class A11, 6.00%, 7/25/2035	1,280	768
Series 2005-A14, Class A1, 5.50%, 12/25/2035	123	55
Series 2006-A8, Class 3A1, 6.00%, 8/25/2036	2,562	1,128
RFMSI Trust
Series 2005-S7, Class A6, 5.50%, 11/25/2035	46	35
Series 2006-S10, Class 1A1, 6.00%, 10/25/2036	969	732
Series 2006-SA4, Class 2A1, 5.69%, 11/25/2036 (l)	690	565
Sequoia Mortgage Trust Series 2007-3, Class 1A1, 4.81%, 7/20/2036 (l)	212	184
Starwood Mortgage Residential Trust
Series 2020-1, Class B1, 3.73%, 2/25/2050 (a) (l)	5,410	4,427
Series 2020-INV1, Class B2, 4.26%, 11/25/2055 (a)	1,600	1,261
Structured Adjustable Rate Mortgage Loan Trust Series 2005-1, Class 1A1, 4.60%, 2/25/2035 (l)	161	152
Structured Asset Mortgage Investments II Trust
Series 2005-AR3, Class 1A1, 4.97%, 8/25/2035 (l)	1,564	1,465
Series 2007-AR7, Class 1A1, 5.28%, 5/25/2047 (l)	2,557	2,015
Verus Securitization Trust
Series 2019-INV3, Class B1, 3.73%, 11/25/2059 (a) (l)	5,000	4,533
Series 2021-R1, Class B1, 3.20%, 10/25/2063 (a) (l)	2,000	1,719

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Series 2021-R1, Class B2, 4.20%, 10/25/2063 (a) (l)	1,322	1,111
Series 2021-R3, Class B1, 3.07%, 4/25/2064 (a) (l)	2,500	1,994
Series 2021-R3, Class B2, 4.07%, 4/25/2064 (a) (l)	1,776	1,330
Series 2020-5, Class B1, 3.71%, 5/25/2065 (a) (l)	2,400	2,277
Series 2020-5, Class B2, 4.71%, 5/25/2065 (a) (l)	1,400	1,332
Series 2021-5, Class B1, 3.04%, 9/25/2066 (a) (l)	3,826	2,759
Series 2021-5, Class B2, 3.94%, 9/25/2066 (a) (l)	3,750	2,708
Series 2023-INV1, Class A3, 6.76%, 2/25/2068 (a) (h)	2,151	2,161
Series 2023-4, Class A1, 5.81%, 5/25/2068 (a) (h)	330	330
Series 2023-6, Class B1, 7.80%, 9/25/2068 (a) (l)	3,500	3,519
WaMu Mortgage Pass-Through Certificates Trust
Series 2004-AR11, Class A, 6.96%, 10/25/2034 (l)	344	333
Series 2005-AR5, Class A6, 5.72%, 5/25/2035 (l)	839	823
Series 2005-AR16, Class 1A1, 4.74%, 12/25/2035 (l)	293	265
Series 2005-AR14, Class 1A3, 5.20%, 12/25/2035 (l)	672	616
Series 2005-AR14, Class 1A4, 5.20%, 12/25/2035 (l)	448	411
Series 2005-AR18, Class 1A3A, 5.12%, 1/25/2036 (l)	29	28
Series 2006-AR2, Class 1A1, 4.58%, 3/25/2036 (l)	130	113
Series 2004-AR10, Class A1B, 5.27%, 7/25/2044 (l)	338	321
Series 2005-AR15, Class A1A1, 4.95%, 11/25/2045 (l)	21	20
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-1, Class 1A3, 5.50%, 3/25/2035	358	334
Series 2005-4, Class CB7, 5.50%, 6/25/2035	252	219
Series 2005-10, Class 2A5, 5.75%, 11/25/2035	1,381	1,239
Series 2005-10, Class 4CB1, 5.75%, 12/25/2035	413	358
Series 2006-5, Class 2CB5, 6.50%, 7/25/2036	133	98
Series 2007-1, Class 1A7, 5.03%, 2/25/2037 (l)	2,239	1,666
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR19, Class A3, 6.94%, 12/25/2036 (l)	74	72
Series 2007-15, Class A1, 6.00%, 11/25/2037	62	58
Total Collateralized Mortgage Obligations (Cost $311,017)		277,006
Foreign Government Securities — 2.5%
Angola — 0.1%
Republic of Angola
8.25%, 5/9/2028 (b)	1,400	1,320
8.00%, 11/26/2029 (a)	1,550	1,396
8.00%, 11/26/2029 (b)	1,480	1,333
8.75%, 4/14/2032 (b)	1,670	1,483
9.13%, 11/26/2049 (b)	2,090	1,684
		7,216
Argentina — 0.2%
Argentine Republic
1.00%, 7/9/2029	2,875	2,248
0.75%, 7/9/2030 (h)	1,364	1,022

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Argentina—continued
4.12%, 7/9/2035 (h)	7,456	5,054
5.00%, 1/9/2038 (h)	2,896	2,086
3.50%, 7/9/2041 (h)	5,045	3,190
4.12%, 7/9/2046 (g) (h)	5,688	3,821
		17,421
Bahamas — 0.0% ^
Commonwealth of the Bahamas 6.00%, 11/21/2028 (b)	1,400	1,329
Bahrain — 0.1%
Kingdom of Bahrain
7.00%, 10/12/2028 (b)	1,400	1,439
6.75%, 9/20/2029 (b)	200	204
5.45%, 9/16/2032 (a)	481	447
6.00%, 9/19/2044 (b)	1,500	1,270
7.50%, 9/20/2047 (b)	1,590	1,574
		4,934
Benin — 0.0% ^
Benin Government Bond
7.96%, 2/13/2038 (a)	1,010	955
8.38%, 1/23/2041 (a)	747	722
		1,677
Brazil — 0.1%
Federative Republic of Brazil
6.13%, 1/22/2032	880	860
8.25%, 1/20/2034	785	866
5.63%, 1/7/2041	950	827
5.00%, 1/27/2045	1,230	922
4.75%, 1/14/2050	620	428
7.13%, 5/13/2054	1,155	1,085
		4,988
Colombia — 0.1%
Republic of Colombia
3.13%, 4/15/2031	800	638
8.00%, 4/20/2033	950	973
7.38%, 9/18/2037	1,000	957
6.13%, 1/18/2041	950	775
5.00%, 6/15/2045	1,990	1,344
5.20%, 5/15/2049	420	283
4.13%, 5/15/2051	1,000	575
8.75%, 11/14/2053	1,002	1,013
8.38%, 11/7/2054	2,250	2,187
		8,745

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Costa Rica — 0.0% ^
Republic of Costa Rica
6.55%, 4/3/2034 (a)	1,090	1,114
7.30%, 11/13/2054 (a)	819	857
		1,971
Dominican Republic — 0.1%
Dominican Republic Government Bond
4.50%, 1/30/2030 (a)	790	729
7.05%, 2/3/2031 (a)	1,330	1,371
4.88%, 9/23/2032 (a)	1,090	981
7.45%, 4/30/2044 (b)	1,580	1,671
6.85%, 1/27/2045 (b)	500	498
6.50%, 2/15/2048 (b)	1,950	1,875
6.40%, 6/5/2049 (b)	1,050	995
5.88%, 1/30/2060 (a)	880	755
5.88%, 1/30/2060 (b)	620	532
		9,407
Ecuador — 0.2%
Republic of Ecuador
6.90%, 7/31/2030 (b) (h)	6,545	5,055
5.50%, 7/31/2035 (b) (h)	2,240	1,464
5.00%, 7/31/2040 (b) (h)	11,170	6,574
		13,093
Egypt — 0.2%
Arab Republic of Egypt
3.88%, 2/16/2026 (a)	665	640
3.88%, 2/16/2026 (b)	600	577
7.50%, 1/31/2027 (b)	2,670	2,650
7.60%, 3/1/2029 (b)	1,800	1,753
8.63%, 2/4/2030 (a)	657	655
5.88%, 2/16/2031 (a) (g)	482	411
5.88%, 2/16/2031 (b)	1,100	937
7.05%, 1/15/2032 (a)	880	771
7.05%, 1/15/2032 (b)	1,300	1,139
7.63%, 5/29/2032 (b)	1,300	1,163
9.45%, 2/4/2033 (a)	1,175	1,156
7.30%, 9/30/2033 (b)	900	772
8.70%, 3/1/2049 (b)	4,370	3,557
8.70%, 3/1/2049 (a)	1,520	1,237
8.88%, 5/29/2050 (b)	1,750	1,439
8.15%, 11/20/2059 (a)	1,050	798
		19,655
El Salvador — 0.1%
Republic of El Salvador
8.63%, 2/28/2029 (b)	1,119	1,166
9.25%, 4/17/2030 (a)	2,790	2,948

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
El Salvador—continued
9.25%, 4/17/2030 (b)	620	655
7.12%, 1/20/2050 (b)	1,437	1,219
9.50%, 7/15/2052 (b)	1,250	1,313
9.65%, 11/21/2054 (a)	1,628	1,734
		9,035
Gabon — 0.0% ^
Gabonese Republic
6.95%, 6/16/2025 (b)	469	460
7.00%, 11/24/2031 (b)	910	718
		1,178
Ghana — 0.1%
Republic of Ghana
Zero Coupon, 7/3/2026 (a)	135	126
5.00%, 7/3/2029 (a) (h)	1,833	1,634
Zero Coupon, 1/3/2030 (a)	1,246	968
5.00%, 7/3/2035 (a) (h)	3,410	2,485
		5,213
Guatemala — 0.0% ^
Republic of Guatemala
5.38%, 4/24/2032 (b)	250	237
6.13%, 6/1/2050 (a)	720	639
		876
Honduras — 0.0% ^
Republic of Honduras
6.25%, 1/19/2027 (b)	2,200	2,132
8.63%, 11/27/2034 (a)	1,190	1,149
		3,281
Iraq — 0.0% ^
Republic of Iraq 5.80%, 1/15/2028 (b)	1,866	1,836
Ivory Coast — 0.1%
Republic of Cote d'Ivoire
7.63%, 1/30/2033 (b)	820	801
6.13%, 6/15/2033 (b)	4,730	4,233
8.25%, 1/30/2037 (a)	532	518
		5,552
Jordan — 0.1%
Hashemite Kingdom of Jordan
6.13%, 1/29/2026 (b)	1,900	1,888
7.75%, 1/15/2028 (b)	900	911
5.85%, 7/7/2030 (b)	400	369
5.85%, 7/7/2030 (a)	1,810	1,670
7.38%, 10/10/2047 (b)	1,320	1,177
		6,015

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Kenya — 0.1%
Republic of Kenya
7.00%, 5/22/2027 (b)	400	393
7.25%, 2/28/2028 (b)	1,362	1,301
9.75%, 2/16/2031 (a)	1,646	1,632
9.75%, 2/16/2031 (b)	1,220	1,209
6.30%, 1/23/2034 (a)	483	384
		4,919
Lebanon — 0.0% ^
Lebanese Republic
6.65%, 4/22/2024 (b) (j)	2,885	459
6.60%, 11/27/2026 (b) (j)	9,774	1,554
6.85%, 3/23/2027 (b) (j)	3,149	500
6.65%, 11/3/2028 (b) (j)	3,415	543
6.65%, 2/26/2030 (b) (j)	340	54
		3,110
Mongolia — 0.0% ^
State of Mongolia
8.65%, 1/19/2028 (a)	340	358
4.45%, 7/7/2031 (b)	1,300	1,132
		1,490
Montenegro — 0.0% ^
Republic of Montenegro 7.25%, 3/12/2031 (b)	700	719
Namibia — 0.0% ^
Republic of Namibia 5.25%, 10/29/2025 (b)	800	790
Nigeria — 0.1%
Federal Republic of Nigeria
6.50%, 11/28/2027 (a)	1,220	1,169
6.50%, 11/28/2027 (b)	2,720	2,607
8.38%, 3/24/2029 (b)	800	782
8.75%, 1/21/2031 (b)	780	763
7.88%, 2/16/2032 (b)	1,510	1,381
7.38%, 9/28/2033 (b)	1,620	1,405
7.63%, 11/28/2047 (b)	600	467
7.63%, 11/28/2047 (a)	1,290	1,005
		9,579
Oman — 0.0% ^
Sultanate of Oman Government Bond
6.50%, 3/8/2047 (b)	340	336
6.75%, 1/17/2048 (b)	1,170	1,192
7.00%, 1/25/2051 (b)	1,600	1,678
7.00%, 1/25/2051 (a)	301	316
		3,522

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Pakistan — 0.1%
Islamic Republic of Pakistan
8.25%, 9/30/2025 (b)	550	548
6.00%, 4/8/2026 (b)	3,200	3,096
6.88%, 12/5/2027 (b)	1,500	1,391
7.38%, 4/8/2031 (a)	554	479
7.38%, 4/8/2031 (b)	600	519
8.88%, 4/8/2051 (b)	767	619
		6,652
Paraguay — 0.1%
Republic of Paraguay
6.00%, 2/9/2036 (a)	410	406
6.10%, 8/11/2044 (b)	1,730	1,636
5.60%, 3/13/2048 (b)	350	306
5.40%, 3/30/2050 (a)	950	805
5.40%, 3/30/2050 (b)	2,100	1,779
		4,932
Rwanda — 0.0% ^
Republic of Rwanda 5.50%, 8/9/2031 (b)	1,000	822
Senegal — 0.1%
Republic of Senegal
7.75%, 6/10/2031 (b)	2,100	1,924
6.25%, 5/23/2033 (b)	1,700	1,401
6.75%, 3/13/2048 (b)	650	453
6.75%, 3/13/2048 (a)	460	321
		4,099
South Africa — 0.1%
Republic of South Africa
7.10%, 11/19/2036 (a)	625	609
6.25%, 3/8/2041	2,500	2,156
5.00%, 10/12/2046	700	483
5.75%, 9/30/2049	2,170	1,622
7.30%, 4/20/2052	600	541
7.95%, 11/19/2054 (a)	1,514	1,446
		6,857
Sri Lanka — 0.1%
Democratic Socialist Republic of Sri Lanka
4.00%, 4/15/2028 (a)	1,576	1,471
3.10%, 1/15/2030 (a) (h)	1,359	1,184
3.35%, 3/15/2033 (a) (h)	2,666	2,112
3.60%, 6/15/2035 (a) (h)	1,800	1,267
3.60%, 5/15/2036 (a) (h)	1,249	1,012
3.60%, 2/15/2038 (a) (h)	2,500	2,046
		9,092

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Suriname — 0.0% ^
Suriname Government International Bond 7.95%, 7/15/2033 (b) (i)	1,030	979
Turkey — 0.2%
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (a)	2,146	2,319
Republic of Turkiye (The)
9.88%, 1/15/2028	3,376	3,726
5.13%, 2/17/2028	940	915
9.38%, 3/14/2029	1,500	1,655
9.13%, 7/13/2030	900	999
9.38%, 1/19/2033 (g)	1,618	1,829
6.00%, 1/14/2041	1,040	874
4.88%, 4/16/2043	1,120	801
5.75%, 5/11/2047	620	477
Turkiye Ihracat Kredi Bankasi A/S 9.00%, 1/28/2027 (a)	312	327
		13,922
Ukraine — 0.1%
Ukraine Government Bond
0.00%, 2/1/2034 (a) (g) (h)	2,700	1,165
1.75%, 2/1/2034 (b) (h)	1,930	1,088
0.00%, 2/1/2035 (b) (h)	2,710	1,675
1.75%, 2/1/2035 (a) (h)	2,450	1,358
0.00%, 2/1/2036 (b) (h)	1,930	1,190
1.75%, 2/1/2036 (b) (h)	2,710	1,485
		7,961
Venezuela, Bolivarian Republic of — 0.0% ^
Bolivarian Republic of Venezuela 11.95%, 8/5/2031 (b) (j)	3,018	573
Zambia — 0.0% ^
Republic of Zambia
5.75%, 6/30/2033 (a) (h)	1,534	1,362
0.50%, 12/31/2053 (b)	500	304
0.50%, 12/31/2053 (a)	1,524	925
		2,591
Total Foreign Government Securities (Cost $207,678)		206,031
Loan Assignments — 2.4% (c) (n)
Canada — 0.1%
1011778 BC ULC, 1st Lien Term Loan B-5 (1-MONTH CME TERM SOFR + 1.75%), 6.06%, 9/20/2030	397	395
Four Seasons Hotels Ltd., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 6.06%, 11/30/2029	447	448
Garda World Security Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.50%), 7.81%, 2/1/2029	639	640
KDC/ONE Development Corp., Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.00%), 8.31%, 8/15/2028	618	622
NorthRiver Midstream Finance LP, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 6.56%, 8/16/2030	615	617
St. George's University Scholastic Services LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 7.06%, 2/12/2029	504	505
		3,227
France — 0.0% ^
Altice France SA, 1st Lien Term Loan B-14 (3-MONTH CME TERM SOFR + 5.50%), 9.80%, 8/15/2028	201	170

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Germany — 0.0% ^
TK Elevator Midco GmbH, 1st Lien Term Loan C (6-MONTH CME TERM SOFR + 3.50%), 7.74%, 4/30/2030	342	344
Luxembourg — 0.0% ^
Altice Financing SA, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 5.00%), 9.30%, 10/29/2027	374	327
INEOS US Finance LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.56%, 2/18/2030	519	519
Summer BC Holdco B SARL, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 5.00%), 9.59%, 2/15/2029	224	224
		1,070
United Kingdom — 0.0% ^
Crown Finance US, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 5.25%), 9.59%, 12/2/2031	2,690	2,684
nVent Electric plc, 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.50%), 8.24%, 9/12/2031 (o)	465	469
		3,153
United States — 2.3%
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.75%), 9.30%, 4/20/2028	2,535	2,594
AAL Delaware Holdco, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.50%), 7.86%, 7/30/2031	331	333
Abe Investment Holdings, Inc., 1st Lien Term Loan (6-MONTH CME TERM SOFR + 4.50%), 8.85%, 2/19/2026	332	332
ACProducts Holdings, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.25%), 8.84%, 5/17/2028	3,040	2,332
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 6.56%, 1/31/2031	2,614	2,622
Advanced Drainage Systems, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 6.69%, 7/31/2026	296	299
Ahead DB Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 3.50%), 7.83%, 2/3/2031	491	495
AHP Health Partners, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 7.06%, 8/24/2028	371	374
Alliant Holdings Intermediate LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 7.05%, 9/19/2031	446	447
Allied Universal Holdco LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 8.16%, 5/12/2028	502	504
Altar Bidco, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.10%), 7.25%, 2/1/2029	625	623
Altar Bidco, Inc., 2nd Lien Term Loan (12-MONTH CME TERM SOFR + 5.60%), 9.75%, 2/1/2030	219	210
American Axle & Manufacturing, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%; 6-MONTH CME TERM SOFR + 3.00%), 7.35%, 12/13/2029	731	731
APi Group DE, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.00%), 6.31%, 1/3/2029	466	467
Arches Buyer, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.66%, 12/6/2027	229	224
Asplundh Tree Expert LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%), 6.16%, 9/6/2027	236	235
Astoria Energy LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%; 3-MONTH CME TERM SOFR + 3.25%), 7.57%, 12/10/2027	170	171
Asurion LLC, 1st Lien Term Loan B-10 (1-MONTH CME TERM SOFR + 4.00%), 8.41%, 8/21/2028	331	331
Asurion LLC, 1st Lien Term Loan B-11 (1-MONTH CME TERM SOFR + 4.25%), 8.66%, 8/21/2028	554	554
Asurion LLC, 1st Lien Term Loan B-9 (1-MONTH CME TERM SOFR + 3.25%), 7.68%, 7/30/2027	339	338
Asurion LLC, 2nd Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 5.25%), 9.68%, 1/31/2028	325	317
AthenaHealth Group, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.31%, 2/15/2029	492	493
Avantor Funding, Inc., 1st Lien Term Loan B-6 (1-MONTH CME TERM SOFR + 2.00%), 6.41%, 11/8/2027	31	31
Axalta Coating Systems US Holdings, Inc., 1st Lien Term Loan B-7 (3-MONTH CME TERM SOFR + 1.75%), 6.08%, 12/20/2029	447	448
AZZ, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.81%, 5/14/2029	409	411
B&G Foods, Inc., 1st Lien Term Loan B-5 (1-MONTH CME TERM SOFR + 3.50%), 7.81%, 10/10/2029	359	359
Bausch + Lomb Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.66%, 5/10/2027	372	374
Bausch Health Cos., Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 5.25%), 9.66%, 2/1/2027	304	294
BCPE Pequod Buyer, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.50%), 7.79%, 11/25/2031	3,696	3,735
Belron Finance US LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 7.27%, 10/16/2031 (o)	2,099	2,116
BIFM CA Buyer, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 8.06%, 5/31/2028	254	256
Bleriot US Bidco, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 7.08%, 10/31/2030	318	319
Boost Newco Borrower LLC, 1st Lien Term Loan B-1 (3-MONTH CME TERM SOFR + 2.50%), 6.83%, 1/31/2031	389	390

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
Boxer Parent Co., Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.75%), 8.34%, 7/30/2031	725	728
Buckeye Partners LP, 1st Lien Term Loan B-4 (1-MONTH CME TERM SOFR + 2.00%), 6.36%, 11/22/2030	398	398
Buckeye Partners LP, 1st Lien Term Loan B-5 (1-MONTH CME TERM SOFR + 1.75%), 6.06%, 11/2/2026	91	91
Caesars Entertainment, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 6.56%, 2/6/2030	569	571
Caesars Entertainment, Inc., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.25%), 6.56%, 2/6/2031	149	149
Calpine Construction Finance Co. LP, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.00%), 6.31%, 7/19/2030	562	562
Camelot US Acquisition LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 7.06%, 1/31/2031	273	273
Carnival Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 7.11%, 8/9/2027	443	444
Central Parent LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.58%, 7/6/2029 (o)	734	700
Chariot Buyer LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.66%, 11/3/2028	539	542
Charter Communications Operating LLC, 1st Lien Term Loan B-4 (3-MONTH CME TERM SOFR + 2.00%), 6.31%, 12/9/2030	1,336	1,335
Charter Communications Operating LLC, 1st Lien Term Loan B-5 (3-MONTH CME TERM SOFR + 2.25%), 6.56%, 12/15/2031	500	499
Cincinnati Bell, Inc., 1st Lien Term Loan B-2 7.92%, 11/22/2028	340	341
Claire's Stores, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 6.50%), 10.89%, 12/18/2026	1,763	1,378
Clarios Global LP, 1st Lien Term Loan
(1-MONTH CME TERM SOFR + 2.50%), 6.81%, 5/6/2030	429	428
(1-MONTH CME TERM SOFR + 2.75%), 7.07%, 1/14/2032 (o)	225	225
Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.00%), 8.43%, 8/23/2028	1,383	1,387
Cloud Software Group, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 8.08%, 3/21/2031	260	262
Coherent Corp., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.00%), 6.31%, 7/2/2029	510	512
Conair Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 8.18%, 5/17/2028	1,962	1,810
Conservice Midco LLC, 1st Lien Term Loan B
(1-MONTH CME TERM SOFR + 3.50%), 7.86%, 5/13/2027	554	556
(12-MONTH CME TERM SOFR + 3.00%), 7.31%, 5/13/2030 (o)	100	100
Constellation Renewables LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.76%, 12/15/2027	408	408
CPI Holdco B LLC, 1st Lien Term Loan
(1-MONTH CME TERM SOFR + 2.00%), 6.31%, 5/19/2031	419	419
(1-MONTH CME TERM SOFR + 2.25%), 6.56%, 5/19/2031	135	135
CPPIB OVM Member US LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.58%, 8/7/2031	462	465
Creative Artists Agency LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 7.06%, 10/1/2031	444	446
Crosby US Acquisition Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.50%), 7.81%, 8/16/2029	252	255
CSC Holdings LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.50%), 8.91%, 1/18/2028	952	931
DaVita, Inc., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.00%), 6.31%, 4/25/2031	615	616
DCert Buyer, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.00%), 8.31%, 10/16/2026	219	212
DCert Buyer, Inc., 2nd Lien Term Loan (1-MONTH CME TERM SOFR + 7.00%), 11.31%, 2/16/2029	145	115
DexKo Global, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.75%), 8.34%, 10/4/2028	3,964	3,782
DIRECTV Financing LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 5.00%), 9.55%, 8/2/2027	1,811	1,812
Dun & Bradstreet Corp. (The), 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 6.56%, 1/18/2029	501	502
Ecovyst Catalyst Technologies LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.00%), 6.59%, 6/12/2031	474	475
Elanco Animal Health, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%), 6.19%, 8/2/2027	349	348
EMRLD Borrower LP, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.50%), 6.83%, 8/4/2031	3,054	3,064
EMRLD Borrower LP, 1st Lien Term Loan B (6-MONTH CME TERM SOFR + 2.50%), 6.93%, 5/31/2030	592	594
Endo Finance Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.00%), 8.31%, 4/23/2031	349	351
Ensemble RCM LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 7.29%, 8/1/2029	241	243
Entegris, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 1.75%), 6.07%, 7/6/2029	346	347
Enviri Corp., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 2.25%), 6.68%, 3/10/2028	597	595
EPIC Crude Services LP, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 7.30%, 10/15/2031	2,585	2,606

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
EW Scripps Co. (The), 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 3.00%), 7.43%, 1/7/2028	247	221
FGI Operating Co. LLC, 1st Lien Term Loan 0.00%, 1/31/2025 ‡ (j)	142	12
First Advantage Holdings LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 3.25%), 7.56%, 10/31/2031	3,417	3,446
First Student Bidco, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 6.89%, 7/21/2028	1,987	1,990
First Student Bidco, Inc., 1st Lien Term Loan B-2 (3-MONTH CME TERM SOFR + 2.50%), 6.89%, 7/21/2028	4,223	4,230
First Student Bidco, Inc., 1st Lien Term Loan C (3-MONTH CME TERM SOFR + 2.50%), 6.89%, 7/21/2028	607	609
Gates Global LLC, 1st Lien Term Loan B-4 (1-MONTH CME TERM SOFR + 1.75%), 6.06%, 11/16/2029	171	171
Gemini HDPE LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 7.85%, 12/31/2027	395	394
Genesee & Wyoming, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 1.75%), 6.08%, 4/10/2031	602	601
Genesys Cloud Services Holdings II LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 7.36%, 12/1/2027 (o)	3,586	3,588
Go Daddy Operating Co. LLC, 1st Lien Term Loan B-6 6.57%, 11/12/2029	496	497
GOAT Holdco LLC, 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.00%), 7.17%, 12/10/2031 (o)	290	291
Graham Packaging Co., Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.81%, 8/4/2027	333	334
Grant Thornton Advisors LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 7.06%, 6/2/2031	464	465
Gray Media, Inc., 1st Lien Term Loan D (1-MONTH CME TERM SOFR + 3.00%), 7.45%, 12/1/2028	208	191
Griffon Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 6.58%, 1/24/2029	436	438
Guardian US Holdco LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.50%), 7.83%, 1/31/2030	345	344
Hertz Corp. (The), 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 7.93%, 6/30/2028	528	475
Hertz Corp. (The), 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 3.50%), 7.93%, 6/30/2028	103	93
HUB International Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 7.04%, 6/20/2030	652	654
ICON Luxembourg SARL, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.00%), 6.33%, 7/3/2028	96	97
Icon Parent, Inc., 1st Lien Term Loan (12-MONTH CME TERM SOFR + 3.00%), 8.05%, 11/13/2031	3,285	3,300
Icon Parent, Inc., 2nd Lien Term Loan (3-MONTH CME TERM SOFR + 5.00%), 9.52%, 9/13/2032	90	92
iHeartCommunications, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 5.78%), 10.39%, 5/1/2029	2,980	2,641
Indy US Bidco LLC, 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 3.75%), 8.22%, 3/6/2028	374	375
INEOS Enterprises Holdings US Finco LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 8.36%, 7/7/2030	518	519
Ingram Micro, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.75%), 7.08%, 9/19/2031	172	174
Insulet Corp., 1st Lien Term Loan A (1-MONTH CME TERM SOFR + 2.50%), 6.81%, 8/1/2031	487	490
Iridium Satellite LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 6.56%, 9/20/2030	579	576
Jazz Financing Lux SARL, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 6.56%, 5/5/2028	362	363
Jetblue Airways Corp., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 5.50%), 9.85%, 8/13/2029	534	536
KBR, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 6.31%, 1/17/2031	469	471
LABL, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.00%), 9.41%, 10/30/2028	3,019	2,821
Leslie's Poolmart, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 7.18%, 3/9/2028	554	525
Live Nation Entertainment, Inc., 1st Lien Term Loan B-4 (1-MONTH CME TERM SOFR + 1.75%), 6.15%, 10/19/2026	403	402
LSF12 Crown US Commercial Bidco LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.25%), 8.59%, 12/2/2031 (o)	5,221	5,219
Lumen Technologies, Inc., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.35%), 6.78%, 4/16/2029	114	107
Lumen Technologies, Inc., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.35%), 6.78%, 4/15/2030	117	109
Madison IAQ LLC, 1st Lien Term Loan (6-MONTH CME TERM SOFR + 2.50%), 6.76%, 6/21/2028	3,578	3,583
Madison Safety & Flow LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.56%, 9/26/2031	464	467
Mauser Packaging Solutions Holding Co., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.34%, 4/15/2027	589	592
MED ParentCo LP, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.50%), 7.81%, 4/15/2031	400	403
Medline Borrower LP, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 6.56%, 10/23/2028 (o)	2,731	2,743
MH Sub I LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.25%), 8.72%, 5/3/2028 (o)	494	487
MI OpCo Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 7.25%), 11.66%, 3/31/2028	2,244	2,250
Mirion Technologies, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 6.58%, 10/20/2028	409	410
Mister Car Wash Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 7.09%, 3/27/2031	358	360

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
MIWD Holdco II LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.31%, 3/28/2031	2,781	2,800
Modena Buyer LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.50%), 8.79%, 7/1/2031	314	296
Moran Foods LLC, 1st Lien PIK Term Loan (3-MONTH CME TERM SOFR + 2.00%), 2.00%, 6/30/2026 ‡	5,070	4,008
Moran Foods LLC, 1st Lien Super Senior Delayed Draw Term Loan 16.71%, 6/30/2026 ‡	2,672	2,672
Moran Foods LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 8.50%), 13.02%, 1/2/2029 ‡	698	698
Moran Foods LLC, 1st Lien Term Loan A (3-MONTH CME TERM SOFR + 2.50%), 7.02%, 1/2/2029 ‡	810	810
Moran Foods LLC, 2nd Lien PIK Term Loan (3-MONTH CME TERM SOFR + 2.00%), 2.00%, 6/30/2026 ‡	2,045	986
Naked Juice LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 7.43%, 1/24/2029 (o)	453	329
NCR Atleos LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 8.05%, 3/27/2029	168	169
Neon Maple US Debt Mergersub, Inc., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 3.00%), 7.31%, 11/17/2031	4,896	4,906
NGL Energy Operating LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 8.06%, 2/3/2031	432	433
Option Care Health, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 6.56%, 10/27/2028	592	596
Orion Advisor Solutions, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.75%), 8.04%, 9/24/2030	535	540
Osmose Utilities Services, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.68%, 6/23/2028	722	721
Pactiv Evergreen Group Holdings, Inc., 1st Lien Term Loan B-4 (1-MONTH CME TERM SOFR + 2.50%), 6.81%, 9/25/2028	290	291
PAREXEL International, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.36%, 11/15/2028	1,865	1,873
Park River Holdings, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.82%, 12/28/2027	1,490	1,458
Petco Health & Wellness Co., Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.84%, 3/3/2028	6,633	6,364
PetSmart LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 8.16%, 2/11/2028	2,235	2,238
Pike Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.43%, 1/21/2028	756	762
Pra Health Sciences, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.00%), 6.33%, 7/3/2028	24	24
Prairie Acquiror LP, 1st Lien Term Loan B-2 8.62%, 8/1/2029	422	425
Pre-Paid Legal Services, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.68%, 12/7/2028	445	447
Prime Security Services Borrower LLC, 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.00%), 6.33%, 10/15/2030	911	913
Project Boost Purchaser LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.31%, 7/16/2031	461	464
Proofpoint, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.31%, 8/31/2028	502	505
Quikrete Holdings, Inc. 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 2.75%), 6.96%, 1/30/2032 (o)	4,572	4,595
Quikrete Holdings, Inc., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 6.56%, 3/19/2029	485	486
Radiology Partners, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.50%), 8.28%, 1/31/2029	491	484
Raven Acquisition Holdings LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.56%, 11/19/2031	2,712	2,720
RealPage, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 7.59%, 4/24/2028	276	275
Recess Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 8.05%, 2/20/2030	258	260
Resonetics LLC, 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.75%), 8.99%, 6/18/2031	265	267
Ring Container Technologies Group LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 7.06%, 8/14/2028	417	419
Rocket Software, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.25%), 8.56%, 11/28/2028	2,856	2,891
Sedgwick Claims Management Services, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.31%, 7/31/2031	507	509
Shutterfly Finance LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 6.00%), 10.29%, 10/1/2027 ‡	51	51
Shutterfly Finance LLC, 2nd Lien Term Loan (3-MONTH CME TERM SOFR + 1.00%), 5.33%, 10/1/2027	3,262	2,899
Six Flags Entertainment Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 6.36%, 5/1/2031	473	474
Skopima Consilio Parent LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.00%), 8.47%, 5/15/2028 (o)	714	716
Spirit AeroSystems, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.50%), 8.79%, 1/15/2027	210	212
SPX FLOW, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 7.31%, 4/5/2029	1,965	1,982
Staples, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 5.75%), 10.18%, 8/23/2029	963	926
Star Parent, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.00%), 8.33%, 9/27/2030	1,935	1,909
Star US Bidco LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 8.06%, 3/17/2027 (o)	743	746
Station Casinos LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 6.31%, 3/14/2031 (o)	349	350
Surgery Center Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 7.06%, 12/19/2030	318	319

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
Terex Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.00%), 6.31%, 10/8/2031 (o)	625	628
TGP Holdings III LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.66%, 6/29/2028	311	302
Thoughtworks, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 7.18%, 3/24/2028	147	143
Topgolf Callaway Brands Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.31%, 3/18/2030	323	322
Trans Union LLC, 1st Lien Term Loan B-9 (1-MONTH CME TERM SOFR + 1.75%), 6.06%, 6/24/2031	508	508
TransDigm, Inc., 1st Lien Term Loan J (3-MONTH CME TERM SOFR + 2.50%), 6.83%, 2/28/2031 (o)	445	446
TransDigm, Inc., 1st Lien Term Loan K (3-MONTH CME TERM SOFR + 2.75%), 7.08%, 3/22/2030	484	486
Trident TPI Holdings, Inc., 1st Lien Term Loan B-7 (6-MONTH CME TERM SOFR + 3.75%), 8.19%, 9/15/2028	464	468
Triton Water Holdings, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.84%, 3/31/2028	2,510	2,519
UFC Holdings LLC, 1st Lien Term Loan B-4 (3-MONTH CME TERM SOFR + 2.25%), 6.77%, 11/21/2031	273	275
UKG, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 7.30%, 2/10/2031	640	644
US Renal Care, Inc., 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 5.00%), 9.47%, 6/28/2028	3,293	3,063
USI, Inc., 1st Lien Term Loan D (3-MONTH CME TERM SOFR + 2.25%), 6.58%, 11/21/2029	523	522
Utz Quality Foods LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 7.11%, 1/20/2028	324	325
Varsity Brands LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.75%), 8.27%, 8/26/2031	5,297	5,303
Venator Materials LLC, 1st Lien Term Loan
(3-MONTH CME TERM SOFR + 10.00%), 14.31%, 1/16/2026	177	177
(3-MONTH CME TERM SOFR + 2.00%), 6.30%, 10/12/2028	289	286
Venator Materials LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 8.00%), 12.33%, 7/16/2026	177	177
Vertex Aerospace Services LLC, 1st Lien Term Loan 6.61%, 12/6/2030	461	462
Vertiv Group Corp., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 1.75%), 6.09%, 3/2/2027	497	498
Virtusa Corp., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 3.25%), 7.56%, 2/15/2029	514	517
VT Topco, Inc., 1st Lien Term Loan 8.07%, 8/9/2030	615	621
W.R. Grace Holdings LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.58%, 9/22/2028	1,027	1,035
Wand NewCo 3, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 7.11%, 1/30/2031	357	357
Wand NewCo 3, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 2.75%), 7.06%, 1/30/2031 (o)	150	150
WEC US Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 6.59%, 1/27/2031	968	971
Whatabrands LLC, 1st Lien Term Loan B 7.32%, 8/3/2028	534	536
White Cap Supply Holdings LLC, 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 3.25%), 7.56%, 10/19/2029 (o)	3,763	3,770
WhiteWater Whistler Holdings LLC, 1st Lien Term Loan B-2 (3-MONTH CME TERM SOFR + 1.75%), 6.13%, 2/15/2030	557	555
WMG Acquisition Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 1.75%), 6.04%, 1/24/2031	534	534
Zekelman Industries, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 6.55%, 1/24/2031	228	226
		190,971
Total Loan Assignments (Cost $199,818)		198,935
Asset-Backed Securities — 1.8%
Cayman Islands — 0.4%
Ballyrock CLO Ltd. Series 2020-2A, Class A2R, 6.10%, 10/20/2031 (a) (l)	2,900	2,904
Barings CLO Ltd. Series 2022-1A, Class B, 6.24%, 4/15/2035 (a) (l)	300	300
Buttermilk Park CLO Ltd. Series 2018-1A, Class CR, 6.25%, 10/15/2031 (a) (l)	931	932
Carlyle Global Market Strategies CLO Ltd.
Series 2015-4A, Class A2RR, 6.14%, 7/20/2032 (a) (l)	1,400	1,401
Series 2015-4A, Class BRR, 6.74%, 7/20/2032 (a) (l)	1,400	1,401
CIFC Funding Ltd. Series 2018-4A, Class A1, 5.71%, 10/17/2031 (a) (l)	1,856	1,856
Dryden CLO Ltd.
Series 2018-64A, Class A, 5.52%, 4/18/2031 (a) (l)	935	935

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Cayman Islands — continued
Series 2019-68A, Class BRR, 5.85%, 7/15/2035 (a) (l)	650	650
Dryden Senior Loan Fund Series 2015-37A, Class AR, 5.66%, 1/15/2031 (a) (l)	747	748
Madison Park Funding Ltd. Series 2018-29A, Class BR, 6.09%, 10/18/2030 (a) (l)	2,230	2,233
Magnetite Ltd.
Series 2019-22A, Class BRR, 5.90%, 7/15/2036 (a) (l)	1,018	1,019
Series 2019-22A, Class CRR, 6.15%, 7/15/2036 (a) (l)	977	980
Neuberger Berman Loan Advisers CLO Ltd.
Series 2019-31A, Class AR, 5.59%, 4/20/2031 (a) (l)	1,894	1,894
Series 2019-34A, Class BR, 6.04%, 1/20/2035 (a) (l)	900	902
Octagon Investment Partners Ltd. Series 2013-1A, Class A1RR, 5.52%, 7/19/2030 (a) (l)	545	546
Palmer Square Loan Funding Ltd.
Series 2024-3A, Class A2, 6.17%, 8/8/2032 (a) (l)	2,199	2,205
Series 2024-3A, Class B, 6.42%, 8/8/2032 (a) (l)	2,300	2,308
Series 2024-1A, Class A2, 5.75%, 10/15/2032 (a) (l)	250	250
RR Ltd. Series 2020-12A, Class A2R3, 5.90%, 1/15/2036 (a) (l)	2,163	2,166
Symphony CLO Ltd. Series 2018-19A, Class B, 5.92%, 4/16/2031 (a) (l)	1,400	1,401
Voya CLO Ltd.
Series 2016-3A, Class CR, 7.80%, 10/18/2031 (a) (l)	550	551
Series 2022-1A, Class BR, 6.04%, 4/20/2035 (a) (l)	1,180	1,181
		28,763
Jersey — 0.0% ^
Neuberger Berman Loan Advisers CLO Ltd.
Series 2022-50A, Class BR, 5.94%, 7/23/2036 (a) (l)	1,200	1,201
Series 2022-50A, Class CR, 6.19%, 7/23/2036 (a) (l)	779	781
		1,982
United States — 1.4%
ABFC Trust
Series 2003-OPT1, Class A1A, 5.25%, 4/25/2033 (l)	83	83
Series 2004-OPT3, Class M1, 5.18%, 9/25/2033 (l)	87	87
Series 2004-HE1, Class M1, 5.33%, 3/25/2034 (l)	386	385
Accredited Mortgage Loan Trust Series 2004-4, Class M1, 4.74%, 1/25/2035 (l)	341	332
ACE Securities Corp. Home Equity Loan Trust
Series 2003-FM1, Class M1, 5.72%, 11/25/2032 (l)	241	260
Series 2004-OP1, Class M2, 6.00%, 4/25/2034 (l)	833	742
American Credit Acceptance Receivables Trust
Series 2024-1, Class D, 5.86%, 5/13/2030 (a)	1,400	1,417
Series 2023-4, Class D, 7.65%, 9/12/2030 (a)	1,400	1,462
Series 2024-4, Class C, 4.91%, 8/12/2031 (a)	367	366
Series 2024-4, Class D, 5.34%, 8/12/2031 (a)	446	447
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2002-AR1, Class M1, 3.22%, 9/25/2032 (l)	51	53
Asset-Backed Securities Corp. Home Equity Loan Trust
Series 2004-HE2, Class M2, 6.30%, 4/25/2034 (l)	141	166
Series 2004-HE7, Class M2, 6.00%, 10/25/2034 (l)	137	134
Bayview Opportunity Master Fund LLC Series 2024-CAR1, Class C, 5.85%, 12/26/2031 (a) (l)	170	171
Bear Stearns Asset-Backed Securities Trust
Series 2003-SD1, Class M1, 5.70%, 12/25/2033 (l)	388	412

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
United States — continued
Series 2004-SD4, Class A1, 5.33%, 8/25/2044 (l)	494	484
Bridgecrest Lending Auto Securitization Trust Series 2024-3, Class D, 5.83%, 5/15/2030	1,480	1,497
Carlyle Global Market Strategies CLO Ltd. Series 2012-3A, Class A1A2, 5.73%, 1/14/2032 (a) (l)	732	733
Centex Home Equity Loan Trust
Series 2004-C, Class M2, 4.38%, 6/25/2034 (l)	286	276
Series 2004-D, Class MV2, 5.46%, 9/25/2034 (l)	14	13
Series 2004-D, Class MF2, 6.06%, 9/25/2034 (h)	412	409
Chase Funding Trust
Series 2003-5, Class 1M2, 5.03%, 9/25/2032 (l)	98	85
Series 2004-1, Class 1M1, 4.73%, 5/25/2033	841	779
Series 2003-4, Class 1A5, 4.90%, 5/25/2033 (h)	432	415
CHEC Loan Trust Series 2004-1, Class M1, 5.33%, 7/25/2034 (a) (l)	423	416
Citigroup Mortgage Loan Trust, Inc.
Series 2005-OPT1, Class M4, 5.48%, 2/25/2035 (l)	21	18
Series 2005-WF2, Class AF7, 5.75%, 8/25/2035 (h)	19	17
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2020-9, Class PT, 6.06%, 4/15/2045 ‡ (a) (l)	36	34
Countrywide Asset-Backed Certificates Series 2004-3, Class M1, 5.18%, 6/25/2034 (l)	334	333
Credit Acceptance Auto Loan Trust
Series 2022-3A, Class D, 9.00%, 4/18/2033 (a)	1,000	1,029
Series 2023-3A, Class B, 7.09%, 10/17/2033 (a)	311	320
Series 2024-1A, Class A, 5.68%, 3/15/2034 (a)	364	369
Series 2024-1A, Class B, 6.03%, 5/15/2034 (a)	320	325
Series 2024-1A, Class C, 6.71%, 7/17/2034 (a)	420	430
CWABS Asset-Backed Certificates Trust Series 2005-11, Class AF6, 5.05%, 2/25/2036 (l)	26	26
CWABS Asset-Backed Certificates Trust, Series 2004-BC4, Class M1, 5.48%, 11/25/2034 (l)	3	4
CWABS, Inc. Asset-Backed Certificates Series 2004-1, Class M2, 5.25%, 3/25/2034 (l)	100	108
DT Auto Owner Trust
Series 2022-1A, Class E, 5.53%, 3/15/2029 (a)	500	494
Series 2023-3A, Class C, 6.40%, 5/15/2029 (a)	900	914
Series 2022-3A, Class E, 10.99%, 7/16/2029 (a)	1,000	1,066
Exeter Automobile Receivables Trust Series 2022-6A, Class D, 8.03%, 4/6/2029	804	836
FFMLT Trust Series 2004-FF3, Class M1, 5.25%, 5/25/2034 (l)	238	233
Finance America Mortgage Loan Trust Series 2004-3, Class M2, 5.37%, 11/25/2034 (l)	139	125
Fremont Home Loan Trust
Series 2002-1, Class M1, 5.68%, 8/25/2033 (l)	514	545
Series 2004-B, Class M2, 5.37%, 5/25/2034 (l)	258	250
Series 2004-C, Class M1, 5.40%, 8/25/2034 (l)	404	371
Series 2004-D, Class M2, 5.33%, 11/25/2034 (l)	162	148
GLS Auto Receivables Issuer Trust
Series 2021-3A, Class E, 3.20%, 10/16/2028 (a)	900	871
Series 2022-2A, Class E, 5.50%, 6/15/2029 (a)	1,250	1,221
GSAMP Trust
Series 2003-SEA, Class A1, 5.23%, 2/25/2033 (l)	240	234
Series 2003-HE1, Class M1, 5.66%, 6/20/2033 (l)	495	509
Hertz Vehicle Financing LLC
Series 2023-3A, Class A, 5.94%, 2/25/2028 (a)	420	427
Series 2023-2A, Class D, 9.40%, 9/25/2029 (a)	700	722

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
United States — continued
Home Equity Mortgage Loan Asset-Backed Trust
Series 2004-B, Class M2, 4.59%, 11/25/2034 (l)	198	191
Series 2004-C, Class M2, 4.21%, 3/25/2035 (l)	636	539
LendingClub Loan Certificate Issuer Trust
Series 2022-NP3, Class CERT, 0.00%, 5/15/2037 ‡ (a)	125	999
Series 2022-P3, Class CERT, 0.00%, 5/15/2037 ‡ (a)	125	674
Series 2022-NP5, Class CERT, 0.00%, 6/15/2037 ‡ (a)	200	2,037
Series 2022-P4, Class CERT, 0.00%, 6/15/2037 ‡ (a)	200	1,229
Series 2022-NP6, Class CERT, 0.00%, 7/15/2037 ‡ (a)	50	515
Lendmark Funding Trust Series 2021-2A, Class B, 2.37%, 4/20/2032 (a)	500	454
Long Beach Mortgage Loan Trust Series 2003-4, Class M1, 5.45%, 8/25/2033 (l)	1	1
Magnetite Ltd. Series 2023-39A, Class BR, 5.85%, 1/25/2037 (a) (l)	250	251
MASTR Asset-Backed Securities Trust
Series 2004-OPT2, Class M2, 5.40%, 9/25/2034 (l)	288	310
Series 2005-NC1, Class M4, 5.57%, 12/25/2034 (l)	428	427
Merrill Lynch Mortgage Investors Trust
Series 2003-OPT1, Class M1, 5.40%, 7/25/2034 (l)	38	31
Series 2004-HE2, Class M1, 5.63%, 8/25/2035 (l)	41	40
Morgan Stanley ABS Capital I, Inc. Trust
Series 2003-NC10, Class M1, 5.45%, 10/25/2033 (l)	135	134
Series 2004-WMC2, Class M1, 5.34%, 7/25/2034 (l)	593	611
Series 2004-WMC2, Class M2, 6.23%, 7/25/2034 (l)	131	123
Series 2004-HE6, Class M2, 5.33%, 8/25/2034 (l)	479	467
Series 2004-HE7, Class M2, 5.37%, 8/25/2034 (l)	28	29
Series 2004-HE6, Class M3, 5.40%, 8/25/2034 (l)	186	179
Series 2004-HE8, Class M2, 5.45%, 9/25/2034 (l)	184	184
Series 2004-NC8, Class M3, 5.54%, 9/25/2034 (l)	110	114
Series 2004-HE8, Class M3, 5.55%, 9/25/2034 (l)	161	174
Series 2005-HE1, Class M2, 5.13%, 12/25/2034 (l)	198	190
Series 2005-NC1, Class M3, 5.19%, 1/25/2035 (l)	263	258
Morgan Stanley Mortgage Loan Trust Series 2007-5AX, Class 2A2, 4.73%, 2/25/2037 (l)	2,682	536
New Century Home Equity Loan Trust
Series 2004-2, Class M2, 5.36%, 8/25/2034 (l)	63	68
Series 2004-3, Class M2, 5.40%, 11/25/2034 (l)	33	37
Series 2004-4, Class M2, 5.22%, 2/25/2035 (l)	61	66
NovaStar Mortgage Funding Trust Series 2003-2, Class M2, 7.20%, 9/25/2033 (l)	633	639
NRM FNT1 Excess LLC Series 2024-FNT1, Class A, 7.40%, 11/25/2031 (a)	2,592	2,612
Oak Street Investment Grade Net Lease Fund
Series 2021-1A, Class A3, 2.80%, 1/20/2051 (a)	2,487	2,382
Series 2021-1A, Class B1, 4.23%, 1/20/2051 (a)	1,250	1,187
Option One Mortgage Accept Corp. Asset-Backed Certificates Series 2003-5, Class A2, 5.07%, 8/25/2033 (l)	208	210
Option One Mortgage Loan Trust Series 2004-3, Class M2, 5.28%, 11/25/2034 (l)	271	275
Pagaya AI Debt Selection Trust Series 2021-3, Class C, 3.27%, 5/15/2029 (a)	621	578
PRET LLC
Series 2021-NPL3, Class A2, 3.72%, 7/25/2051 (a) (h)	3,395	3,343
Series 2021-RN4, Class A2, 9.19%, 10/25/2051 (a) (l)	5,060	5,053
Series 2024-NPL2, Class A1, 7.02%, 2/25/2054 (a) (h)	10,327	10,369

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
United States — continued
Series 2024-RN1, Class A1, 7.14%, 3/25/2054 (a) (h)	4,111	4,127
Series 2024-NPL3, Class A1, 7.52%, 4/27/2054 (a) (h)	9,273	9,369
Series 2024-NPL9, Class A1, 5.85%, 12/25/2054 (a) (h)	8,645	8,645
Pretium Mortgage Credit Partners LLC Series 2021-RN1, Class A2, 3.60%, 2/25/2061 (a) (h)	5,121	5,027
Progress Residential Trust
Series 2021-SFR8, Class G, 4.01%, 10/17/2038 (a)	6,080	5,892
Series 2022-SFR3, Class D, 4.45%, 4/17/2039 (a)	1,250	1,224
PRPM LLC
Series 2021-6, Class A2, 6.47%, 7/25/2026 (a) (h)	3,571	3,520
Series 2021-11, Class A1, 5.49%, 11/25/2026 (a) (h)	2,762	2,756
RAMP Trust Series 2002-RS2, Class AI5, 4.65%, 3/25/2032 (l)	123	121
RCO Mortgage LLC Series 2024-1, Class A1, 7.02%, 1/25/2029 (a) (h)	2,442	2,449
Renaissance Home Equity Loan Trust
Series 2002-3, Class M1, 5.93%, 12/25/2032 (l)	267	247
Series 2003-1, Class M1, 5.93%, 6/25/2033 (l)	113	102
Series 2003-4, Class M1, 5.70%, 3/25/2034 (l)	1,058	936
Series 2003-4, Class M2F, 6.24%, 3/25/2034 (h)	581	377
Republic Finance Issuance Trust Series 2024-A, Class A, 5.91%, 8/20/2032 (a)	1,546	1,562
Santander Bank Auto Credit-Linked Notes
Series 2022-C, Class B, 6.45%, 12/15/2032 (a)	90	90
Series 2022-C, Class C, 6.99%, 12/15/2032 (a)	78	78
Series 2022-C, Class D, 8.20%, 12/15/2032 (a)	72	72
Series 2022-C, Class E, 11.37%, 12/15/2032 (a)	39	40
Santander Drive Auto Receivables Trust
Series 2024-1, Class B, 5.23%, 12/15/2028	300	302
Series 2024-1, Class C, 5.45%, 3/15/2030	160	162
Series 2024-4, Class C, 4.95%, 4/15/2030	544	543
Series 2023-6, Class C, 6.40%, 3/17/2031	502	518
Series 2024-4, Class D, 5.32%, 12/15/2031	574	575
SASCO Mortgage Loan Trust Series 2004-GEL3, Class M1, 4.64%, 8/25/2034 (l)	322	321
Saxon Asset Securities Trust Series 2004-2, Class MV2, 1.38%, 8/25/2035 (l)	88	95
SBA Small Business Investment Cos.
Series 2023-10A, Class 1, 5.17%, 3/10/2033	1,243	1,256
Series 2023-10B, Class 1, 5.69%, 9/10/2033	518	529
Securitized Asset-Backed Receivables LLC Trust Series 2005-OP1, Class M2, 5.10%, 1/25/2035 (l)	308	271
Stanwich Mortgage Loan Co. LLC Series 2021-NPB1, Class A2, 4.38%, 10/16/2026 (a) (h)	500	481
Structured Asset Securities Corp. Pass-Through Certificates Series 2002-AL1, Class A3, 3.45%, 2/25/2032	—	—
Theorem Funding Trust Series 2022-3A, Class A, 7.60%, 4/15/2029 (a)	130	130
Toyota Auto Loan Extended Note Trust Series 2021-1A, Class A, 1.07%, 2/27/2034 (a)	307	296
Upstart Pass-Through Trust
Series 2022-PT3, Class A, 19.86%, 4/20/2030 ‡ (a) (l)	576	575
Series 2022-PT4, Class A, 17.35%, 5/20/2030 ‡ (a) (l)	1,139	1,139
Upstart Securitization Trust
Series 2022-1, Class C, 5.71%, 3/20/2032 (a)	1,200	666
Series 2022-4, Class A, 5.98%, 8/20/2032 (a)	63	63

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
United States — continued
Wells Fargo Home Equity Asset-Backed Securities Trust
Series 2004-2, Class M8B, 5.00%, 10/25/2034 (a) (l)	290	263
Series 2004-2, Class M8A, 8.93%, 10/25/2034 (a) (l)	290	288
		116,226
Total Asset-Backed Securities (Cost $148,227)		146,971
U.S. Treasury Obligations — 1.3%
United States — 1.3%
U.S. Treasury Notes
4.25%, 1/31/2026 (p)	72,197	72,189
4.63%, 11/15/2026	400	403
3.38%, 9/15/2027	515	504
4.13%, 10/31/2029	12,570	12,458
4.25%, 11/15/2034	25,015	24,433
Total U.S. Treasury Obligations (Cost $110,163)		109,987
	SHARES (000)
Preferred Stocks — 0.4%
United States — 0.4%
Allstate Corp. (The) Series J, 7.38%, 7/15/2028 ($25 par value) (q)	66	1,754
Morgan Stanley,
Series I, 6.38%, 4/15/2025 ($25 par value) (q)	62	1,551
Series K, 5.85%, 4/15/2027 ($25 par value) (q)	254	6,194
Series P, 6.50%, 10/15/2027 ($25 par value) (q)	144	3,704
Series Q, 6.63%, 10/15/2029 ($25 par value) (q)	258	6,708
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡	2,316	2,483
SCE Trust VI 5.00%, 3/9/2025 ($25 par value) (q)	333	5,737
Wells Fargo & Co. Series Z, 4.75%, 3/15/2025 ($25 par value) (q)	332	6,712
Total Preferred Stocks (Cost $37,246)		34,843
Convertible Preferred Stocks — 0.1%
United States — 0.1%
Claire's Stores, Inc. ‡ * (m) (Cost $5,448)	4	4,926

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Convertible Bonds — 0.0% ^
United States — 0.0% ^
EchoStar Corp. 3.88% (PIK), 11/30/2030 (i)(Cost $1,900)	1,816	2,100
Total Convertible Bonds (Cost $1,900)		2,100
Mortgage-Backed Securities — 0.0% ^
United States — 0.0% ^
FHLMC UMBS, 30 Year Pool # SD8238, 4.50%, 8/1/2052	89	83
FNMA UMBS, 20 Year Pool # CA1231, 3.50%, 2/1/2038	183	173
FNMA UMBS, 30 Year
Pool # MA4398, 2.00%, 8/1/2051	506	397
Pool # MA4465, 2.00%, 11/1/2051	45	36
Pool # MA4548, 2.50%, 2/1/2052	17	13
Pool # MA4563, 2.50%, 3/1/2052	50	41
Pool # MA4564, 3.00%, 3/1/2052	15	12
Pool # MA4624, 3.00%, 6/1/2052	65	56
Pool # MA4733, 4.50%, 9/1/2052	85	80
Total Mortgage-Backed Securities (Cost $1,045)		891
	NO. OF WARRANTS (000)
Warrants — 0.0% ^
United Kingdom — 0.0% ^
Cineworld Group plc expiring 12/31/2049, price 4,149.00 GBP *	17	—
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD ‡ *	48	—
		—
United States — 0.0% ^
Audacy
expiring 12/31/2049, price 10.75 USD *	10	195
expiring 12/31/2049, price 10.75 USD ‡ *	2	—
expiring 12/31/2049, price 10.75 USD ‡ *	13	4
		199
Total Warrants (Cost $4,630)		199
	NO. OF RIGHTS (000)
Rights — 0.0% ^
Spain — 0.0% ^
ACS Actividades de Construccion y Servicios SA, expiring 2/4/2025*(Cost $14)	30	15
	PRINCIPAL AMOUNT ($000)
Short-Term Investments — 2.2%
Certificates of Deposits — 0.0% ^
Kookmin Bank, 5.47%, 5/14/2025	143	143

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued
Certificates of Deposits — continued
Standard Chartered Bank, 5.51%, 4/10/2025	400	401
Total Certificates of Deposits (Cost $544)		544
Commercial Paper — 0.0% ^
BPCE SA, 4.62%, 11/6/2025 (a)	250	242
Caisse d'Amortissement de la Dette Sociale, 5.30%, 4/1/2025 (a) (r)	250	248
Chevron Corp.
4.60%, 4/23/2025 (a)	250	248
4.60%, 4/24/2025 (a) (r)	250	247
DNB Bank ASA
5.49%, 5/29/2025 (a)	246	243
4.55%, 11/12/2025 (a)	250	242
First Abu Dhabi Bank PJSC, 4.61%, 11/13/2025 (a)	250	241
Glencore Funding LLC, 4.66%, 10/31/2025 (a)	499	481
National Bank of Canada, 5.55%, 4/30/2025 (a) (r)	250	247
NatWest Markets plc, 4.62%, 2/4/2025 (a) (r)	300	300
Total Commercial Paper (Cost $2,737)		2,739
	SHARES (000)
Investment Companies — 1.1%
JPMorgan Prime Money Market Fund Class IM Shares, 4.46% (s) (t)	31,344	31,357
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.38% (s) (t)	58,092	58,115
Total Investment Companies (Cost $89,468)		89,472
Investment of Cash Collateral from Securities Loaned — 1.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (s) (t)(Cost $91,425)	91,425	91,425
Total Short-Term Investments (Cost $184,174)		184,180
Total Investments — 100.4% (Cost $7,926,537)		8,335,710
Liabilities in Excess of Other Assets — (0.4)%		(32,521)
NET ASSETS — 100.0%		8,303,189

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ADR	American Depositary Receipt
CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
CVA	Certificaten Van Aandelen (Dutch Certificate)
ELN	Equity-Linked Note
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of January 31, 2025. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JSC	Joint Stock Company
OYJ	Public Limited Company
PIK	Payment In Kind
PJSC	Public Joint Stock Company
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
RE	Reinsured
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
RTS	Russian Trading System
SCA	Limited partnership with share capital
SDR	Swedish Depositary Receipt
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of January 31, 2025.
(d)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at January 31, 2025 is $182,310 or 2.20% of the Fund’s net
assets as of January 31, 2025.

(e)	Security is an interest bearing note with preferred security characteristics.
(f)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of January 31, 2025.

(g)	The security or a portion of this security is on loan at January 31, 2025. The total value of securities on loan at January 31, 2025 is $84,784.
(h)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of January 31, 2025.

(i)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(j)	Defaulted security.
(k)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(l)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of January 31, 2025.

(m)	Fund is subject to legal or contractual restrictions on the resale of the security.
(n)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
(o)	All or a portion of this security is unsettled as of January 31, 2025. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(p)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(q)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of January 31, 2025.
(r)	The rate shown is the effective yield as of January 31, 2025.
(s)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(t)	The rate shown is the current yield as of January 31, 2025.
Summary of Investments by Industry, January 31, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
U.S. Equity	10.6%
Banks	7.3
Oil, Gas & Consumable Fuels	5.9
Convertible Bonds	5.7
Commercial Mortgage-Backed Securities	4.2
Collateralized Mortgage Obligations	3.3
Media	3.1
Diversified Telecommunication Services	3.0
Semiconductors & Semiconductor Equipment	2.8
Capital Markets	2.7
Foreign Government Securities	2.5
Electric Utilities	2.4
Hotels, Restaurants & Leisure	2.0
Pharmaceuticals	2.0
Insurance	1.9
Software	1.8
Asset-Backed Securities	1.8
Chemicals	1.7
Automobile Components	1.6
Health Care Providers & Services	1.5
U.S. Treasury Notes	1.3
Specialty Retail	1.3
Machinery	1.3
Commercial Services & Supplies	1.2
Consumer Finance	1.1
Metals & Mining	1.0
Financial Services	1.0
Building Products	1.0
Consumer Staples Distribution & Retail	1.0
Others (each less than 1.0%)	19.8
Short-Term Investments	2.2
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of January 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	18,958	03/20/2025	USD	2,066,718	(15,887)
EURO STOXX 50 Index	16	03/21/2025	EUR	875	46
FTSE 100 Index	4	03/21/2025	GBP	428	18
NASDAQ 100 E-Mini Index	153	03/21/2025	USD	66,024	669
S&P 500 E-Mini Index	958	03/21/2025	USD	290,478	(2,007)
					(17,161)
Short Contracts
EURO STOXX 50 Index	(3,969)	03/21/2025	EUR	(217,113)	(9,279)
					(26,440)

Abbreviations
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
USD	United States Dollar

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at January 31, 2025.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities
Cayman Islands	$—	$28,763	$—	$28,763
Jersey	—	1,982	—	1,982
United States	—	109,024	7,202	116,226
Total Asset-Backed Securities	—	139,769	7,202	146,971
Collateralized Mortgage Obligations
United States	—	268,804	8,202	277,006
Commercial Mortgage-Backed Securities
United States	—	348,765	1,768	350,533
Common Stocks
Australia	—	45,663	—	45,663
Austria	—	10,547	—	10,547
Belgium	—	3,630	—	3,630
Brazil	14,047	—	—	14,047
Canada	73,335	—	—	73,335
Chile	1,308	—	—	1,308
China	7,576	88,245	—	95,821
Denmark	1,014	6,027	—	7,041
Finland	4,980	23,948	—	28,928
France	—	152,054	—	152,054
Germany	—	96,391	—	96,391
Greece	—	2,962	—	2,962
Guatemala	1,014	—	—	1,014
Hong Kong	253	14,058	—	14,311
India	10,676	30,668	—	41,344
Indonesia	—	13,843	—	13,843
Ireland	25,025	1,053	—	26,078
Israel	887	507	—	1,394
Italy	—	48,595	—	48,595
Japan	710	90,125	—	90,835
Luxembourg	—	—	8,804	8,804
Mexico	19,326	—	—	19,326
Netherlands	2,281	48,215	—	50,496
New Zealand	764	—	—	764
Norway	6,169	13,756	—	19,925
Peru	850	—	—	850
Poland	—	1,567	—	1,567
Portugal	—	1,781	—	1,781
Russia	—	—	—(a )	—(a )
Saudi Arabia	—	14,778	—	14,778
Singapore	—	23,327	—	23,327
South Africa	2,985	7,559	—	10,544

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
South Korea	$—	$38,576	$—	$38,576
Spain	2,668	30,474	—	33,142
Sweden	8,014	33,719	—	41,733
Switzerland	—	12,686	—	12,686
Taiwan	—	113,296	—	113,296
Thailand	—	4,726	—	4,726
United Kingdom	13,913	128,495	—	142,408
United States	1,293,190	49,309	10,556	1,353,055
Total Common Stocks	1,490,985	1,150,580	19,360	2,660,925
Convertible Bonds	—	2,100	—	2,100
Convertible Preferred Stocks	—	—	4,926	4,926
Corporate Bonds
Angola	—	709	—	709
Argentina	—	2,545	—	2,545
Australia	—	1,134	—	1,134
Austria	—	2,248	—	2,248
Bahrain	—	1,182	—	1,182
Brazil	—	8,586	—	8,586
Canada	—	137,054	—	137,054
Colombia	—	3,785	—	3,785
Denmark	—	279	—	279
Finland	—	11,482	—	11,482
France	—	59,793	—	59,793
Georgia	—	613	—	613
Germany	—	7,980	—	7,980
Guatemala	—	1,128	—	1,128
Ireland	—	2,893	— (a)	2,893
Israel	—	1,416	—	1,416
Italy	—	6,392	—	6,392
Jamaica	—	1,290	—	1,290
Japan	—	3,136	—	3,136
Luxembourg	—	30,548	— (a)	30,548
Mexico	—	22,550	—	22,550
Morocco	—	4,024	—	4,024
Netherlands	—	21,960	—	21,960
Norway	—	995	—	995
Paraguay	—	255	—	255
Peru	—	1,438	—	1,438
South Africa	—	4,023	—	4,023
Spain	—	30,651	—	30,651
Sweden	—	4,962	—	4,962
Switzerland	—	21,296	—	21,296
Turkey	—	3,160	—	3,160
United Kingdom	—	75,665	— (a)	75,665
United States	—	2,292,777	4,714	2,297,491
Uzbekistan	—	2,848	—	2,848
Venezuela, Bolivarian Republic of	—	564	—	564

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Corporate Bonds	—	2,771,361	4,714	2,776,075
Equity Linked Notes	$—	$476,179	$—	$476,179
Exchange-Traded Funds	905,914	—	—	905,914
Foreign Government Securities	—	206,031	—	206,031
Loan Assignments
Canada	—	3,227	—	3,227
France	—	170	—	170
Germany	—	344	—	344
Luxembourg	—	1,070	—	1,070
United Kingdom	—	3,153	—	3,153
United States	—	181,734	9,237	190,971
Total Loan Assignments	—	189,698	9,237	198,935
Mortgage-Backed Securities	—	891	—	891
Preferred Stocks
United States	32,360	—	2,483	34,843
Rights	15	—	—	15
U.S. Treasury Obligations	—	109,987	—	109,987
Warrants
United Kingdom	— (a)	—	— (a)	— (a)
United States	—	195	4	199
Total Warrants	— (a)	195	4	199
Short-Term Investments
Certificates of Deposits	—	544	—	544
Commercial Paper	—	2,739	—	2,739
Investment Companies	89,472	—	—	89,472
Investment of Cash Collateral from Securities Loaned	91,425	—	—	91,425
Total Short-Term Investments	180,897	3,283	—	184,180
Total Investments in Securities	$2,610,171	$5,667,643	$57,896	$8,335,710
Appreciation in Other Financial Instruments
Futures Contracts	733	—	—	733
Depreciation in Other Financial Instruments
Futures Contracts	(27,173)	—	—	(27,173)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(26,440)	$—	$—	$(26,440)

(a)	Amount rounds to less than one thousand.
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of October 31, 2024	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of January 31, 2025
Investments in Securities:
Asset-Backed Securities	$8,596	$—	$5	$(1)	$—	$(1,398)	$—	$—	$7,202
Collateralized Mortgage Obligations	8,488	— (a)	16	— (a)	—	(302)	—	—	8,202

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
	Balance as of October 31, 2024	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of January 31, 2025
Commercial Mortgage-Backed Securities	$—	$—	$(20)	$—	$1,788	$—	$—	$—	$1,768
Common Stocks	22,892	2,873	(1,767)	—	—	(4,638)	—	—	19,360
Convertible Bonds	3,155	—	(2,852)	—	77	(380)	—	—	—
Convertible Preferred Stocks	6,863	(1,041)	(6,453)	—	6,945	(1,388)	—	—	4,926
Corporate Bonds	6,553	—	(882)	35	101	(1,093)	—	—	4,714
Loan Assignments	8,731	—	(141)	88	559	—	—	—	9,237
Preferred Stocks	2,054	—	429	—	—	—	—	—	2,483
Warrants	475	—	(573)	—	102	—	—	—	4
Total	$67,807	$1,832	$(12,238)	$122	$9,572	$(9,199)	$—	$—	$57,896

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at January 31, 2025, which were valued using significant unobservable inputs (level 3) amounted to $363.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at January 31, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$608	Terms of Restructuring	Expected Recovery	$0.00 - $137.77 ($136.82)

Common Stocks	608
	4,926	Market Comparable Companies	EBITDA Multiple (b)	8.55x (8.55x)

Convertible Preferred Stocks	4,926
	1,681	Terms of Restructuring	Expected Recovery	0.00% - 59.69% (40.67%)

Corporate Bonds	1,681
	609	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 15.00% (14.17%)
			Constant Default Rate	12.00% - 43.00% (13.72%)
			Yield (Discount Rate of Cash Flows)	7.42% - 10.33% (7.58%)

Asset-Backed Securities	609
	8,197	Discounted Cash Flow	Constant Prepayment Rate	25.00% (25.00%)
			Yield (Discount Rate of Cash Flows)	6.91% (6.91%)

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
	Fair Value at January 31, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
Collateralized Mortgage Obligations	8,197
	5,178	Terms of Restructuring	Expected Recovery	8.41% - 100.00% (89.33%)
	4,009	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	26.08% (26.08%)

Loan Assignments	9,187
Total	$25,208

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At January 31, 2025, the value of these investments was $32,688. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
As of January 31, 2025, the Fund held restricted securities, other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act, as follows:
Security	Acquisition Date	Cost	Market Value	Percentage of Fund's Net Assets
Claire's Stores, Inc.	11/28/2018	$3,541	$4	0.0%
Claire's Stores, Inc.	10/03/2018	5,448	4,926	0.1%
		$8,989	$4,930
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2025	Shares at January 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Equity Premium Income ETF	$424,858	$—	$—	$—	$2,027	$426,885	7,239	$8,482	$—
JPMorgan Income ETF	44,356	—	20,654	699	(740)	23,661	514	658	—
JPMorgan Nasdaq Equity Premium Income ETF	432,469	—	—	—	22,899	455,368	7,924	11,551	—
JPMorgan Prime Money Market Fund Class IM Shares, 4.46% (a) (b)	48,289	197,187	214,120	— (c)	1	31,357	31,344	465	—
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.38% (a) (b)	56,352	1,595,011	1,593,264	36	(20)	58,115	58,092	1,113	—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (a) (b)	86,568	92,844	87,987	—	—	91,425	91,425	971	—
Total	$1,092,892	$1,885,042	$1,916,025	$735	$24,167	$1,086,811		$23,240	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2025.
(c)	Amount rounds to less than one thousand.